              As filed with the Securities and Exchange Commission
                          on or about February 27, 2003

                                         Securities Act Registration No. 33-7604
                                Investment Company Act Registration No. 811-4769

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]

         Pre-Effective Amendment No.                                      [ ]
                                     ------

         Post-Effective Amendment No.  29                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]

         Amendment No. 30                                                 [X]

                        (Check appropriate box or boxes)

                        STRONG MUNICIPAL BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

       100 Heritage Reserve
    Menomonee Falls, Wisconsin                                  53051
(Address of Principal Executive Offices)                      (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400

                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)

     It is proposed that this filing will become effective (check appropriate box).

       [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
       [X]  on March 1, 2003 pursuant to paragraph (b) of Rule 485
       [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
       [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
       [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

INVESTOR CLASS

                                                    PROSPECTUS  |  March 1, 2003

                                                                      The Strong
                                                                Municipal Income
                                                                           Funds


                                    [GRAPHIC]


                    Strong High-Yield Municipal Bond Fund

                  Strong Intermediate Municipal Bond Fund

                           Strong Minnesota Tax-Free Fund

                               Strong Municipal Bond Fund

                                        Strong Short-Term
                                High Yield Municipal Fund

                    Strong Short-Term Municipal Bond Fund

                           Strong Wisconsin Tax-Free Fund


The Securities and Exchange Commission (SEC) has not
approved or disapproved of these securities or                            [logo]
determined if this prospectus is truthful or complete.
Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

YOUR INVESTMENT

KEY INFORMATION
What are the Funds' objectives?................................................1
What are the Funds' principal investment strategies?...........................1
What are the main risks of investing in the Funds?.............................6
What are the Funds' fees and expenses?........................................17
Who are the Funds' investment advisor and portfolio managers?.................19

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW
Percentage Restrictions.......................................................22
Comparing the Funds...........................................................23
A Word About Credit Quality...................................................24
Taxable Investments...........................................................26
If You Are Subject to the Alternative Minimum Tax.............................27
Financial Highlights..........................................................27

YOUR ACCOUNT

12b-1 Fees....................................................................34
Share Price...................................................................34
Managing Your Account.........................................................35
Investment Minimums...........................................................39
Additional Information........................................................39
Distributions.................................................................43
Taxes.........................................................................44
Reserved Rights...............................................................47
For More Information..................................................Back Cover

In this prospectus, "we," "us," or "our" refers either to Strong Capital Management, Inc., the investment advisor for the Strong Funds, or Strong Investor Services, Inc., the administrator and transfer agent for the Strong Funds.

                                                                YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUNDS' OBJECTIVES?
--------------------------------------------------------------------------------
The STRONG HIGH-YIELD MUNICIPAL BOND FUND seeks total return by investing for a high level of federally tax-exempt current income.

The STRONG INTERMEDIATE MUNICIPAL BOND FUND seeks total return by investing for a high level of federally tax-exempt current income.

The STRONG MINNESOTA TAX-FREE FUND seeks total return by investing for a high level of current income that is exempt from federal and Minnesota personal income taxes.

The STRONG MUNICIPAL BOND FUND seeks total return by investing for a high level of federally tax-exempt current income with a moderate degree of share-price fluctuation.

The STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND seeks total return by investing for a high level of federally tax-exempt current income with a moderate degree of share-price fluctuation.

The STRONG SHORT-TERM MUNICIPAL BOND FUND seeks total return by investing for a high level of federally tax-exempt current income with a low degree of share-price fluctuation.

The STRONG WISCONSIN TAX-FREE FUND seeks total return by investing for a high level of current income that is exempt from federal and Wisconsin personal income taxes.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------
The HIGH-YIELD MUNICIPAL BOND FUND invests, under normal conditions, at least 80% of its net assets in municipal bonds, including long-term, medium- and lower-quality municipal bonds. The Fund's manager emphasizes bonds whose credit quality may be improving, and issuers that complement current investment

YOUR INVESTMENT

themes, such as the "aging of America." The manager also takes the overall interest rate environment into consideration. The Fund typically maintains an average effective maturity between 10 and 25 years. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the Fund's yield).

The INTERMEDIATE MUNICIPAL BOND FUND invests, under normal conditions at least 80% of its net assets in municipal bonds, including intermediate-term, higher- and medium-quality municipal bonds. To enhance its return potential, the Fund may invest up to 15% of its net assets in securities that are of lower-quality (e.g., high-yield or junk bonds). The Fund may also invest up to 20% of its assets in taxable securities of comparable quality to its investments in municipal obligations, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities. The Fund's manager conducts intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving (based on improving financial trends, positive industry/sector dynamics, improving economic conditions, or specific demographic trends). The Fund typically maintains an average effective maturity between 3 and 10 years. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the Fund's yield).

The MINNESOTA TAX-FREE FUND invests, under normal conditions, at least 95% of its net assets in municipal obligations whose interest is exempt from federal and Minnesota personal income taxes, and at least 80% of its net assets in municipal obligations whose interest


--------------------------------------------------------------------------------
MUNICIPAL BONDS are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal bonds can be issued to obtain money for public purposes or for privately operated facilities or projects. Some municipal bonds pay interest that is exempt from federal income tax. Examples of municipal securities are general obligation bonds, revenue bonds, industrial devel-opment bonds, notes, and municipal leases.

--------------------------------------------------------------------------------

2

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                                                                YOUR INVESTMENT

is exempt from the federal alternative minimum tax (AMT). It invests at least 65% of its net assets in higher- and medium-quality securities. To enhance its return potential and help the Fund achieve its principal investment strategy of investing 95% of its net assets in Minnesota tax-exempt securities, the Fund may invest up to 25% of its net assets in securities that are of lower-quality (e.g., high-yield or junk bonds). The Fund may also invest up to 5% of its net assets in taxable securities of comparable quality to its investments in municipal obligations, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities. The Fund typically maintains an average effective maturity between 5 and 20 years. Also, the Fund may invest up to 25% of its net assets in industrial development bonds (IDBs), which may be in related industries or with related issuers, and up to 25% of its net assets in municipal leases. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the Fund's yield).

The MUNICIPAL BOND FUND invests, under normal conditions, at least 80% of its net assets in municipal bonds, including long-term, higher- and medium-quality municipal bonds. To enhance its return potential, the Fund may invest up to 25% of its net assets in securities that are of lower-quality (e.g., high-yield or junk bonds). The Fund may also invest up to 20% of its assets in taxable securities of comparable quality to its investments in municipal obligations, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities. The Fund's manager conducts intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. The Fund typically maintains an average effective maturity between 5 and 20 years. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the Fund's yield).

The SHORT-TERM HIGH YIELD MUNICIPAL FUND invests, under normal conditions, at least 80% of its net assets in municipal

                                                                             3

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YOUR INVESTMENT

bonds, and invests primarily in short-term and intermediate-term municipal bonds. Under normal conditions, the Fund invests at least 65% of its net assets in medium- and lower-quality securities (e.g., securities rated BBB through C by Standard & Poor (S&P)). The Fund may also invest up to 20% of its net assets in taxable securities of comparable credit quality to its investments in municipal obligations including U.S. government securities, bank and corporate obligations, and other fixed income securities. The Fund typically maintains an average effective maturity of three years or less. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the Fund's yield).

The SHORT-TERM MUNICIPAL BOND FUND invests, under normal conditions, at least 80% of its net assets in municipal bonds. It invests primarily in short- and intermediate-term municipal bonds, and invests at least 85% of its net assets in higher- and medium-quality securities. To enhance its return potential, the Fund may invest up to 15% of its net assets in securities that are of lower quality (e.g., high-yield or junk bonds). The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal obligations, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities. The Fund's manager conducts intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. The Fund typically maintains an average effective maturity of three years or less. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the Fund's yield).

The WISCONSIN TAX-FREE FUND invests, under normal conditions, at least 80% of its net assets in municipal obligations whose interest is exempt from federal and Wisconsin income taxes, including the federal alternative minimum tax
(AMT). It invests at least 65% of its net assets in higher- and medium-quality securities. To enhance its return potential, the Fund may also invest up to 25% of its net assets in securities that are of lower quality (e.g., high-yield or junk

4

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                                                                YOUR INVESTMENT

bonds). The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal obligations, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities. The Fund typically maintains an average effective maturity between 5 and 20 years. Also, the Fund may invest up to 25% of its net assets in industrial development bonds (IDBs), which may be in related industries or with related issuers, and up to 25% of its net assets in municipal leases. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the Fund's yield).

Although the Funds invest primarily for income, they also employ techniques designed to realize capital appreciation. For example, the managers may select bonds with maturities and coupon rates that position them for potential capital appreciation for a variety of reasons, including a manager's view on the direction of future interest-rate movements and the potential for credit improvement.

The Funds' managers may sell a holding if its value becomes unattractive (for example, when its fundamental qualities deteriorate or when other investment opportunities exist that have more attractive returns). Also, the managers may invest up to 100% of a Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position during adverse market, economic, or political conditions if a Fund's managers determine that a temporary defensive position is advisable. If the market goes up, taking a temporary defensive position may result in the Fund earning a lower return than it would have otherwise achieved if the managers had not adopted a temporary defensive position. In this case, the Fund may not achieve its investment objectives.

                                                                             5

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YOUR INVESTMENT

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
--------------------------------------------------------------------------------
BOND RISKS: The major risks of each Fund are those of investing in the bond market. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, a bond's market value declines, and when interest rates decline, its market value rises (interest-rate risk). Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield (maturity risk). A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition (credit-quality risk). Because bond values fluctuate, the Fund's share price fluctuates. So, when you sell your investment, you may receive more or less money than you originally invested.

ACTIVE MANAGEMENT RISK: Each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the managers will produce the desired results.

DERIVATIVES RISK: Derivatives include futures, options, and swap agreements. When investing in futures, the Fund is exposed to the risk that the security's future value may be higher or lower at the time of sale or purchase, respectively. When writing put and call options, the Fund is exposed to losses in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures or designating liquid assets to cover such risks. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. In entering into swap agreements, the Fund is exposed to the risk of counterparty default and changes in the value of the underlying asset. Derivatives may be illiquid and the market for derivatives is largely unregulated. The Fund's use of derivatives may not always be a successful hedge and using them could lower the Fund's yield.

6

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                                                                YOUR INVESTMENT


HIGH-YIELD BOND RISKS: The High-Yield Municipal Bond Fund and the Short-Term High Yield Municipal Fund invest primarily in lower-quality bonds, commonly known as high-yield bonds or junk bonds. The Intermediate Municipal Bond Fund, the Minnesota Tax-Free Fund, the Municipal Bond Fund, the Short-Term Municipal Bond Fund, and the Wisconsin Tax-Free Fund may also invest in lower-quality bonds. Lower-quality bonds present a significant risk for loss of principal and interest. These bonds offer the potential for higher returns but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor, or guarantor may not be able to make its payments of interest and principal (credit-quality risk). If that happens, the Fund's share price may decrease and its income distributions may be reduced, and the value of the bond may decrease. An economic downturn or period of rising interest rates (interest-rate risk) could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Fund's share price.

MUNICIPAL RISK: Economic, business, or political developments may affect the ability of municipal issuers, obligors, and guarantors to repay principal and to make interest payments. This could result in fluctuations in the Fund's returns.

MUNICIPAL LEASE RISK: For each Fund, except the Short-Term High-Yield Municipal Fund and High-Yield Municipal Bond Fund, municipal leases contain non-appropriation clauses under which the municipality may elect annually not to appropriate for future lease payments. This right of non-appropriation creates a pre-payment and reinvestment risk for the Fund. To reduce risks created by non-appropriation, the Fund's managers try to invest in municipal leases of essential public-use assets from creditworthy municipalities.

NOT INSURED RISK: An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                                                                             7

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YOUR INVESTMENT


RELATED-PROJECTS RISK: Each Fund invests in issuers that finance similar types of municipal projects and obligors whose principal business activities are in the same types of municipal projects (such as projects involving community development, education, health care, hospitals, industrial development, pollution control, retirement and assisted living centers, single and multi-family low-income housing, and energy productions), these Funds will bear risks from the effects of economic, political, tax law, or business developments related to these types of municipal projects. These risks include, but are not limited to, proposed federal or state legislation affecting municipal projects, pending or final court decisions relating to municipal projects or their financing, shortages of or price increases in materials needed for the municipal projects, and declining markets or need for these municipal projects.

STATE AND COUNTRY RISKS:
Guam risks: The Wisconsin Tax-Free Fund may be affected by unfavorable political, economic, or business-related developments in Guam because the Fund may invest significantly in municipal obligations of Guam issuers. Guam's economy is dependent on revenues from tourism, the U.S. military, and service industries. Its employment is concentrated in local government and federal jobs. A decrease in U.S. military operations and natural disasters may have a negative impact on Guam's economy and Guam's issuers.

Puerto Rico risks: The Wisconsin Tax-Free Fund may be affected by unfavorable political, economic, or business-related developments in Puerto Rico because the Fund may invest significantly in municipal obligations of Puerto Rico issuers. Historically, Puerto Rico's economy benefited from tax incentives contained in Section 936 of the Internal Revenue Code. These tax incentives allow tax credits for U.S. domestic corporations that conduct a large amount of business in Puerto Rico. However, these incentives will be phased out by the year 2006, which may decrease Puerto Rico's competitive advantage for attracting new business, and negatively affect Puerto Rico's economy. Economic difficulties in the United

8

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                                                                YOUR INVESTMENT

States and natural disasters could also have a negative impact on the overall economy of Puerto Rico, and negatively affect Puerto Rico issuers.

State of Minnesota risk: The Minnesota Tax-Free Fund may be affected by unfavorable political, tax, public finance, economic, or business-related developments in the State of Minnesota because the Fund invests significantly in municipal obligations of Minnesota issuers, such as developments in Minnesota's health services, industrial equipment, or agricultural industries, as opposed to a broader range of issuers that are less geographically concentrated. Such developments include changes in federal and state laws that restrict revenues or raise costs for issuers (for example, health department regulations that raise costs for the health services industries), court decisions that affect debt obligations, federal limits on funds available for public finance projects, reductions in federal or state aid (for example, aid for the agricultural industry or local municipalities and subdivisions), natural disasters, and an imbalance between the supply and demand for Minnesota issuer's securities.

State of Wisconsin risk: The Wisconsin Tax-Free Fund may be affected by unfavorable political, economic, or business-related developments in the State of Wisconsin because the Fund may invest significantly in municipal obligations of Wisconsin issuers, such as those in the dairy, motor vehicle or paper products industries, as opposed to a broader range of issuers that are less geographically concentrated. Such developments include changes in federal and state laws that restrict revenues or raise costs for issuers (for example, environmental regulations that raise costs for the motor vehicle or paper production industries), court decisions that affect debt obligations, reductions in federal or state aid (for example, aid for the dairy industry), natural disasters, and an imbalance between the supply and demand for the Wisconsin issuer's securities.

                                                                             9

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YOUR INVESTMENT


Virgin Islands risks: The Wisconsin Tax-Free Fund may be affected by unfavorable political, economic, or business-related developments in the Virgin Islands and in applicable U.S. tax policy and laws because the Fund may invest significantly in municipal obligations of Virgin Islands issuers. The Virgin Islands' economy is heavily dependent on tourism for both revenue and employment and continued favorable U.S. tax laws. Natural disasters and economic difficulties in the United States could have a negative impact on the Virgin Islands' tourism industry and may also have a negative impact on the overall economy of the Virgin Islands and Virgin Island issuers.

The Funds are appropriate for investors who are comfortable with the risks described here. The High-Yield Municipal Bond Fund, the Intermediate Municipal Bond Fund, the Minnesota Tax-Free Fund, the Municipal Bond Fund, and the Wisconsin Tax-Free Fund are appropriate for investors whose financial goals are four or more years in the future. The Short-Term High Yield Municipal Fund and the Short-Term Municipal Bond Fund are appropriate for investors whose financial goals are two or more years in the future. The Funds are not appropriate for investors concerned primarily with principal stability.

FUND STRUCTURE
Each of the Funds has adopted a multiple class plan and may offer one or more classes of shares. Only the Investor Class shares are offered in this prospectus. The principal differences among the classes are each class' sales charges, if any, and annual expenses. Each class may also pay different administrative and transfer agency fees and expenses. The Investor Class shares of the Intermediate Municipal Bond Fund, the Minnesota Tax-Free Fund, and the Wisconsin Tax-Free Fund are subject to distribution fees and expenses under a Rule 12b-1 plan. Because 12b-1 fees are paid out of the assets on an ongoing basis, over time these fees will increase the cost of an investment in Investor Class shares of the Intermediate Municipal Bond Fund, the Minnesota Tax-Free Fund, and the Wisconsin Tax-Free Fund and may cost you more than paying other types of sales charges.

10

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                                                                YOUR INVESTMENT


FUND PERFORMANCE
The following return information illustrates how the performance of the Funds' Investor Class shares can vary, which is one indication of the risks of investing in the Funds. The information also provides some indication of the risks of investing in the Funds by showing how each Fund's average annual returns compare with returns of a broad measure of market performance, with the exception of the Wisconsin Tax-Free Fund, and an index of funds with similar investment objectives. Please keep in mind that the past performance, before and after taxes, does not represent how the Funds will perform in the future. The information assumes that you reinvested all dividends and distributions.

For the Minnesota Tax-Free Fund, the bar chart and performance table are not presented because the Fund did not begin operations until December 26, 2002.

                                                                             11

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YOUR INVESTMENT


                                    [CHART]

                 CALENDAR YEAR TOTAL RETURNS

           Municipal       Short-Term         High-Yield
           Bond            Municipal Bond     Municipal Bond
1993       11.8%            6.8%               -
1994       -4.6%           -1.6%              -1.0%
1995       11.4%            5.4%              14.6%
1996        2.4%            4.9%               5.1%
1997       12.1%            6.9%              13.9%
1998        6.7%            5.6%               5.3%
1999       -6.5%            1.2%              -5.5%
2000        3.3%            5.0%              -1.5%
2001        4.7%            5.2%              -1.7%
2002        6.5%            5.1%              -7.9%


BEST AND WORST QUARTERLY PERFORMANCE
(During the periods shown above)

Fund name                   Best quarter return   Worst quarter return
----------------------------------------------------------------------
High-Yield Municipal Bond   4.7% (1st Q 1995)     -4.0% (4th Q 2001)
Municipal Bond              5.6% (1st Q 1995)     -5.1% (1st Q 1994)
Short-Term Municipal Bond   2.4% (3rd Q 1995)     -1.8% (1st Q 1994)


12

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                                                                YOUR INVESTMENT


                                    [CHART]

                 CALENDAR YEAR TOTAL RETURNS/1/

       Short-Term High Yield    Intermediate       Wisconsin
       Municipal                Municipal Bond     Tax-Free
       ---------------------    --------------     ---------
1998   6.1%                     -                  -
1999   0.8%                     -                  -
2000   4.2%                     -                  -
2001   3.4%                     -                  -
2002   4.3%                     9.9%               10.0%


BEST AND WORST QUARTERLY PERFORMANCE
(During the periods shown above)

Fund name                             Best quarter return  Worst quarter return
-------------------------------------------------------------------------------
Intermediate Municipal Bond            3.8% (2nd Q 2002)    -0.1% (4th Q 2002)
Short-Term High Yield Municipal Bond   1.9% (2nd Q 1998)    -1.1% (4th Q 1999)
Wisconsin Tax-Free                     4.7% (3rd Q 2002)     0.1% (4th Q 2002)


                                                                             13

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YOUR INVESTMENT

                         AVERAGE ANNUAL TOTAL RETURNS
                                As of 12-31-02

                                                                        Since Fund
Fund/Index                             1-year    5-year     10-year    Inception/(1)/
-------------------------------------------------------------------------------------
HIGH-YIELD MUNICIPAL BOND
 Return Before Taxes                   -7.95%      -2.38%       --        2.33%
 Return After Taxes on Distributions   -7.95%      -2.41%       --        2.30%
 Return After Taxes on Distributions
 and Sale of Fund Shares/(2)/          -2.93%      -0.66%       --         3.18%
Lehman Brothers Municipal Bond
Index (reflects no deduction for fees,
expenses, or taxes)/(3)/                9.60%       6.06%       --         6.09%
Lipper High Yield Municipal Debt
Funds Index (reflects no deduction
for fees, expenses, or taxes)/(4)/      5.72%       3.28%       --         4.53%
INTERMEDIATE MUNICIPAL BOND
 Return Before Taxes                    9.90%      --           --        8.85%
 Return After Taxes on Distributions    9.90%      --           --        8.76%
 Return After Taxes on Distributions
 and Sale of Fund Shares                7.83%      --           --        7.93%
Lehman Brothers Municipal 7 Year
Bond Index (reflects no deduction for
fees, expenses, or taxes)/(5)/         10.35%      --           --         7.60%
Lipper Intermediate Municipal Debt
Funds Index (reflects no deduction
for fees, expenses, or taxes)/(6)/      8.35%      --           --         6.21%
MUNICIPAL BOND
 Return Before Taxes                    6.47%       2.82%  4.60%          5.53%
 Return After Taxes on Distributions    6.47%       2.82%  4.48%          5.41%
 Return After Taxes on Distributions
 and Sale of Fund Shares                5.65%  3.21%/(2)/  4.69%/(2)/     5.53%
Lehman Brothers Municipal Bond
Index (reflects no deduction for fees,
expenses, or taxes)/(3)/                9.60%       6.06%   6.71%          7.39%
Lipper General Municipal Debt
Funds Index (reflects no deduction
for fees, expenses, or taxes)/(4)/      8.63%       4.96%   5.99%          6.78%

--------------------------------------------------------------------------------

                                                       (continued on next page)

14

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                                                                YOUR INVESTMENT


                     AVERAGE ANNUAL TOTAL RETURNS (CONT'D)
                                As of 12-31-02

                                                                         Since Fund
Fund/Index                               1-year   5-year     10-year    Inception/(1)/
--------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD MUNICIPAL
 Return Before Taxes                     4.26%  3.75%            --         3.85%
 Return After Taxes on Distributions     4.26%  3.75%            --         3.85%
 Return After Taxes on Distributions
 and Sale of Fund Shares/(2)/            4.43%  4.00%            --         4.08%
Lehman Brothers 1-5 Year
Non-Investment Grade Municipal
Bond Index (reflects no deduction for
fees, expenses, or taxes)/(7)/           5.53%  5.25%            --         5.32%
Lipper High Yield Municipal Debt
Funds Index (reflects no deduction for
fees, expenses, or taxes)/(4)/           5.72%  3.28%            --         3.55%
SHORT-TERM MUNICIPAL BOND
 Return Before Taxes                     5.08%  4.39%       4.40%           4.65%
 Return After Taxes on Distributions     5.08%  4.39%       4.37%           4.61%
 Return After Taxes on Distributions
 and Sale of Fund Shares                 4.72%  4.43%/(2)/  4.43%/(2)/      4.64%
Lehman Brothers Municipal 3 Year
Bond Index (reflects no deductions for
fees, expenses, or taxes)/(8)/           6.72%  5.33%        5.22%          5.33%
Lipper Short Municipal Debt Funds
Average (reflects no deduction for fees,
expenses, or taxes)/(9)/                 3.86%  3.99%        4.10%          4.25%
WISCONSIN TAX-FREE/(10)/
 Return Before Taxes                     9.99%      --           --         8.61%
 Return After Taxes on Distributions     9.99%      --           --         8.59%
 Return After Taxes on Distributions
 and Sale of Fund Shares                 7.97%      --           --         7.84%
 Lehman Brothers Municipal Bond
 Index (reflects no deduction for fees,
 expenses, or taxes)/(3)/                9.60%      --           --         7.21%

--------------------------------------------------------------------------------

/(1)/The High-Yield Municipal Bond Fund, the Intermediate Municipal Bond Fund, the Municipal Bond Fund, the Short-Term High Yield Municipal Fund, the Short-Term Municipal Bond Fund and the Wisconsin Tax-Free Fund commenced operations on October 1, 1993,

                                             (footnotes continued on next page)

YOUR INVESTMENT

July 31, 2001, October 23, 1986, November 30, 1997, December 31, 1991, and
April 6, 2001, respectively.
/(2)/Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
/(3)/The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of investment grade, tax-exempt bonds. / /
/(4)/The Lipper High Yield Municipal Debt Funds Index and the Lipper General Municipal Debt Funds Index are equally weighted performance indices of the largest qualifying funds in their respective Lipper categories.
/(5)/The Lehman Brothers Municipal 7 Year Bond Index is an unmanaged index generally representative of seven-year, tax-exempt bonds. / /
/(6)/The Lipper Intermediate Debt Funds Index represents funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.
/(7)/The Lehman Brothers 1-5 Year Non-Investment Grade Municipal Bond Index is an unmanaged index generally representative of municipal bonds rated below Baa with maturities of one to five years.
/(8)/The Lehman Brothers Municipal 3 Year Bond Index is an unmanaged index generally representative of three-year, tax-exempt bonds. / /
/(9)/The Lipper Short Municipal Debt Funds Average represents funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years.
/(10)/As of March 1, 2003, an index of funds with similar investment objectives was not available from Lipper, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. After-tax returns are not relevant to investments through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

For current yield information on these Funds, call 1-800-368-3863.

                                                                YOUR INVESTMENT


WHAT ARE THE FUNDS' FEES AND EXPENSES?
--------------------------------------------------------------------------------
This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES
(fees paid directly from your investment)
The Investor Class shares of each Fund are 100% no-load, so you pay no up-front sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The costs of operating each Fund are deducted from Fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your Fund investment.

For the High Yield Municipal Bond Fund, the Intermediate Municipal Bond Fund, the Municipal Bond Fund, the Short-Term High Yield Municipal Bond Fund, the Short-Term Municipal Bond Fund, and the Wisconsin Tax-Free Fund, the Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred during the Fund's fiscal period ended October 31, 2002. For the Minnesota Tax-Free Fund, the Annual Fund Operating Expenses table and Example table shown below are based upon annualized estimated expenses to be incurred during the Fund's fiscal period ending October 31, 2003. Please keep in mind that as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal period may be significantly different than those shown.

YOUR INVESTMENT


ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                                 Total                   Total
                                                 Annual                  Annual
                                                 Fund                    Fund
                                                 Operating               Operating
                                                 Expenses    Current     Expenses
                                                 Without     Contractual With
                           12b-1                 Contractual Fee         Contractual
                 Manage-   Distribution          Waivers     Waivers     Waivers
                 ment      and Service  Other    and/or      and/or      and/or
Fund             Fees/(1)/ Fee          Expenses Absorptions Absorptions Absorptions
-----------------------------------------------------------------------------------------
High-Yield
 Municipal Bond   0.35%          --      0.62%      0.97%         --        0.97%
Intermediate
 Municipal Bond   0.37%       0.25%      0.81%      1.43%         --        1.43%/(2)/
Minnesota
 Tax-Free         0.37%       0.25%      1.15%      1.77%         --        1.77%/(3)/
Municipal Bond    0.35%          --      0.73%      1.08%         --        1.08%
Short-Term High
 Yield Municipal  0.35%          --      0.42%      0.77%         --        0.77%
Short-Term
 Municipal Bond   0.25%          --      0.36%      0.61%         --        0.61%
Wisconsin
 Tax-Free         0.37%       0.25%      0.52%      1.14%       0.39        0.75%/(2)(4)/

/(1)/The Funds have a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels.
/(2)/Total Annual Fund Operating Expenses for the Intermediate Municipal Bond Fund and Wisconsin Tax-Free Fund do not reflect our waiver of fees and/or expense absorptions. With voluntary waivers and/or absorptions, the Total Annual Fund Operating Expenses as of October 31, 2002 were: Intermediate Municipal Bond Fund, 0.07% and Wisconsin Tax-Free Fund, 0.06%. We can modify or terminate voluntary waivers and/or absorptions at any time.
/(3)/Based on estimated amounts for the current fiscal year.
/(4)/We have contractually agreed to waive our management fees and/or absorb expenses for the Fund until March 1, 2004 to keep Total Annual Fund Operating Expenses at no more than 0.75%

      EXAMPLE: This example is intended to help you compare the cost of investing in each Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain

                                                                YOUR INVESTMENT

the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

        Fund                            1 year 3 years 5 years 10 years
        ---------------------------------------------------------------
        High-Yield Municipal Bond        $ 99   $309    $536    $1,190
        Intermediate Municipal Bond      $146   $452    $782    $1,713
        Minnesota Tax-Free               $180   $557    $959    $2,084
        Municipal Bond                   $110   $343    $595    $1,317
        Short-Term High Yield Municipal  $ 79   $246    $428    $  954
        Short-Term Municipal Bond        $ 62   $195    $340    $  762
        Wisconsin Tax-Free               $ 77   $324    $590    $1,351

WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?
--------------------------------------------------------------------------------
Strong Capital Management, Inc. (Strong) is the investment advisor for the Funds. Strong provides investment management services for mutual funds and other investment portfolios representing assets, as of December 31, 2002, of over $39 billion. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, some of which are available through variable insurance products. Strong's address is P.O. Box 2936, Milwaukee, WI 53201.

YOUR INVESTMENT


As compensation for its advisory services, each Fund pays Strong a daily management fee at the annual rate specified below of the average daily net asset value of that Fund.

                                       For assets For the next For assets
                                       under      $2 billion   $6 billion
       Fund                            $4 billion assets       and above
       ------------------------------------------------------------------
       High-Yield Municipal Bond         0.35%       0.325%      0.30%
       Intermediate Municipal Bond       0.37%       0.345%      0.32%
       Minnesota Tax-Free                0.37%       0.345%      0.32%
       Municipal Bond                    0.35%       0.325%      0.30%
       Short-Term High Yield Municipal   0.35%       0.325%      0.30%
       Short-Term Municipal Bond         0.25%       0.225%      0.20%
       Wisconsin Tax-Free                0.37%       0.345%      0.32%

The following individuals are the Funds' Portfolio Managers.

MARY-KAY H. BOURBULAS manages the High-Yield Municipal Bond Fund and the Short-Term High Yield Municipal Fund. She joined Strong as a Portfolio Manager in October 1991. Ms. Bourbulas co-managed the High-Yield Municipal Bond Fund from its inception in 1993 until December 1995, when she assumed sole management responsibility for the Fund. She has managed the Short-Term High Yield Municipal Fund since its inception in November 1997. From July 1990 to August 1991, Ms. Bourbulas was a tax-exempt Portfolio Manager at Stein Roe & Farnham and from July 1989 to July 1990, Ms. Bourbulas was a tax-exempt junior Portfolio Manager at Stein Roe & Farnham. Ms. Bourbulas received her bachelor's degree in economics from Northwestern University in 1989.

LYLE J. FITTERER manages the Intermediate Municipal Bond Fund, the Municipal Bond Fund, and the Short-Term Municipal Bond Fund, and co-manages the Wisconsin Tax-Free Fund. Mr. Fitterer joined Strong in 1989. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant. He has managed the Municipal Bond Fund and the Short-Term Municipal Bond Fund since March 2000, the Intermediate

                                                                YOUR INVESTMENT

Municipal Bond Fund since its inception in July 2001, and the Wisconsin Tax-Free Fund since its inception in April 2001. He served as the managing director of institutional client services from December 1998 to March 2000 and as a fixed income Portfolio Manager from January 1996 to December 1998. He was a fixed income research analyst/trader from February 1993 to January 1996 and an equity trader from February 1992 to February 1993. Mr. Fitterer received his bachelor's degree in accounting from the University of North Dakota in 1989.

DUANE A. MCALLISTER co-manages the Minnesota Tax-Free Fund. Mr. McAllister joined Strong as a Portfolio Manager in May 2002 and has earned the right to use the Chartered Financial Analyst designation. He has co-managed the Minnesota Tax-Free Fund since its inception in December 2002. From November 1995 to April 2002, Mr. McAllister was a Portfolio Manager at AAL Capital Management Corporation. From May 1994 to October 1995, he was a Portfolio Manager for Duff & Phelps Investment Management Company. Mr. McAllister received his bachelor's degree in finance from Northern Illinois University in 1989.

CHAD M. RACH co-manages the Minnesota Tax-Free Fund and the Wisconsin Tax-Free Fund. Mr. Rach joined Strong in March 2000. He has co-managed the Minnesota Tax-Free Fund since its inception in December 2002, and the Wisconsin Tax-Free Fund since its inception in April 2001. From March 2000 to April 2001, Mr. Rach was a fixed-income analyst. From July 1998 to March 2000, Mr. Rach was a corporate finance associate at Robert W. Baird & Company. From July 1997 to July 1998, Mr. Rach was the director of community development for the Community Development Authority of the City of Glendale, WI. From April 1997 to July 1997, Mr. Rach was an assistant vice president of public finance at Miller & Schroeder Financial, Inc. From June 1993 to April 1997 he was an analyst and assistant vice president at Robert W. Baird & Company. Mr. Rach received his bachelor's of business administration in finance from Marquette University in 1994.

YOUR INVESTMENT


OTHER IMPORTANT INFORMATION YOU SHOULD KNOW

PERCENTAGE RESTRICTIONS
--------------------------------------------------------------------------------
Each Fund's prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which each Fund may invest (Percentage Restrictions). Percentage Restrictions apply at the time a Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund's assets (e.g., due to cash inflows and redemptions), (2) the market value of the security, or (3) the pricing, liquidity, or rating of the security, may cause a Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund's continued holding of the security will not constitute a violation of the Percentage Restriction.

                                                                YOUR INVESTMENT


COMPARING THE FUNDS
--------------------------------------------------------------------------------
The following will help you distinguish the Funds and determine their suitability for your investment needs:

                             Expected
                             Average   Credit Quality
                             Effective at Time of               Income
      Fund                   Maturity  Investment               Potential
      -------------------------------------------------------------------
      High-Yield Municipal   10 to 25  65% to 100% medium       High
      Bond                   years     or lower quality
                                       Up to 35% higher quality
                                       Up to 10% in default

      Intermediate Municipal 3 to 10   85% to 100% higher       Moderate
      Bond                   years     or medium quality
                                       Up to 15% lower quality

      Minnesota Tax-Free     5 to 20   65% to 100% higher       Moderate
                             years     or medium quality
                                       Up to 25% lower quality

      Municipal Bond         5 to 20   75% to 100% higher       Moderate
                             years     or medium quality        to High
                                       Up to 25% lower quality

      Short-Term High Yield  3 years   65% to 100% medium       High
      Municipal              or less   or lower quality
                                       Up to 35% higher quality
                                       Up to 10% in default

      Short-Term Municipal   3 years   85% to 100% higher       Low to
      Bond                   or less   or medium quality        Moderate
                                       Up to 15% lower quality

      Wisconsin Tax-Free     5 to 20   65% to 100% higher       Moderate
                             years     or medium quality
                                       Up to 25% lower quality
      -------------------------------------------------------------------

YOUR INVESTMENT


A WORD ABOUT CREDIT QUALITY
--------------------------------------------------------------------------------
Credit quality measures the issuer's expected ability to pay interest and principal payments on time for a specific type of investment. Credit quality ratings are of two types: long-term and short-term, and each type of credit rating distinguishes between investment-grade and non-investment-grade credit quality. In this prospectus, we discuss credit quality by referring to "higher quality," "medium quality," "lower quality," and "in default." Investment-grade securities are those securities we describe as higher or medium quality, and non-investment-grade securities (also called high-yield securities or "junk bonds") are those securities we describe as lower quality or in default. The following chart shows the credit quality breakdown and relates each type to S&P long-term credit ratings:

Note: S&P is only one example of a nationally recognized statistical organization. Other rating organizations use similar long-term ratings definitions.

                                                                YOUR INVESTMENT


                                                             S&P's
                                                             Ratings
            Credit Quality S&P's Definition                  Group
            --------------------------------------------------------
             Higher        Extremely strong capacity to meet AAA
                           financial commitment

                           Very strong capacity to meet      AA
                           financial commitment

                           Strong capacity to meet           A
                           financial commitment

             Medium        Adverse conditions or changing    BBB
                           circumstances are more likely to
                           lead to a weakened capacity to
                           meet financial commitment

             Lower         Uncertainties or adverse          BB
                           conditions could lead to an
                           inadequate capacity to meet
                           financial commitment

                           Adverse conditions will likely    B
                           impair capacity or willingness to
                           meet financial commitment

                           Adverse conditions will likely    CCC
                           cause an incapacity to meet
                           financial commitment

                           Currently highly vulnerable       CC or C
                           to nonpayment

             In default    Probably in default               D
            --------------------------------------------------------

We determine a security's credit-quality rating at the time of investment by conducting credit research and analysis and, where available, by relying on credit ratings of several nationally recognized statistical rating organizations. These organizations are called NRSROs. When we determine if a security is in a specific credit-quality rating category, we may use the highest rating assigned to it by any NRSRO. If a security is not rated, we rely on

YOUR INVESTMENT

Strong's internal credit research and analysis to rate the security. Investments in lower-quality securities (especially non-rated securities) will be more dependent on Strong's internal credit analysis than would be higher- and medium-quality securities. Each Fund may invest a significant amount of its assets in municipal securities that are not rated.

The Funds may invest in lower-quality securities and a higher- or medium-quality security may be downgraded after the Fund's investment. Lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, obligor, or guarantor. Also, lower-quality securities are less liquid, meaning that they may be harder to sell than comparable securities of higher quality because the demand for them may be lower and there may be fewer potential buyers, and they have a higher risk of becoming illiquid. This lack of liquidity may lower the value of these securities, the Fund, and your investment.

TAXABLE INVESTMENTS
--------------------------------------------------------------------------------
Each Fund, except the Minnesota Tax-Free Fund, may invest up to 20% of its net assets in U.S. government and corporate bonds and other taxable debt securities that are of the same quality as the Fund's investments in municipal bonds. The Minnesota Tax-Free Fund may invest up to 5% of its net assets in U.S.
government and corporate bonds and other taxable debt securities that are of the same quality as the Fund's investments in municipal bonds. Each Fund will generally invest in these taxable bonds to take advantage of tax losses incurred by the Fund or to achieve higher returns for the Fund. These taxable bonds generally produce taxable income at the federal and state levels which can be used by each Fund to realize various tax benefits for the Fund (unlike municipal bonds, which generally provide federal, and in certain circumstances state, tax-exempt income.)

                                                                YOUR INVESTMENT


IF YOU ARE SUBJECT TO THE ALTERNATIVE MINIMUM TAX
--------------------------------------------------------------------------------
Each Fund, except the Minnesota Tax-Free Fund and the Wisconsin Tax-Free Fund, may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the federal alternative minimum tax (AMT). If you are subject to the AMT, a substantial portion of the Fund's distributions to you may not be exempt from federal income tax. If this is the case, a Fund's net return to you may be lower. Each of the Wisconsin Tax-Free Fund and the Minnesota Tax-Free Fund may invest up to 20% of its net assets in municipal obligations whose interest is a tax-preference item for purposes of the AMT. The Minnesota Tax-Free Fund's distributions may be subject to the Minnesota alternative minimum tax.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This information describes investment performance of the Investor Class shares of the Funds for the periods shown. Certain information reflects financial results for a single Investor Class share outstanding for the entire period. "Total Return" shows how much an investment in the Investor Class shares of each Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. Information is not presented for the Minnesota Tax-Free Fund because it did not commence operations until December 26, 2002.

YOUR INVESTMENT

STRONG HIGH-YIELD MUNICIPAL BOND FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------

                               Oct. 31, Oct. 31, Oct. 31,  Aug. 31, Aug. 31, Aug. 31,
SELECTED PER-SHARE DATA/(A)/     2002     2001   2000/(b)/   2000     1999     1998
-------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $8.16    $8.75    $8.91     $9.79    $10.52   $10.09
Income From Investment
 Operations:
  Net Investment Income          0.40     0.51     0.09      0.59      0.58     0.59
  Net Realized and Unrealized
   Gains (Losses) on
   Investments                  (1.15)   (0.59)   (0.15)    (0.88)    (0.68)    0.45
-------------------------------------------------------------------------------------
  Total from Investment
   Operations                   (0.75)   (0.08)   (0.06)    (0.29)    (0.10)    1.04
Less Distributions:
  From Net Investment
   Income/(c)/                  (0.40)   (0.51)   (0.10)    (0.59)    (0.58)   (0.59)
  From Net Realized Gains          --       --       --        --     (0.05)   (0.02)
-------------------------------------------------------------------------------------
  Total Distributions           (0.40)   (0.51)   (0.10)    (0.59)    (0.63)   (0.61)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period  $7.01    $8.16    $8.75     $8.91    $ 9.79   $10.52
====================================================================================

RATIOS AND
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Total Return                    -9.5%    -0.9%    -0.7%     -2.9%     -1.1%   +10.5%
Net Assets, End of Period
 (In Millions)                   $156     $282     $417      $439      $635     $667
Ratio of Expenses to Average
 Net Assets before Expense
 Offsets                         1.0%     0.8%     0.7%*     0.7%      0.7%     0.7%
Ratio of Expenses to Average
 Net Assets                      1.0%     0.8%     0.7%*     0.7%      0.7%     0.7%
Ratio of Net Investment
 Income to Average
 Net Assets                      5.2%     6.1%     6.4%*     6.4%      5.7%     5.7%
Portfolio Turnover Rate         35.7%    24.9%     1.4%     17.5%     52.5%    66.5%

  *Calculated on an annualized basis.
(a)Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)In 2000, the Fund changed its fiscal year-end from August to October.
(c)Tax-exempt for regular federal income tax purposes.

                                                                YOUR INVESTMENT

STRONG INTERMEDIATE MUNICIPAL BOND FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------

                                                               Oct. 31,   Oct. 31,
SELECTED PER-SHARE DATA/(A)/                                     2002    2001/(b)/
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $10.25   $10.00
Income From Investment Operations:
  Net Investment Income                                           0.45     0.11
  Net Realized and Unrealized Gains (Losses) on Investments       0.26     0.25
-------------------------------------------------------------------------------------
  Total from Investment Operations                                0.71     0.36
Less Distributions:
  From Net Investment Income/(c)/                                (0.45)   (0.11)
  From Net Realized Gains                                        (0.03)      --
-------------------------------------------------------------------------------------
  Total Distributions                                            (0.48)   (0.11)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $10.48   $10.25
=====================================================================================

RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Total Return                                                     +7.1%    +3.6%
Net Assets, End of Period (In Millions)                            $34       $2
Ratio of Expenses to Average Net Assets before Expense Offsets    1.4%     4.5%*
Ratio of Expenses to Average Net Assets                           0.1%     0.0%/(d)/*
Ratio of Net Investment Income to Average Net Assets              4.2%     4.3%*
Portfolio Turnover Rate                                         225.2%   114.6%

  *Calculated on an annualized basis.
(a)Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)For the period from July 31, 2001 (inception) to October 31, 2001.
(c)Tax-exempt for regular federal income tax purposes.
(d)Amount calculated is less than 0.05%.

YOUR INVESTMENT

STRONG MUNICIPAL BOND FUND -- INVESTOR CLASS

-------------------------------------------------------------------------------------
                               Oct. 31, Oct. 31, Oct. 31,  Aug. 31, Aug. 31, Aug. 31,
SELECTED PER-SHARE DATA/(A)/     2002     2001   2000/(b)/   2000     1999     1998
-------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $8.89     $8.58   $8.78     $9.37    $9.96     $9.52
Income From Investment
 Operations:
  Net Investment Income          0.37      0.41    0.08      0.50     0.51      0.51
  Net Realized and
   Unrealized Gains
   (Losses) on Investments      (0.16)     0.31   (0.20)    (0.59)   (0.59)     0.44
-------------------------------------------------------------------------------------
  Total from Investment
   Operations                    0.21      0.72   (0.12)    (0.09)   (0.08)     0.95
Less Distributions:
  From Net Investment
   Income/(c)/                  (0.37)    (0.41)  (0.08)    (0.50)   (0.51)    (0.51)
-------------------------------------------------------------------------------------
  Total Distributions           (0.37)    (0.41)  (0.08)    (0.50)   (0.51)    (0.51)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period  $8.73     $8.89   $8.58     $8.78    $9.37     $9.96
=====================================================================================

RATIOS AND
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Total Return                    +2.4%     +8.6%   -1.4%     -0.9%    -1.0%    +10.1%
Net Assets, End of Period
 (In Millions)                   $243      $261    $259      $274     $370      $287
Ratio of Expenses to Average
 Net Assets before Expense
 Offsets                         1.1%      1.0%    0.8%*     0.8%     0.7%      0.7%
Ratio of Expenses to Average
 Net Assets                      1.1%      0.9%    0.8%*     0.8%     0.7%      0.7%
Ratio of Net Investment
 Income to Average
 Net Assets                      4.2%      4.8%    5.2%*     5.6%     5.1%      5.2%
Portfolio Turnover Rate         95.1%    118.3%    7.2%     19.2%    22.4%     58.5%

  *Calculated on an annualized basis.
(a)Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)In 2000, the Fund changed its fiscal year-end from August to October.
(c)Tax-exempt for regular federal income tax purposes.

                                                                YOUR INVESTMENT


STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------

                               Oct. 31, Oct. 31, Oct. 31,  Aug. 31, Aug. 31, Aug. 31,
SELECTED PER-SHARE DATA/(A)/     2002     2001   2000/(b)/   2000     1999   1998/(C)/
--------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $9.56    $9.58    $9.60     $9.99    $10.17   $10.00
Income From Investment
 Operations:
  Net Investment Income          0.44     0.50     0.08      0.51      0.50     0.37
  Net Realized and Unrealized
   Gains (Losses) on
   Investments                  (0.18)   (0.02)   (0.02)    (0.39)    (0.18)    0.17
--------------------------------------------------------------------------------------
  Total from Investment
   Operations                    0.26     0.48     0.06      0.12      0.32     0.54
Less Distributions:
  From Net Investment
   Income/(d)/                  (0.44)   (0.50)   (0.08)    (0.51)    (0.50)   (0.37)
--------------------------------------------------------------------------------------
  Total Distributions           (0.44)   (0.50)   (0.08)    (0.51)    (0.50)   (0.37)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period  $9.38    $9.56    $9.58     $9.60     $9.99   $10.17
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

RATIOS AND
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Total Return                    +2.8%    +5.1%    +0.7%     +1.3%     +3.2%    +5.5%
Net Assets, End of Period
 (In Millions)                   $124     $139     $133      $140      $182     $101
Ratio of Expenses to Average
 Net Assets before Expense
 Offsets                         0.8%     0.8%     0.7%*     0.7%      0.7%     1.0%*
Ratio of Expenses to Average
 Net Assets                      0.8%     0.7%     0.7%*     0.6%      0.4%     0.4%*
Ratio of Net Investment
 Income to Average
 Net Assets                      4.7%     5.1%     5.1%*     5.2%      4.9%     5.0%*
Portfolio Turnover Rate         68.9%    62.8%     6.0%     27.9%     22.7%     8.1%

  *Calculated on an annualized basis.
(a)Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)In 2000, the Fund changed its fiscal year-end from August to October.
(c)For the period from November 30, 1997 (inception) to August 31, 1998.
(d)Tax-exempt for regular federal income tax purposes.

YOUR INVESTMENT

STRONG SHORT-TERM MUNICIPAL BOND FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------

                               Oct. 31, Oct. 31, Oct. 31,  Aug. 31, Aug. 31, Aug. 31,
SELECTED PER-SHARE DATA/(A)/     2002     2001   2000/(b)/   2000     1999     1998
-------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $9.78    $9.62    $9.64     $9.76    $9.95    $ 9.82
Income From Investment
 Operations:
  Net Investment Income          0.40     0.44     0.08      0.46     0.47      0.48
  Net Realized and Unrealized
   Gains (Losses)
   on Investments               (0.06)    0.16    (0.02)    (0.12)   (0.19)     0.13
-------------------------------------------------------------------------------------
  Total from Investment
   Operations                    0.34     0.60     0.06      0.34     0.28      0.61
Less Distributions:
  From Net Investment
   Income/(c)/                  (0.40)   (0.44)   (0.08)    (0.46)   (0.47)    (0.48)
-------------------------------------------------------------------------------------
  Total Distributions           (0.40)   (0.44)   (0.08)    (0.46)   (0.47)    (0.48)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period  $9.72    $9.78    $9.62     $9.64    $9.76    $ 9.95
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

RATIOS AND
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Total Return                    +3.5%    +6.4%    +0.6%     +3.6%    +2.8%     +6.3%
Net Assets, End of Period
 (In Millions)                   $593     $505     $317      $307     $325      $211
Ratio of Expenses to Average
 Net Assets before Expense
 Offsets                         0.6%     0.6%     0.6%*     0.6%     0.6%      0.6%
Ratio of Expenses to Average
 Net Assets                      0.6%     0.6%     0.6%*     0.6%     0.6%      0.6%
Ratio of Net Investment
 Income to Average
 Net Assets                      4.1%     4.5%     4.9%*     4.8%     4.7%      4.8%
Portfolio Turnover Rate         68.2%    73.7%     8.9%     48.6%    22.7%     15.7%

  *Calculated on an annualized basis.
(a)Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)In 2000, the Fund changed its fiscal year-end from August to October.
(c)Tax-exempt for regular federal income tax purposes.

                                                                YOUR INVESTMENT

STRONG WISCONSIN TAX-FREE FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------

                                                               Oct. 31,   Oct. 31,
SELECTED PER-SHARE DATA/(A)/                                     2002    2001/(b)/
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $10.36   $10.00
Income From Investment Operations:
  Net Investment Income                                           0.48     0.27
  Net Realized and Unrealized Gains (Losses) on Investments       0.21     0.36
-------------------------------------------------------------------------------------
  Total from Investment Operations                                0.69     0.63
Less Distributions:
  From Net Investment Income/(c)/                                (0.48)   (0.27)
  From Net Realized Gains                                        (0.01)      --
-------------------------------------------------------------------------------------
  Total Distributions                                            (0.49)   (0.27)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $10.56   $10.36
=====================================================================================

RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Total Return                                                     +6.8%    +6.4%
Net Assets, End of Period (In Millions)                            $65      $28
Ratio of Expenses to Average Net Assets before Expense Offsets    1.1%     1.9%*
Ratio of Expenses to Average Net Assets                           0.1%     0.0%/(d)/*
Ratio of Net Investment Income to Average Net Assets              4.5%     4.7%*
Portfolio Turnover Rate                                          95.3%    53.8%

  *Calculated on an annualized basis.
(a)Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)For the period from April 6, 2001 (inception) to October 31, 2001.
(c)Tax-exempt for regular federal income tax purposes.
(d)Amount calculated is less than 0.05%.

YOUR ACCOUNT


12B-1 FEES
--------------------------------------------------------------------------------
The Intermediate Municipal Bond Fund, the Minnesota Tax-Free Fund, and the Wisconsin Tax-Free Fund have adopted a Rule 12b-1 distribution and service plan for their Investor Class shares. Under the distribution and service plan, each Fund pays Strong Investments, Inc. (Distributor) or others to sell Investor Class shares. These expenses may also include service fees paid to securities dealers or others that provide ongoing account services to distributors and shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These 12b-1 fees also compensate the Distributor for other expenses including: (1) printing and distributing prospectuses to persons other than shareholders and (2) preparing, printing and distributing advertising and sales literature and reports to shareholders used for sales purposes. The distribution and service fees charged to each class are based only on the fees attributable to that particular class. Because Rule
12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost more than other types of sales charges.


--------------------------------------------------------------------------------
We determine the share price or NAV of a class of shares by dividing the Fund's net assets attributable to the class of shares (the value of the Fund's investments, cash, and other assets attributable to the class of shares minus the Fund's liabilities attributable to the class of shares) by the number shares in the class outstanding.

--------------------------------------------------------------------------------


SHARE PRICE
--------------------------------------------------------------------------------
Your price for buying, selling, or exchanging shares of specific classes of a Fund is the net asset value per share (NAV) for that class of shares. NAV is generally calculated as of the close of trading on the New York Stock Exchange
(NYSE) (usually 3:00 p.m., Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.

                                                                   YOUR ACCOUNT


NAV is based on the market value of the securities in a Fund's portfolio. Generally, market value is determined on the basis of information furnished by a pricing service or broker quotations, as appropriate. If pricing service information or broker quotations are not readily available, we determine the "fair value" of the security in good faith under the supervision of the Board of Directors of the Strong Funds. A security's "fair value" may differ from the price next available from the pricing service or broker depending on the method of valuation used.

MANAGING YOUR ACCOUNT
--------------------------------------------------------------------------------
This section describes the ways you can manage your account in the Funds. Some transactions and requests will require a signature guarantee. See "Additional Information" for examples.

ONLINE
At www.Strong.com, you can access Fund performance and portfolio holding information, portfolio manager commentaries, account options information, account history, balances and recent dividends, update your mailing address, and add or make changes to an Automatic Investment Plan. Also, you can sign up to receive regulatory documents and inserts, daily transaction reports, and account statements electronically, or request that we discontinue electronic delivery. Additional planning tools and market information are also available. The following are the ways you can manage your account online.

.. OPEN AN ACCOUNT
 Complete and submit our online application or current investors may open an account by exchanging shares from another Strong account.

.. MAKE ADDITIONAL INVESTMENTS
 With Express Purchase/SM/, you can make additional investments to an existing account directly from your bank account.

YOUR ACCOUNT


.. EXCHANGE SHARES
 For accounts with the Exchange Option, you can exchange shares between Strong accounts with the same name, address, and taxpayer identification number.

.. SELL SHARES
 For accounts with the Redemption Option, you can have a check mailed to your account's address or have the proceeds electronically transmitted to a pre-authorized bank account or, for the applicable fee, wired to a pre-authorized bank account.

BY MAIL
Please send all mail requests to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201-2936. The following are the ways you can manage your account by mail.

.. OPEN AN ACCOUNT
 Send a signed, completed application and check or money order payable to Strong.

.. MAKE ADDITIONAL INVESTMENTS
 Send an Additional Investment Form and a check or money order payable to Strong.

.. EXCHANGE SHARES
 Send written instructions for Strong accounts with the same name, address, and taxpayer identification number.

.. SELL SHARES
 Send written instructions, including your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners or other authorized persons, and the mailing address.

BY TELEPHONE
You may call 1-800-368-3863 to speak to a customer service representative. During times of unusual market activity, our customer service representatives may be busy and you may experience a delay placing a telephone request. During these times, consider calling the Strong Direct(R) automated voice recognition system at 1-800-368-7550 or using our web site. With Strong Direct(R)

                                                                   YOUR ACCOUNT

you can access current Fund share prices and other Fund information and account information. The following are the ways you can manage your account by telephone.

.. OPEN AN ACCOUNT
 With accounts with the Exchange Option, you can exchange shares into a new Strong Fund.

.. MAKE ADDITIONAL INVESTMENTS
 With Express Purchase/SM/, you can make additional investments to an existing account directly from your bank account.

.. EXCHANGE SHARES
 For accounts with the Exchange Option, you can exchange shares between Strong accounts with the same name, address and taxpayer identification number.

.. SELL SHARES
 For accounts with the Redemption Option, you can have a check mailed to your account's address, electronically transmitted to a pre-authorized bank account, or for the applicable fee, wired to a pre-authorized bank account.

AUTOMATICALLY
The following are the ways you can manage your account through automatic investment options.

.. MAKE ADDITIONAL INVESTMENTS
 AIP: The Automatic Investment Plan (AIP) allows you to make regular, automatic investments from your bank checking or savings account.

 Payroll Direct Deposit Plan: The Payroll Direct Deposit Plan allows you to send all or a portion of your paycheck, Social Security check, military allotment, or annuity payment to the Fund of your choice.

 Dividends and Capital Gains: Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into

YOUR ACCOUNT

 your bank account. If you elect to receive distributions paid by check, in its discretion the Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to you. To change the current option for payment of dividends and capital gains distributions, please call 1-800-368-3863.

.. EXCHANGE SHARES
 The Automatic Exchange Plan allows you to make regular, automatic exchanges between Strong accounts.

.. SELL SHARES
 The Systematic Withdrawal Plan allows you to redeem a fixed sum from your account on a regular basis and send it electronically to a bank account or as a check to you or anyone you properly designate.

BY WIRE
Please call a customer service representative for wire instructions. The following are the ways you can manage your account by wire.

.. MAKE ADDITIONAL INVESTMENTS

.. SELL SHARES
 For accounts with the Redemption Option, for the applicable fee, you may have the proceeds wired to a pre-authorized bank account.

THROUGH THIRD PARTIES
When you transact through a third party (rather than directly with us), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction and other fees and may set different investment minimums or limitations on buying or selling shares. Consult a representative of your plan or financial institution for details. Broker-dealers, including the Funds' distributor, and other intermediaries may sponsor or participate in promotional programs in which investors receive incentives for

                                                                   YOUR ACCOUNT

establishing accounts with the broker-dealer or intermediary and/or for purchasing shares of the Strong Funds. Contact your broker-dealer or intermediary or consult the Statement of Additional Information for more information on these programs. The following are the ways you can manage your account through a third party.

.. OPEN AN ACCOUNT

.. MAKE ADDITIONAL INVESTMENTS

.. EXCHANGE SHARES

.. SELL SHARES

IN PERSON
Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our web site or call a customer service representative for hours, directions, and the locations of our other Investor Centers.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------
When buying shares, you must meet the following investment minimum requirements:

                            Initial Investment Additional Investment
                            Minimum            Minimum
           ---------------------------------------------------------
           Regular accounts       $2,500               $100
           ---------------------------------------------------------

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
ACCOUNT OPTIONS AND SERVICES
Some account options and services are added to your account when it is opened, unless you choose otherwise, and some require registration. In addition, some options and services may be subject to additional restrictions or conditions. Visit our web site or call a customer service representative for more information or to request a Shareholder Account Options form.

YOUR ACCOUNT


CHECK WRITING
Strong Funds offer check writing on most bond and money market funds. Checks written on your account are subject to the Fund's prospectus and the terms and conditions found in the front of the book of checks. Sign up for free check writing when you open your account or call 1-800-368-3863 to add it later to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases that were made more than ten days before the check is presented for payment. You cannot write a check to close an account.

DUPLICATE COPIES OF DOCUMENTS
Upon your request and for the applicable fee, you may obtain duplicate copies of documents, such as account statements, sharedrafts, and tax forms. Please call a customer service representative for more information.

EXCHANGING SHARES
An exchange of shares between Strong accounts is considered a sale and a purchase of shares for several purposes, including tax purposes, and may result in a capital gain or loss. Some Strong Funds charge a redemption fee as described in the appropriate Fund's prospectus. Purchases by exchange are subject to the investment requirements and other criteria of the Fund and class purchased. Please ask us for the appropriate prospectus and read it before investing in any of the Strong Funds.

HOUSEHOLDING
If we mail financial reports, prospectuses, or other regulatory material directly to you, we attempt to reduce the volume of mail you receive by sending only one copy of these documents to your household. You can call us at 1-800-368-3863, or write to us at the address listed on the back of this prospectus, to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials.

LOW BALANCE ACCOUNT FEE
Because of the high cost of maintaining small accounts, an annual low balance account fee of $25 (or the value of the account if the

                                                                   YOUR ACCOUNT

account value is less than $25) will be charged to all accounts that fail to meet the initial investment minimum. The fee, which is payable to the transfer agent, will not apply to shareholders whose combined Strong Funds assets total $100,000 or more. We may waive the fee, in our discretion, in the event that a significant market correction lowers an account balance below the account's initial investment minimum.

MARKET TIMERS
The Funds will consider the following factors to identify market timers: shareholders who (1) have requested an exchange out of a Fund within 30 days of an earlier exchange request, (2) have exchanged shares out of a Fund more than twice in a calendar quarter, (3) have exchanged shares equal to at least $5 million or more than 1% of a Fund's net assets, or (4) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for purposes of these factors.

PURCHASING SHARES
We only accept checks payable to Strong. We do not accept cash, checks drawn on banks outside the U.S, or credit card checks and we may not accept third party checks. You will be charged $25 for every check or Electronic Funds Transfer returned unpaid. When all or a portion of a purchase is received for investment without a clear Fund designation or for investment in one of our closed classes or Funds, we will deposit the undesignated portion or the entire amount, as applicable, into the Strong Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Strong Money Market Fund, at the next NAV calculated after we accept your order.

PURCHASES IN KIND
You may, if we approve, purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund's investment restrictions, policies, and objectives) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies.

YOUR ACCOUNT


SELLING SHARES
After your redemption request is accepted, we normally send your proceeds on the next day NAV is calculated (Business Day). Proceeds transmitted electronically will usually arrive at your bank two banking days after we process your transaction. Proceeds transmitted by wire will usually arrive at your bank the first banking day after we process your transaction. If no direction is provided as to how or where to deliver the proceeds, we will mail a check to the address on the account. Because the post office will not forward checks, please notify us if your address has changed. If you recently purchased shares, redemption proceeds may be delayed up to ten days to allow the purchase payment to clear. In some cases, the request will require a signature guarantee in order to process the request. Review the "Signature Guarantees" section that follows for details.

SIGNATURE GUARANTEES
A signature guarantee is designed to protect shareholders and a Fund against fraudulent transactions by unauthorized persons. Transactions for which a signature guarantee is required include, but are not limited to:

.. when requesting that redemption proceeds be sent to a different name or address than is registered on an account, including another Strong account;

.. when establishing a bank address with no owner(s) in common with the Strong account owner(s), or when all Strong joint account owners are not also bank account owners;

.. when transferring the ownership of an account to another individual or organization;

.. when requesting to redeem or redeposit shares that have been issued in certificate form;

.. if adding/changing a name or adding/removing an owner on an account; and

.. if adding/changing the beneficiary on a transfer-on-death account.

                                                                   YOUR ACCOUNT


A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. A notary public stamp or seal is not acceptable.

TELEPHONE AND ELECTRONIC TRANSACTIONS
We use reasonable procedures to confirm that telephone and electronic transaction requests are genuine and may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received by telephone or electronically, provided we reasonably believe the instructions were genuine. For transactions through our automated voice recognition system and our web site, we will assign personal identification numbers (PIN) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN, or password.

VERIFICATION OF ACCOUNT STATEMENTS
Contact us in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

DISTRIBUTIONS
--------------------------------------------------------------------------------
DISTRIBUTION POLICY
To the extent they are available, each Fund generally pays you dividends from net investment income monthly and distributes any net capital gains that it realizes annually. Dividends are declared on each Business Day, except for bank holidays. Under normal circumstances, dividends earned on weekends, holidays, and other days when the Fund's NAV is not calculated are declared on the first day preceding these days that the Fund's NAV is calculated. Your investment generally earns dividends from the first

YOUR ACCOUNT

Business Day after we accept your purchase order. Please note, for purposes of determining when your investment begins earning dividends, proper purchase orders placed after the calculation of the Fund's NAV each day are normally accepted the next Business Day. There is no fixed dividend rate, and there can be no assurance that a Fund will pay any dividends or realize any capital gains.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Your dividends and capital gains distributions will be automatically reinvested in additional Investor Class shares of the Fund, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account. If you elect to receive distributions paid by check, in its discretion the Fund may reinvest previously issued distribution checks and also reinvest future distributions. This may occur if (1) a distribution check remains uncashed and outstanding for six months or (2) the post office is unable to deliver the check to you. To change the current option for payment of dividends and capital gains distributions, please call 1-800-368-3863.

TAXES
--------------------------------------------------------------------------------
Generally, a municipal fund's distributions will be composed primarily of tax-exempt income. However, the Fund may make distributions of net investment income and capital gains that are taxable to you.

TAXABLE DISTRIBUTIONS
Any net investment income and net short-term capital gains distributions you receive are generally taxable as ordinary dividend income at your income tax rate. Distributions of net long-term capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them. Please note,

                                                                   YOUR ACCOUNT

however, under federal law, the interest income earned from U.S. Treasury securities may be exempt from state and local taxes. Most states allow mutual funds to pass through that exemption to their shareholders, although there are conditions to this exemption in some states. Also, a Fund's use of derivatives may result in taxable income.

TAX-EXEMPT DISTRIBUTIONS
Exempt-interest dividends from municipal funds are generally exempt from federal income taxes, but may be subject to state and local income taxes. Also, if you are subject to the federal alternative minimum tax (AMT), you may have to pay federal tax on a substantial portion of your income from exempt-interest dividends. However, under normal conditions, the Minnesota Tax-Free Fund invests at least 95% of its net assets in municipal obligations whose interest is exempt from Minnesota and federal personal income taxes, and at least 80% of its net assets in municipal obligations whose interest is exempt from the AMT. Under normal conditions, the Wisconsin Tax-Free Fund invests at least 80% of its net assets in municipal obligations whose interest is exempt from Wisconsin and federal personal income taxes, including the AMT.

Each Fund invests a significant portion of its assets in tax-exempt securities, including industrial development bonds (IDBs). Issuers and/or obligors of tax-exempt securities make certain tax representations or covenants when the bonds are issued in order to satisfy certain requirements of the Internal Revenue Code of 1986, as amended, that must be met to cause the interest on the bonds to be exempt from federal income taxes after the issuance of the bonds. However, exempt-interest dividends paid from these bonds may become subject to federal income tax retroactively to the date of issuance of the bonds if the representations are determined to have been inaccurate or if the issuer of the bonds (or the beneficiary of the bond proceeds) fails to comply with the covenants, but such tax-exempt disallowance by the IRS has been infrequent to date.

YOUR ACCOUNT


RETURN OF CAPITAL
If your Fund's distributions exceed its earnings and profits, all or a portion of those distributions may be treated as a return of capital to you. A return of capital will generally reduce the cost basis of your shares. It may also be treated as a sale of your shares.

YEAR-END STATEMENT
To assist you in tax preparation, after the end of each calendar year, we send you a statement of your Fund's ordinary dividends and net capital gains distributions (Form 1099).

BACKUP WITHHOLDING
By law, we must withhold 30% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security number or taxpayer identification number.

Because everyone's tax situation is unique, you should consult your tax professional for assistance.


--------------------------------------------------------------------------------
YOU MAY WANT TO AVOID:
.. Investing a large amount in a Fund close to the end of the calendar year. If the Fund makes a capital gains distribution, you may receive some of your investment back as a taxable distribution.
.. Selling shares of a Fund at a loss if you have purchased additional shares of the same Fund within 30 days prior to the sale or if you plan to purchase additional shares of the same Fund within 30 days following the sale. This is called a wash sale and you will not be allowed to claim a tax loss on the transaction.

--------------------------------------------------------------------------------

                                                                   YOUR ACCOUNT

RESERVED RIGHTS
--------------------------------------------------------------------------------
We reserve the right to:

.. Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone, facsimile, and online account redemption privileges, for any reason.

.. Reject any purchase request for any reason, including exchanges from other
  Strong Funds. Generally, we do this if the purchase or exchange is disruptive to the efficient management of a Fund (due to the timing of the investment or an investor's history of excessive trading).

.. Change the minimum or maximum investment amounts.

.. Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice, to excessive trading, or during unusual market conditions).

.. Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.

.. Make a redemption in kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of a Fund's assets. Generally, redemption in kind is used when large redemption requests may cause harm to the Fund and its shareholders. This includes redemptions made by check writing.

.. Close any account that does not meet minimum investment requirements. We will give you notice and 60 days to increase your balance to the required minimum.

.. Waive the initial investment minimum at our discretion.

.. Reject any purchase or redemption request that does not contain all required documentation.

.. Amend or terminate purchases in kind at any time.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------
More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information is available in the annual and semiannual report to shareholders. These reports contain a letter from management, discuss recent market conditions and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies, strategies, risks, and techniques. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

TO REQUEST INFORMATION OR TO ASK QUESTIONS:

      BY TELEPHONE                       FOR HEARING-IMPAIRED
      1-414-359-1400 or 1-800-368-3863   (TDD)  1-800-999-2780

      BY MAIL                            BY OVERNIGHT DELIVERY
      Strong Funds                       Strong Funds
      P.O. Box 2936                      900 Heritage Reserve
      Milwaukee, WI 53201-2936           Menomonee Falls, WI 53051

      ON THE INTERNET                           BY E-MAIL
      View online or download documents:        service@Strong.com
      Strong Funds: www.Strong.com
      SEC*: www.sec.gov

This prospectus is not an offer to sell securities in places other than the United States and its territories.

*Information about a Fund (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about a Fund are also available from the EDGAR Database on the Commission's Internet site at www.sec.gov. You may obtain a copy of this information, after paying a duplicating fee, by sending a written request to the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by sending an electronic request to the following e-mail address: publicinfo@sec.gov.


Strong High-Yield Municipal Bond Fund, a series of Strong High-Yield Municipal Bond Fund, Inc., SEC file number: 811-7930
Strong Intermediate Municipal Bond Fund, a series of Strong Municipal Funds, Inc., SEC file number: 811-4770
Strong Minnesota Tax-Free Fund, a series of Strong Municipal Funds, Inc., SEC file number: 811-4770
Strong Municipal Bond Fund, a series of Strong Municipal Bond Fund, Inc.,
SEC file number: 811-4769
Strong Short-Term High Yield Municipal Fund, a series of Strong Municipal Funds, Inc., SEC file number: 811-4770
Strong Short-Term Municipal Bond Fund, a series of Strong Short-Term Municipal Bond Fund, Inc., SEC file number: 811-6409
Strong Wisconsin Tax-Free Fund, a series of Strong Municipal Funds, Inc., SEC file number: 811-4770

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

STRONG CORPORATE BOND FUND, a series fund of Strong Corporate Bond Fund, Inc.
STRONG CORPORATE INCOME FUND, a series fund of Strong Income Funds, Inc.
STRONG FLORIDA MUNICIPAL MONEY MARKET FUND, a series fund of the Strong Income Trust
STRONG GOVERNMENT SECURITIES FUND, a series fund of Strong Government Securities Fund, Inc.
STRONG HERITAGE MONEY FUND, a series fund of Strong Heritage Reserve Series, Inc.
STRONG HIGH-YIELD BOND FUND, a series fund of Strong Income Funds, Inc.
STRONG HIGH-YIELD MUNICIPAL BOND FUND, a series fund of Strong High-Yield Municipal Bond Fund, Inc.
STRONG INTERMEDIATE MUNICIPAL BOND FUND, a series fund of Strong Municipal Funds, Inc.
STRONG MINNESOTA TAX-FREE FUND, a series fund of Strong Municipal Funds, Inc.
STRONG MONEY MARKET FUND, a series fund of Strong Money Market Fund, Inc.
STRONG MUNICIPAL BOND FUND, a series fund of Strong Municipal Bond Fund, Inc.
STRONG MUNICIPAL MONEY MARKET FUND, a series fund of Strong Municipal Funds, Inc.
STRONG SHORT-TERM BOND FUND, a series fund of Strong Short-Term Bond Fund, Inc.
STRONG SHORT-TERM HIGH YIELD BOND FUND, a series fund of Strong Income Funds, Inc.
STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND, a series fund of Strong Municipal Funds, Inc.
STRONG SHORT-TERM INCOME FUND, a series fund of Strong Income Funds, Inc.
STRONG SHORT-TERM MUNICIPAL BOND FUND, a series fund of Strong Short-Term Municipal Bond Fund, Inc.
STRONG TAX-FREE MONEY FUND, a series fund of Strong Municipal Funds, Inc.
STRONG ULTRA SHORT-TERM INCOME FUND, a series fund of Strong Advantage Fund, Inc.
STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND, a series fund of Strong Municipal Funds, Inc.
STRONG WISCONSIN TAX-FREE FUND, a series fund of Strong Municipal Funds, Inc.

P.O. Box 2936
Milwaukee, WI 53201
Telephone: 1-414-359-1400
Toll-Free: 1-800-368-3863
e-mail: service@Strong.com
web site: www.Strong.com


Throughout this SAI, "the Fund" is intended to refer to each Fund listed above, unless otherwise indicated. This SAI is not a Prospectus and should be read together with the Prospectus for the appropriate Fund dated March 1, 2003. Requests for copies of the Prospectus should be made by calling any number listed above. The financial statements appearing in the Annual Reports, which accompany this SAI, are incorporated into this SAI by reference.


                                  March 1, 2003

TABLE OF CONTENTS                                                     PAGE

INVESTMENT RESTRICTIONS..................................................4
INVESTMENT POLICIES AND TECHNIQUES.......................................7
   Strong Corporate Bond Fund............................................7
   Strong Corporate Income Fund..........................................7
   Strong Florida Municipal Money Market Fund............................7
   Strong Government Securities Fund.....................................8
   Strong Heritage Money Fund............................................8
   Strong High-Yield Bond Fund...........................................8
   Strong High-Yield Municipal Bond Fund.................................9
   Strong Intermediate Municipal Bond Fund...............................9
   Strong Minnesota Tax-Free Fund........................................9
   Strong Money Market Fund.............................................10
   Strong Municipal Bond Fund...........................................10
   Strong Municipal Money Market Fund...................................10
   Strong Short-Term Bond Fund..........................................11
   Strong Short-Term High Yield Bond Fund...............................11
   Strong Short-Term High Yield Municipal Fund..........................11
   Strong Short-Term Income Fund........................................12
   Strong Short-Term Municipal Bond Fund................................12
   Strong Tax-Free Money Fund...........................................12
   Strong Ultra Short-Term Income Fund..................................13
   Strong Ultra Short-Term Municipal Income Fund........................13
   Strong Wisconsin Tax-Free Fund.......................................13
   Asset-Backed Debt Obligations........................................14
   Borrowing............................................................15
   Cash Management......................................................15
   Commercial Paper.....................................................15
   Convertible Securities...............................................15
   Debt Obligations.....................................................16
   Depositary Receipts..................................................16
   Derivative Instruments...............................................17
   Duration of Debt Securities..........................................26
   Exchange-Traded Funds................................................26
   Foreign Investment Companies.........................................26
   Foreign Securities...................................................27
   Governmental/Municipal Obligations...................................27
   High-Yield (High-Risk) Securities....................................28
   Illiquid Securities..................................................30
   Inflation-Indexed Securities.........................................31
   Lending of Portfolio Securities......................................31
   Loan Interests.......................................................32
   Maturity.............................................................33
   Mortgage-Backed Debt Securities......................................33
   Repurchase Agreements................................................34
   Reverse Repurchase Agreements and Mortgage Dollar Rolls..............35
   Rule 2a-7: Maturity, Quality, and Diversification Restrictions.......35
   Sector Concentration.................................................36
   Short Sales..........................................................39
   Standby Commitments..................................................40
   Taxable Securities...................................................40
   Temporary Defensive Position.........................................40
   U.S. Government Securities...........................................40
   Variable- or Floating-Rate Securities................................41
   Warrants.............................................................42

   When-Issued and Delayed-Delivery Securities..........................42
   Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities.................42
DIRECTORS/TRUSTEES AND OFFICERS.........................................42
PRINCIPAL SHAREHOLDERS..................................................50
INVESTMENT ADVISOR......................................................58
ADMINISTRATOR...........................................................66
DISTRIBUTOR.............................................................74
DISTRIBUTION PLAN.......................................................74
PORTFOLIO TRANSACTIONS AND BROKERAGE....................................68
CUSTODIAN...............................................................83
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT............................84
TAXES     ..............................................................88
DETERMINATION OF NET ASSET VALUE........................................92
ADDITIONAL SHAREHOLDER INFORMATION......................................93
ORGANIZATION............................................................97
SHAREHOLDER MEETINGS...................................................100
PERFORMANCE INFORMATION................................................101
GENERAL INFORMATION....................................................120
INDEPENDENT ACCOUNTANTS................................................122
LEGAL COUNSEL..........................................................122
FINANCIAL STATEMENTS...................................................122
APPENDIX A- DEFINITION OF CREDIT RATINGS...............................123
APPENDIX B - ASSET COMPOSITION BY CREDIT RATINGS.......................130
APPENDIX C - SHARE CLASSES.............................................135


No person has been authorized to give any information or to make any representations other than those contained in this SAI and its corresponding Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized. This SAI does not constitute an offer to sell securities.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT LIMITATIONS

The following are the Fund's fundamental investment limitations that, along with the Fund's investment objectives (which are described in the Prospectus), cannot be changed without shareholder approval. To obtain approval, a majority of the Fund's outstanding voting securities must vote for the change. A majority of the Fund's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting securities.

Unless indicated otherwise below, the Fund:

1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (a) borrow money from banks and (b) make other investments or engage in other transactions permissible under the Investment Company Act of 1940, as amended, "1940 Act") that may involve a borrowing, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.

3.   May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (1) purchases of debt securities or other debt instruments or (2) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.

10. May not, under normal market conditions, invest less than 80% of its net assets in municipal securities.

11. May not, under normal market conditions, invest less than 80% of its net assets in municipal securities whose interest is exempt from federal and Wisconsin personal income taxes.

12. May not, under normal conditions, invest less than 95% of its net assets in municipal securities whose interest is exempt from federal and Minnesota personal income taxes.

With respect to Florida Municipal Money Market, Minnesota Tax-Free, and Wisconsin Tax-Free Funds, Fundamental Policy No. 7 does not apply to a Fund with respect to the purchase of municipal obligations or securities issued or guaranteed by national governments, their agencies or instrumentalities. "Industry" classifications under Fundamental Policy No, 7 are based on the O'Neil Composite, as amended, or such comparable published classifications as the Advisor shall select.

With respect to Heritage Money Fund, Fundamental Policy No. 7 shall not limit the Fund's purchases of obligations issued by domestic banks.

Fundamental Policy No. 10 applies only to the Florida Municipal Money Market, High-Yield Municipal Bond, Intermediate Municipal Bond, Municipal Bond, Municipal Money Market, Short-Term High Yield Municipal, Short-Term Municipal Bond, Tax-Free Money, and Ultra Short-Term Municipal Income Funds. With respect to the Tax-Free Money Fund, the reference to municipal securities includes only municipal securities whose interest is exempt from federal income tax, including the federal alternative minimum tax (AMT).

Fundamental Policy No. 11 only applies to the Wisconsin Tax-Free Fund.

Fundamental Policy No. 12 only applies to the Minnesota Tax-Free Fund.

NON-FUNDAMENTAL OPERATING POLICIES

The following are the Fund's non-fundamental operating policies, which may be changed by the Fund's Board of Directors without shareholder approval.

Unless indicated otherwise below, the Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% (10% with respect to a money fund) of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions, and policies as the Fund.

6. Engage in futures or options on futures transactions that are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Fund's net assets.

7. Borrow money except (a) from banks or (b) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

8. Make any loans other than loans of portfolio securities, except through (a) purchases of debt securities or other debt instruments or (b) engaging in repurchase agreements.

9. Make changes to the investment policy requiring a Fund with a name suggesting a focus on a particular type of investment, industry, country, or geographic region to invest, under normal conditions, a minimum percentage of the Fund's net assets which for purposes of this policy includes borrowing for investment purposes, in that respective investment, industry, country, or geographic region without first giving 60-days' advance notice to the Fund's shareholders.

10. Engage in any transaction or practice which is not permissible under Rule 2a-7 of the 1940 Act, notwithstanding any other fundamental investment limitation or non-fundamental operating policy.


Non-Fundamental Policy No. 9 applies only to the Corporate Bond, Corporate Income, Florida Municipal Money Market, Government Securities, High-Yield Bond, High-Yield Municipal Bond, Intermediate Municipal Bond, Municipal Bond, Short-Term Bond, Short-Term High Yield Bond, and Short-Term Municipal Bond Funds.

Non-Fundamental Policy No. 10 only applies to the Florida Municipal Money Market Fund, Heritage Money Fund, Money Market Fund, Municipal Money Market Fund, and Tax-Free Money Fund.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the Fund's assets (e.g., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction. However, if, at any time, the Fund should fail to meet the 33 1/3% limitation in Fundamental Policy No. 2, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet the limitation. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.


                       INVESTMENT POLICIES AND TECHNIQUES


The following information supplements the discussion of the Fund's investment objectives, strategies, policies, techniques, and risks as described in the Prospectus.

STRONG CORPORATE BOND FUND

..    Under normal conditions, at least 80% of the Fund's net assets will be invested in the bonds of U.S. corporate issuers.
..    The Fund may invest up to 20% of its net assets in any other type of fixed income security, such as U.S. government securities and mortgage-backed issues.
..    Under normal conditions, at least 75% of the Fund's net assets will be invested in investment-grade debt obligations, which are those securities described as higher- and medium-quality (e.g., AAA through BBB by S&P).
..    The Fund may also invest up to 25% of its net assets in
     non-investment-grade debt obligations and other high yield (high-risk) securities (e.g., those rated BB through C by S&P); however, under normal conditions the Fund, has adopted an internal policy not to invest more than 10% of its net assets in debt obligations rated lower than BB or its equivalent. For the purposes of this internal policy, convertible securities will not be considered debt obligations.
..    The Fund may invest up to 20% of its net assets directly or indirectly in foreign securities.
..    The Fund may invest up to 5% of its total assets in warrants.
..    Strong Capital Management, Inc., the Fund's investment advisor ("Advisor"), may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
..    The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.

STRONG CORPORATE INCOME FUND

..    Under normal conditions, 100% of the Fund's net assets will be invested in investment-grade corporate securities and in other investment-grade obligations (including mortgage- and asset-backed securities, and U.S. government and its agencies securities).
..    The Fund's average effective maturity will normally be between two and twelve years.
..    When the Advisor determines market, economic, or political conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government).
..    The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of the Fund's net assets.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.

STRONG FLORIDA MUNICIPAL MONEY MARKET FUND

..    The Fund invests only in high-quality securities. Accordingly, the Fund will invest at least 95% of its total assets in "first-tier" or "second-tier" securities, generally defined as those securities that, at the time of acquisition, are rated in the highest or second-highest short-term rating category or if the security has no short-term category rating, are determined by the Advisor to be of comparable quality.
..    The balance of the Fund, up to 5% of its total assets, may be invested in securities that are considered "second-tier conduit" securities, generally defined as those securities whose primary obligor is not the municipality and that, at the time of acquisition, are rated in the second-highest short-term rating category or, if the security has no short-term category rating, are determined by the Advisor to be of comparable quality.

..    As a fundamental policy at least 80% of the Fund's net assets will be invested in municipal securities under normal conditions. Generally, municipal obligations are those whose interest is exempt from federal income tax. The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For taxpayers who are subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. Accordingly, the Fund's net return may be lower for those taxpayers.
..    The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank, and corporate obligations, and short-term fixed-income securities.
..    Under normal conditions, it is expected that the Fund's shares will be exempt from the Florida intangible personal property tax.


STRONG GOVERNMENT SECURITIES FUND


..    The Fund invests, under normal conditions, at least 80% of its net assets in U.S. government securities. However, the Fund has adopted an internal policy to invest at least 90% of its net assets in such securities under normal conditions. The balance of the Fund's assets may be invested in other investment-grade debt obligations.
..    The Fund may invest up to 20% of its net assets, directly or indirectly, in foreign securities. The Fund will limit its investments in foreign securities to those denominated in U.S. dollars. The Fund may invest in
     U.S. securities enhanced as to credit quality or liquidity by foreign issuers without regard to this limit.
..    The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
..    The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.


STRONG HERITAGE MONEY FUND

..    The Fund invests only in high-quality securities. Accordingly, the Fund will invest at least 95% of its total assets in "first-tier" securities, generally defined as those securities that, at the time of acquisition, are rated in the highest rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if unrated, are determined by the Advisor to be of comparable quality.
..    The balance of the Fund, up to 5% of its total assets, may be invested in securities that are considered "second-tier" securities, generally defined as those securities that, at the time of acquisition, are rated in the second-highest rating category or are determined by the Advisor to be of comparable quality.

STRONG HIGH-YIELD BOND FUND


..    Under normal conditions, the Fund invests at least 80% of its net assets in lower-quality bonds of corporate issuers (e.g., bonds rated BB through C by S&P).
..    The Fund also may invest in debt obligations that are in default, but investments in such debt obligations are not expected to exceed 10% of the Fund's net assets.
..    The Fund may also invest up to 20% of its net assets in common stocks and securities that are convertible into common stocks, such as warrants.
..    The Fund may invest up to 25% of its net assets directly or indirectly in foreign securities.
..    The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
..    The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.

..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.


STRONG HIGH-YIELD MUNICIPAL BOND FUND


..    Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds the income from which is exempt from federal income tax.
..    Under normal conditions, the Fund invests at least 65% of its total assets in medium- and lower-quality securities (e.g., securities rated BBB through C by S&P).
..    The Fund also may invest in debt obligations that are in default, but such debt obligations are not expected to exceed 10% of the Fund's net assets.
..    The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities.
..    The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
..    The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.


STRONG INTERMEDIATE MUNICIPAL BOND FUND


..    Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds the income from which is exempt from federal income tax.
..    Under normal conditions, the Fund invests at least 85% of its net assets in investment-grade securities (e.g., securities rated AAA through BBB by
     S&P).
..    The Fund may also invest up to 15% of its net assets in
     non-investment-grade debt securities, such as high-yield (high-risk) securities or "junk bonds" (e.g., debt obligations rated BB through C by S&P).
..    The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities.
..    The Fund is considered "intermediate" because its average effective maturity is normally between 3 and 10 years.
..    The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
..    The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.


STRONG MINNESOTA TAX-FREE FUND


..    Under normal conditions, the Fund invests at least 95% of its net assets in municipal debt obligations whose interest is exempt from federal and Minnesota personal income taxes, and at least 80% of its net assets in municipal obligations which are exempt from the federal AMT.
..    The Fund will invest, under normal conditions, at least 65% of its assets in long-term investment-grade securities (e.g., securities rated AAA through BBB by S&P).
..    The Fund may also invest up to 25% of its net assets in
     non-investment-grade securities, otherwise known as high-yield (high-risk) securities or "junk bonds" (e.g., debt securities rated BB through C by S&P).
..    The Fund may also invest up to 5% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities.
..    The Fund may invest up to 25% of its net assets in industrial development bonds, and up to 25% of its net assets in municipal leases.

..    The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.


STRONG MONEY MARKET FUND

..    The Fund invests only in high-quality securities. Accordingly, the Fund will invest at least 95% of its total assets in "first-tier" securities, generally defined as those securities that, at the time of acquisition, are rated in the highest rating category by at least two NRSROs or, if unrated, are determined by the Advisor to be of comparable quality.
..    The balance of the Fund, up to 5% of its total assets, may be invested in securities that are considered "second-tier" securities, generally defined as those securities that, at the time of acquisition, are rated in the second-highest rating category or are determined by the Advisor to be of comparable quality.

STRONG MUNICIPAL BOND FUND


..    Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds the income from which is exempt from federal income tax.
..    Under normal conditions, the Fund invests at least 75% of its net assets in investment-grade securities (e.g., securities rated AAA through BBB by
     S&P).
..    The Fund may also invest up to 25% of its net assets in
     non-investment-grade securities, such as high-yield (high-risk) securities or "junk bonds" (e.g., securities rated BB through C by S&P).
..    The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities.
..    The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
..    The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.


STRONG MUNICIPAL MONEY MARKET FUND


..    The Fund invests only in high-quality securities. Accordingly, the Fund will invest at least 95% of its total assets in "first-tier" or "second tier" securities, generally defined as those securities that, at the time of acquisition, are rated in the highest or second-highest short-term rating category or, if the security has no short-term category rating, are determined by the Advisor to be of comparable quality.
..    The balance of the Fund, up to 5% of its total assets, may be invested in securities that are considered "second-tier conduit" securities, generally defined as those securities whose primary obligor is not the municipality and that, at the time of acquisition, are rated in the second-highest short-term rating category or, if the security has no short-term category rating, are determined by the Advisor to be of comparable quality.
..    As a fundamental policy at least 80% of the Fund's net assets will be invested in municipal securities under normal conditions. Generally, municipal securities are those whose interest is exempt from federal income tax. The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the federal AMT. For taxpayers who are subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. Accordingly, the Fund's net return may be lower for those taxpayers.
..    The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities.

STRONG SHORT-TERM BOND FUND


..    Under normal conditions, at least 80% of the Fund's net assets will be invested in bonds, such as corporate and U.S. government bonds.
..    Under normal conditions, at least 75% of the Fund's net assets will be invested in investment-grade debt obligations (e.g., debt obligations rated AAA through BBB by S&P).
..    The Fund may also invest up to 25% of its net assets in
     non-investment-grade debt obligations (e.g., debt obligations rated BB through C by S&P) (or unrated securities of comparable quality).
..    The Fund may invest up to 25% of its net assets directly or indirectly in foreign securities.
..    The Fund is considered "short-term" because its average effective maturity is normally three years or less.
..    The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
..    The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.

STRONG SHORT-TERM HIGH YIELD BOND FUND

..    Under normal conditions, at least 80% of the Fund's net assets will be invested in lower quality bonds (e.g., debt obligations rated BB through C by S&P).
..    The Fund intends to invest at least 80% of its net assets in debt obligations rated B- or above by S&P or other nationally recognized statistical rating organizations ("NRSROs").
..    The Fund may invest up to 25% of its net assets directly or indirectly in foreign securities.
..    The Fund is considered "short-term" because its average effective maturity is normally three years or less.
..    The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
..    The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.


STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND


..    Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds the income from which is exempt from federal income tax.
..    Under normal conditions, the Fund invests at least 65% of its total assets in medium- and lower-quality municipal securities (e.g., securities rated BBB through C by S&P).
..    The Fund also may invest in debt obligations that are in default, but investments in such debt obligations are not expected to exceed 10% of the Fund's net assets.
..    The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities.
..    The Fund is considered "short-term" because its average effective maturity is normally three years or less.
..    The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.

..    The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.


STRONG SHORT-TERM INCOME FUND


..    Under normal conditions, 100% of the Fund's net assets will be invested in investment-grade securities (including investment-grade corporate, mortgage- and asset-backed, and U.S. government and its agencies bonds), and in other investment-grade obligations (e.g., debt obligations rated AAA through BBB by S&P).
..    The Fund is considered "short-term" because its average effective maturity is normally three years or less.
..    When the Advisor determines market, economic, or political conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government).
..    The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of the Fund's net assets.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.


STRONG SHORT-TERM MUNICIPAL BOND FUND


..    Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds the income from which is exempt from federal income tax.
..    Under normal conditions, the Fund invests at least 85% of its net assets in investment-grade securities (e.g., securities rated AAA through BBB by
     S&P).
..    The Fund may also invest up to 15% of its net assets in
     non-investment-grade securities, such as high-yield (high-risk) securities or "junk bonds" (e.g., debt obligations rated BB through C by S&P).
..    The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities.
..    The Fund is considered "short-term" because its average effective maturity is normally three years or less.
..    The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
..    The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.


STRONG TAX-FREE MONEY FUND


..    The Fund invests only in high-quality securities. Accordingly, the Fund will invest at least 95% of its total assets in "first-tier" or "second-tier" securities, generally defined as those securities that, at the time of acquisition, are rated in the highest or second-highest short-term rating category or, if the security has no short-term category rating, are determined by the Advisor to be of comparable quality.
..    The balance of the Fund, up to 5% of its total assets, may be invested in securities that are considered "second-tier conduit" securities, generally defined as those securities whose primary obligor is not the municipality and that, at the time of acquisition, are rated in the second-highest short-term rating category or, if the security has no short-term category, are determined by the Advisor to be of comparable quality.
..    Under normal market conditions at least 80% of the Fund's net assets will be invested in municipal securities whose interest is exempt from federal income tax, including the federal AMT.
..    The Fund may invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities.
..    The Fund may invest any amount in cash or cash equivalents, which may be taxable, to the extent the manager cannot obtain other suitable tax-exempt securities.

STRONG ULTRA SHORT-TERM INCOME FUND


..    Under normal conditions, at least 75% of the Fund's net assets will be invested in investment-grade debt obligations (e.g., debt obligations rated AAA through BBB by S&P).
..    The Fund may also invest up to 25% of its net assets in
     non-investment-grade debt obligations, but may not invest in securities rated below BB- or equivalent.
..    The Fund may invest up to 25% of its net assets directly or indirectly in foreign securities.
..    The Fund is considered "ultra short-term" because its average effective maturity is normally one year or less.
..    The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.


STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND


..    Under normal conditions, the Fund will invest at least 90% of its net assets in investment-grade securities (e.g., securities rated AAA to BBB by S&P).
..    However, the Fund may invest up to 10% of its net assets in non-investment-grade securities, but may not invest in securities rated BB-or equivalent.
..    The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities.
..    As a fundamental policy, at least 80% of the Fund's net assets will be invested in municipal securities under normal conditions. Generally, municipal obligations are those whose interest is exempt from federal income tax. The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the federal AMT. For taxpayers who are subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. Accordingly, the Fund's net return may be lower for those taxpayers.
..    The Fund is considered "ultra short-term" because its average effective maturity is normally one year or less.
..    The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.


STRONG WISCONSIN TAX-FREE FUND


..    Under normal conditions, the Fund invests at least 80% of its net assets in municipal debt obligations whose interest is exempt from Wisconsin and federal personal income taxes, including the federal AMT, which may include debt obligations issued by (a) Wisconsin and its political subdivisions, and (b) U.S. territories and possessions, their political subdivisions and public corporations, and any other issuer whose securities are exempt from Wisconsin and federal income taxes.
..    The Fund will invest, under normal conditions, at least 65% of its assets in long-term investment-grade municipal securities (e.g., securities rated AAA through BBB by S&P)
..    The Fund may also invest up to 25% of its net assets in
     non-investment-grade securities, such as high-yield (high-risk) securities or "junk bonds" (e.g., securities rated BB through C by S&P).
..    The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term fixed-income securities.
..    The Fund may invest up to 25% of its net assets in industrial development bonds and up to 25% of its net assets in municipal leases.
..    The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, or the U.S. government) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.

..    The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.

..    The Advisor intends to limit the Fund's investment in illiquid securities to 10% of the Fund's net assets.

Unless noted above otherwise, if the Fund adheres to a percentage restriction specified above at the time of investment, a later increase or decrease in the percentage resulting from a change in the Fund's assets (e.g., due to cash inflows and redemptions), in the market value of the investment, or in the pricing, liquidity, or rating of the investment will not constitute a violation of that percentage restriction.

Net assets is defined as net assets plus borrowings for investment purposes.


The following information supplements the discussion of the Fund's investment objectives, strategies, policies, techniques, and risks described in the Prospectus and applies to each Fund, unless otherwise noted.

ASSET-BACKED DEBT OBLIGATIONS

Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.

The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of asset-backed debt obligations differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on asset-backed debt obligations, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if these debt obligations are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if these debt obligations are purchased at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on debt obligations purchased at a premium also imposes a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

Asset-backed securities backed by assets, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.

BORROWING

The Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). However, the Fund may not purchase securities when bank borrowings exceed 5% of the Fund's total assets. Presently, the Fund only intends to borrow from banks for temporary or emergency purposes.

The Fund has established a line-of-credit ("LOC") with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the Fund within 60 days and is not extended or renewed. The Fund intends to use the LOC to meet large or unexpected redemptions that would otherwise force the Fund to liquidate securities under circumstances that are unfavorable to the Fund's remaining shareholders. The Fund pays a commitment fee to the banks for the LOC.


The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.

CASH MANAGEMENT


The Fund may invest directly in cash and short-term fixed-income securities, including, for this purpose, shares of one or more money market funds managed by the Advisor (collectively, the "Strong Money Funds"). The Advisor may receive advisory fees and its affiliate, Strong Investor Services, Inc., may receive administrative fees as to such investments in the Strong Money Funds from both the Fund and the Strong Money Funds. The Strong Money Funds seek current income, a stable share price of $1.00, and daily liquidity. All money market instruments can change in value when interest rates or an issuer's creditworthiness change dramatically. The Strong Money Funds cannot guarantee that they will always be able to maintain a stable net asset value of $1.00 per share.



COMMERCIAL PAPER

Commercial paper is a debt obligation usually issued by corporations (including foreign corporations) and may be unsecured or secured by letters of credit or a surety bond. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk.

Asset-backed commercial paper is a debt obligation generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables like credit card receivables, auto and equipment leases, and other receivables. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper at maturity, rather than rollover risk.

The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

DEBT OBLIGATIONS

The Fund may invest a portion of its assets in debt obligations. Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates and the Fund may have to replace such securities with lower yielding securities, which could result in a lower return for the Fund.

Price Volatility. The market value of debt obligations is affected primarily by changes in prevailing interest rates. The market value of a debt obligation generally reacts inversely to interest-rate changes, meaning, when prevailing interest rates decline, an obligation's price usually rises, and when prevailing interest rates rise, an obligation's price usually declines.


Maturity. In general, the longer the maturity of a debt obligation, the higher its yield but the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the lesser its sensitivity to changes in interest rates and the greater the price stability. Commercial paper is generally considered the shortest maturity form of debt obligation.


Credit Quality. The values of debt obligations may also be affected by changes in the credit rating or financial condition of their issuers and obligors. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.

In conducting its credit research and analysis, the Advisor considers both qualitative and quantitative factors to evaluate the creditworthiness of individual issuers. The Advisor also relies, in part, on credit ratings compiled by a number of Nationally Recognized Statistical Rating Organizations ("NRSROs").


The following section applies to the Corporate Bond, Corporate Income, Government Securities, High-Yield Bond, Short-Term Bond, Short-Term High Yield Bond, Short-Term Income, and Ultra Short-Term Income Funds only.

DEPOSITARY RECEIPTS

The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and EDRs shall be treated as indirect foreign investments. For example, an ADR or EDR representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.


Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.



The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds. The paragraphs regarding foreign currency do not apply to the High-Yield Municipal Bond, Intermediate Municipal Bond, Minnesota Tax-Free, Municipal Bond, , Short-Term High Yield Municipal, Short-Term Municipal Bond, Ultra Short-Term Municipal Income, and Wisconsin Tax-Free Funds.

DERIVATIVE INSTRUMENTS

In General. The Fund may use derivative instruments for any lawful purpose consistent with its investment objective such as hedging or managing risk. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities (commonly referred to as "underlying assets") or indexes.


A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter ("OTC") options (including options on forward and cap, floor, and collar swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative usually will receive fees or premiums, but generally is exposed to losses due to adverse changes in the value of the underlying asset or index.


A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in market value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

Hedging. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to "lock-in" realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

Managing Risk. The Fund may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities, and to floating-rate debt securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than "traditional" securities (i.e., stocks or bonds) would.

Exchange-Traded and OTC Derivatives. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Risks and Special Considerations. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

(1) Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Advisor to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor's decision to engage in a derivative instrument will reflect its judgment that the derivative transaction will provide value to the Fund and its shareholders, and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objectives.

(2) Credit Risk. The Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, (which is the issuer or counterparty to each exchange-traded instrument), provides a guarantee of performance for exchange-traded derivatives. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Fund will enter into transactions in derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract. In certain circumstances, the Advisor will obtain collateral for the Fund from the counterparty to minimize this credit risk.

(3) Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the instruments and the position hedged. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and the associated hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these derivative instruments are traded. The effectiveness of hedges using derivative instruments based on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(4) Liquidity Risk. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, terminated early, or replaced quickly at or very close to its market value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements or by the derivative instrument to maintain assets as "cover," maintain segregated accounts, designate assets on its books and records, post collateral and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund was unable to close out its positions in such instruments, it might be required to continue to maintain such assets, accounts, collateral or make such payments until the position expired, matured, or was closed out. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends, in part, on the existence of a liquid secondary market for such derivative instruments or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.


(5) Legal Risk. Legal risk is the risk of loss caused by the legal unenforceability of a party's obligations under the derivative instrument. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative instruments.

(6) Systemic or "Interconnection" Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, which creates a large interdependent web of financial obligations. This interdependence raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

General Limitations. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"), and various state regulatory authorities. In addition, the Fund's ability to use derivative instruments may be limited by certain tax considerations.

The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the Commodity Exchange Act ("CEA"), the notice of eligibility for the Fund includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets. Adherence to these guidelines does not limit the Fund's risk to 5% of the Fund's assets.


The SEC has identified certain trading practices involving derivative instruments that have the potential for leveraging the Fund's assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Fund's assets, as defined under the 1940 Act, the SEC has stated that the Fund may use coverage or designation of the Fund's assets. To the extent required by SEC guidelines, the Fund will not enter into any such derivative transactions unless it owns either: (1) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the counterparty to the extent that the position is not "covered". The Fund will also designate on its records liquid assets to cover its position if required to do so by SEC and CFTC regulations. Assets designated on the Fund's records cannot be sold while the related derivative position is open unless they are replaced with similar assets. As a result, the designation of a large portion of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


In some cases, the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to designate liquid assets on its books and records to secure its obligations under such derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets designated on the Fund's books and records (unless another interpretation is specified by applicable regulatory requirements).

Options. The Fund may use options for any lawful purpose consistent with its investment objective such as hedging or managing risk. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. The Fund may buy or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

The Fund may purchase (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Techniques -- Illiquid Securities." Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

Spread Option Transactions. The Fund may use spread transactions for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

Futures Contracts. The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may enter into futures contracts, including, but not limited to, interest rate futures and index futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.

To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to designate liquid assets on its books and records.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


Single-stock futures are futures traded on individual stocks. When buying or selling single-stock futures, the Fund is obligated to fulfill the terms of the contract upon expiration, unless it offsets the position before then. Single-stock futures carry higher margin requirements than regular futures contracts. Trading single-stock futures also involves the risk of losing more than the Fund's initial investment.


Foreign Currency Derivatives. The Fund may purchase and sell foreign currency on a spot basis, and may use currency-related derivatives instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Fund may use these instruments for hedging or any other lawful purpose consistent with the Fund's investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging. The Fund's use of currency-related derivative instruments will be directly related to the Fund's current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its investment portfolio. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase.

Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

For example, the Fund might use currency-related derivative instruments to "lock in" a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related derivative instruments when the Advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges - for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

In addition, the Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where the Advisor believes that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if the Fund owns securities denominated in a foreign currency and the Advisor believes that currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that the Advisor believes would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as "cross hedges." The effective use of currency-related derivative instruments by the Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

The Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The use of currency-related derivative instruments by the Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

When the Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, the Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

Purchasers and sellers of currency-related derivative instruments may enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract (or any other currency-related derivative instrument) at a time and price favorable to the Fund. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In the case of an exchange-traded instrument, the Fund will be able to close the position out only on an exchange that provides a market for the instruments. The ability to establish and close out positions on an exchange is subject to the maintenance of a liquid market, and there can be no assurance that a liquid market will exist for any instrument at any specific time. In the case of a privately negotiated instrument, the Fund will be able to realize the value of the instrument only by entering into a closing transaction with the issuer or finding a third party buyer for the instrument. While the Fund will enter into privately negotiated transactions only with entities that are expected to be capable of entering into a closing transaction, there can be no assurance that the Fund will in fact be able to enter into such closing transactions.

The precise matching of currency-related derivative instrument amounts and the value of the portfolio securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the currency-related derivative instrument position has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase or sell OTC options on foreign currency only when the Advisor reasonably believes a liquid secondary market will exist for a particular option at any specific time.

There will be a cost to the Fund of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period, and the market conditions then prevailing. The Fund using these instruments may have to pay a fee or commission or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, for example, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

When required by the SEC guidelines, the Fund will designate liquid assets on its books and records to cover potential obligations under currency-related derivative instruments. To the extent the Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of the Fund's assets is so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

The Advisor's decision to engage in a transaction in a particular currency-related derivative instrument will reflect the Advisor's judgment that the transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives and policies. In making such a judgment, the Advisor will analyze the benefits and risks of the transaction and weigh them in the context of the Fund's entire portfolio and objectives. The effectiveness of any transaction in a currency-related derivative instrument is dependent on a variety of factors, including the Advisor's skill in analyzing and predicting currency values and upon a correlation between price movements of the currency instrument and the underlying security. There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

The Fund's dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Fund reserves the right to use currency-related derivative instruments for different purposes and under different circumstances. Of course, the Fund is not required to use currency-related derivative instruments and will not do so unless deemed appropriate by the Advisor. It also should be realized that use of these instruments does not eliminate, or protect against, price movements in the Fund's securities that are attributable to other (i.e., non-currency related) causes. Moreover, while the use of currency-related derivative instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain that may result from an increase in the value of that currency.


"Swap" Derivative Agreements. The Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or "collar" amounts.

The "notional amount" of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement ("net amount") and not the notional amount differences themselves. The Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund's books and records.

Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 ("IRC") may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.


Additional Derivative Instruments and Strategies. In addition to the derivative instruments and strategies described above and in the Prospectus, the Advisor expects to use additional derivative instruments and other hedging or risk management techniques.

The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.


The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.

DURATION OF DEBT SECURITIES


Duration was developed as a more precise alternative to the concept of "maturity" for a debt security or portfolio of debt securities. Traditionally, a debt security's maturity has been used as a proxy for the sensitivity of the debt security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's principal and interest payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity, and call features into one measure. Duration management is one of the fundamental tools used by the Advisor.


Duration is a measure of the expected life of a debt obligation on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, the time the principal payments are expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt obligation with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

Futures, options, and options on futures have durations that, in general, are closely related to the duration of the debt securities that underlie them. Holding long futures or call option positions will lengthen the duration of the Fund's portfolio by approximately the same amount of time that holding an equivalent amount of the underlying debt securities would.

Short futures or put option positions have durations roughly equal to the negative duration of the debt securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount of time that selling an equivalent amount of the underlying debt securities would.

There are some situations where even the standard duration calculation does not completely reflect the interest rate exposure or projected cash flows of a debt security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure and duration correspond to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of a debt obligation may vary over time in response to changes in interest rates and other market factors.

EXCHANGE-TRADED FUNDS

Exchange-Traded Funds (ETF) represent shares of ownership in mutual funds, unit investment trusts (UIT), or depositary receipts that hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indices. An index-based ETF seeks to track the performance of a particular index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Unlike typical open-end mutual funds or UITs, ETFs do not sell or redeem their individual shares at net asset value (NAV). Instead, ETFs sell and redeem their shares at NAV only in large blocks (such as 50,000 shares). In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. ETFs therefore possess characteristics of traditional open-end mutual funds and UITs, which issue redeemable shares, and of closed-end mutual funds, which generally issue shares that trade at negotiated prices on national securities exchanges and are not redeemable

The following section applies to the Corporate Bond, Corporate Income, Government Securities, High-Yield Bond, Short-Term Bond, Short-Term High Yield Bond, Short-Term Income, and Ultra Short-Term Income Funds only.

FOREIGN INVESTMENT COMPANIES

The Fund may invest, to a limited extent, in foreign investment companies. Some of the countries in which the Fund invests may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country that permits direct foreign investment. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The Fund does not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any associated fees and expenses.


The following section applies to the Corporate Bond, Corporate Income, Government Securities, High-Yield Bond, Short-Term Bond, Short-Term High Yield Bond, Short-Term Income, and Ultra Short-Term Income Funds only.

FOREIGN SECURITIES

Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Many of the foreign securities held by the Fund will not be registered with the SEC, nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations may be extremely limited. Foreign companies, and in particular, companies in smaller and emerging capital markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies. The Fund's net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

The costs attributable to foreign investing that the Fund must bear are frequently higher than those attributable to domestic investing; this is particularly true with respect to emerging capital markets. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities, and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other government taxes that could reduce the return of these securities. Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign tax to which the Fund would be subject.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and are earning no investment return. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

GOVERNMENTAL/MUNICIPAL OBLIGATIONS


In General. Municipal obligations are debt obligations issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies, and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of Directors of the Fund determines that an investment in any such type of obligation is consistent with the Fund's investment objective. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets, or domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.


Bonds and Notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Derivatives. The Fund may also invest in derivative securities issued by partnerships and grantor trusts. These securities allow the Fund to receive principal and interest payments on underlying municipal obligations and may have fixed, floating, or variable rates of interest. They may be backed by a letter of credit or guaranty and are generally accompanied by an opinion of counsel that the interest on them will be tax-exempt. The Fund may only invest in these securities if they meet the Fund's credit-quality and eligibility requirements.

Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities, such as vehicles, telecommunications and computer equipment, and other capital assets. The Fund may purchase these lease obligations directly, or it may purchase participation interests in such lease obligations. (See "Participation Interests" below.) States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a "non-appropriation" clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are usually secured by the underlying capital asset, it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

Mortgage-Backed Bonds. The Fund's investments in municipal obligations may include mortgage-backed municipal obligations, which are a type of municipal security issued by a state, authority, or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. The Fund's interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.


Participation Interests. A participation interest gives the Fund an undivided interest in a municipal debt obligation in the proportion that the Fund's participation interest bears to the principal amount of the underlying obligation. These underlying obligations may have fixed, floating, or variable rates of interest. The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be federal tax-exempt. If the Fund purchases unrated participation interests, the Board of Directors or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or repurchase obligation of the selling institution. When determining whether such a participation interest meets the Fund's credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.

Pass-Through Certificates. The Fund may also invest in pass-through certificates or securities issued by partnerships and grantor trusts. These securities allow the Fund to receive tax-exempt principal and interest payments on underlying municipal obligations and may have fixed, floating, or variable rates of interest. They may be backed by a letter of credit or guaranty and are generally accompanied by an opinion of counsel that the interest on the pass-through certificates will be exempt from federal income tax. The Fund may only invest in these securities if they meet the Fund's credit-quality and eligibility requirements.

The following section applies to each Fund, except the Corporate Income, Florida Municipal Money Market, Government Securities, Heritage Money, Money Market, Municipal Money Market, Short-Term Income, and Tax-Free Money Funds.

HIGH-YIELD(HIGH-RISK) SECURITIES

In General. Non-investment grade debt obligations ("lower-quality securities") include (1) bonds rated between BB and C by Moody's Investors ("Moody's"), Standard & Poor's Ratings Group ("S&P"), and comparable ratings of other nationally recognized statistical rating organizations ("NRSROs"); (2) commercial paper rated as low as C by S&P, Not Prime by Moody's, and comparable ratings of other NRSROs; and (3) unrated debt obligations of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative and present a significant risk for loss of principal and interest. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A for a description of the credit ratings.

Effect of Interest Rates and Economic Changes. The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market and accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount to meet redemptions. Any such redemption would force the Fund to sell the more liquid portion of its portfolio.

Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call, or prepayment provisions that permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.


Credit Ratings. Credit ratings issued by credit rating agencies are designed to evaluate the ability of obligors to make principal and interest payments on rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated obligations will be more dependent on the Advisor's credit analysis than would be the case with investments in investment-grade debt obligations. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history, and the current trend of earnings. The Advisor periodically monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.


Liquidity and Valuation. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

Legislation. Legislation may be adopted, from time to time, designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. It is anticipated that if additional legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

ILLIQUID SECURITIES


The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). However, under the 1940 Act, the Fund may not acquire illiquid securities if, as a result, the illiquid securities would comprise more than 15% (10% for money market funds) of the value of the Fund's net assets (or such other amounts as may be permitted under the 1940 Act). However, the Advisor does not intend for the Fund to acquire illiquid securities if, as a result, the illiquid securities would comprise more than 10% of the Fund's net assets. After the Fund acquires a security, the security my become illiquid for a variety of reasons, including default, lack of current financial information on the issuer or the project financed by the security and the special purpose nature of the issuer or the project financed. Therefore, the Fund may hold (from time to time) percentages of illiquid securities substantially in excess of its acquisition percentage limits.


The Board of Directors of the Fund, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended ("Securities Act"), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper, may be considered liquid under guidelines adopted by the Fund's Board of Directors.

The Board of Directors of the Fund has delegated to the Advisor the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. The Board of Directors has directed the Advisor to look to such factors as (1) the frequency of trades or quotes for a security, (2) the number of dealers willing to purchase or sell the security and number of potential buyers, (3) the willingness of dealers to undertake to make a market in the security, (4) the nature of the security and nature of the marketplace trades, such as the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer, (5) the likelihood that the security's marketability will be maintained throughout the anticipated holding period, and (6) any other relevant factors. The Advisor may determine 4(2) commercial paper to be liquid if (1) the 4(2) commercial paper is not traded flat or in default as to principal and interest, (2) the 4(2) commercial paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or is determined by the Advisor to be of equivalent quality, and (3) the Advisor considers the trading market for the specific security taking into account all relevant factors. With respect to any foreign holdings, a foreign security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market and all the facts and circumstances support a finding of liquidity.


Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required in order for the Fund to make a public sale of a security, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced in accordance with pricing procedures adopted by the Board of Directors of the Fund. If, through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities that are not readily marketable (except for 144A Securities, foreign securities and 4(2) commercial paper deemed to be liquid by the Advisor), the Fund will take such steps as is deemed advisable, if any, to protect the liquidity of the Fund's portfolio.

The following paragraph applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.

The Fund may sell OTC options and, in connection therewith, designate or segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid, except for the purpose of covering the OTC options against which they were written.


The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.

INFLATION-INDEXED SECURITIES

The Fund may invest in inflation-indexed securities, which have a final value and interest payment stream linked to the inflation rate. The index for measuring the inflation rate for these securities is typically the non-seasonally adjusted Consumer Price Index published monthly by the U.S. Department of Labor, Bureau of Labor Statistics. By offering interest and principal payments linked to inflation, these securities attempt to protect the future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest adjusted for inflation) change over time as a result of many factors, such as expected domestic economic output. When real rates do change, inflation-indexed securities prices may be more sensitive to these changes than conventional bonds. Should market expectations for real interest rates rise, the price of inflation-indexed securities may fall. In addition, inflation-indexed securities may not be as widely traded as fixed-principal securities. This lesser liquidity may result in the Fund experiencing higher transaction costs when purchasing and selling these securities.

LENDING OF PORTFOLIO SECURITIES

The Fund is authorized to lend up to 33 1/3% of the total asset value of the Fund (including any cash collateral) to broker-dealers and other institutional borrowers that meet credit requirements and other criteria established by the Fund's Board. The Fund will lend its portfolio securities when these criteria have been met including the requirement that the borrower pledges to the Fund cash collateral (or other approved high quality collateral) in an amount at least equal to 100% of the market value of the securities loaned (with such collateralization determined by the securities lending agent on a daily basis and adjusted accordingly). The securities lending agent will pay to the Fund a negotiated percentage of the interest earned on investments of cash collateral and of the lending fee paid by the borrower (when non-cash collateral is pledged by the borrower). In determining whether to lend securities to a particular broker-dealer or institutional borrower, the securities lending agent will consider, and during the period of the loan will monitor, all relevant facts and circumstances of the securities loan including the creditworthiness of the borrower. The Fund will retain the authority to terminate a securities loan. The Fund will pay reasonable administrative and custodial fees in connection with each securities loan, and will pay a negotiated portion of the interest earned on the investment of the cash collateral first to the borrower (as a rebate) and, to the extent of any remaining earned interest, a negotiated percentage to the securities lending agent. The Fund will receive from the borrower amounts equivalent to any dividends, interest, or other distributions while the securities are on loan. The Fund will retain certain ownership rights as to the loaned securities (such as voting and subscription rights, and rights to dividends, interest, or other distributions) when retaining such rights is considered to be in the Fund's best interest. The cash collateral received from each borrower will be invested by the securities lending agent according to written investment guidelines approved by the Fund's Board in high-quality investments (including money market instruments and repurchase agreements). Such investments may include investments in mutual funds or similar investment companies that are affiliated with the securities lending agent, the Fund's custodian, the Fund itself or the Advisor, in each case, subject to compliance with all applicable laws, regulations and orders. Lending portfolio securities involves certain risks including borrower default risk (e.g., borrower fails to return a loaned security and there is a shortfall on the collateral posted by the borrower), cash collateral investment risk (e.g., principal loss resulting from the investment of the cash collateral) and security recall/return risk (e.g., the Fund is unable to recall a security in time to exercise valuable rights or sell the security). For an example of borrower default risk, if a borrower defaults on its obligation to return the loaned securities as required or comply with the other terms of the securities loan documents, the Fund could incur costs and/or delays in recovering the loaned securities, liquidating the pledged collateral, and/or obtaining substitute loaned securities with proceeds of the collateral. The Fund also has borrower default risk in the event the original pledged collateral declines in market value and the borrower fails to deliver additional qualified collateral to the securities lending agent. For an example of cash collateral investment risk, investment of the cash collateral by the securities lending agent pursuant to the Fund's investment guidelines may subject the Fund to risks that such investments are liquidated for less than the amount of the cash collateral needed to be returned to the borrower plus the rebate payable by the Fund to the borrower. In certain circumstances, the securities lending agent indemnifies the Fund for all or part of the Fund's losses arising from these risks.

The following section applies to the Corporate Bond, Corporate Income, High-Yield Bond, Short-Term Bond, Short-Term High Yield Bond, Short-Term Income, and Ultra Short-Term Income Funds only.

LOAN INTERESTS


The Fund may acquire a loan interest ("Loan Interest") including bank term loans and revolving credit loans on a secured and unsecured basis. A Loan Interest is typically originated, negotiated, and structured by a U.S. or foreign commercial bank, insurance company, finance company, or other financial institution ("Agent") for a lending syndicate of financial institutions. The Agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. In addition, an institution, typically but not always the Agent ("Collateral Agent"), holds collateral (if any) on behalf of the lenders. These Loan Interests may take the form of participation interests in, or assignments of, a loan during its secondary distribution, or direct interests during a primary distribution. Such Loan Interests may be acquired indirectly by the Fund from U.S. or foreign banks, insurance companies, finance companies, or other financial institutions that have made loans or are members of a lending syndicate or from other holders of Loan Interests. The Fund may also acquire Loan Interests under which the Fund is an original syndicate lender. Loan Interests are separately enforceable by the Fund against the borrower and all payments of interest and principal are typically made directly to the Agent for distribution to the Fund. In the event that the Fund and other lenders become entitled to take possession of shared collateral, it is anticipated that such collateral would be held in the custody of a Collateral Agent their mutual benefit. The Fund may not act as an Agent, a Collateral Agent, a guarantor, or sole negotiator or structurer with respect to a loan.

Revolving bank loan commitments represent a current obligation of the Fund to lend cash to a borrower in the future under certain conditions. Because the date and amount of future revolving loan commitments is not expressly known by the borrower, the Fund will designate on its books and records liquid assets in an amount equal to the projected amount of future revolving loans. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.



The Advisor will analyze and evaluate the financial condition of the borrower (and any guarantors and collateral) in connection with the acquisition of any Loan Interest. The Advisor also analyzes and evaluates the financial condition of the Agent and, in the case of Loan Interests in which the Fund does not have a direct lending relationship with the borrower, those institutions from or through whom the Fund derives its rights in a loan ("Intermediate Participants").

In a typical loan, the Agent administers the terms of the loan agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. The Fund will generally rely upon the Agent or an Intermediate Participant to receive and forward to the Fund its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a loan or participation agreement the Fund has direct recourse against the borrower, the Fund will rely on the Agent and the other members of the lending syndicate (and Intermediate Participants) to use appropriate credit remedies against the borrower, guarantor (if any), and any collateral. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The Agent usually does, but is often not obligated to, notify holders of Loan Interests of any failures of compliance by the borrower. The Agent may monitor the value of any collateral, and, if the value of the collateral declines, may give the borrower an opportunity to provide additional collateral, or may seek other protection for the benefit of the holders of the Loan Interest. A Collateral Agent will typically hold any collateral on behalf of the lenders (and their assignees) pursuant to the applicable loan agreement. The Agent and Collateral Agent are compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to Loan Interests for which the Agent does not perform such administrative and enforcement functions, the Fund may perform such tasks on its own behalf if the Fund is a lender under the loan agreement or through an Intermediate Participant if the Fund holds a participation interest.

A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into any insolvency proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and collateral held by the Collateral Agent under the loan agreement should remain available to holders of Loan Interests. However, if the Fund's participation interest in a Loan Interest were determined to be subject to the claims of the selling lender's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan interest, or suffer a loss of principal and/or interest. In situations involving Intermediate Participants, similar risks may arise upon the insolvency of the Intermediate Participant.

Purchasers of Loan Interests depend primarily upon the creditworthiness of the borrower (and any guarantor) for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation's to the Fund in full, or that the collateral can be easily liquidated in a cost-efficient manner. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Loan Interests involving guarantees or other credit enhancement from governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.

MATURITY

The Fund's average effective portfolio maturity represents an average based on the actual stated maturity dates of the debt securities in the Fund's portfolio, except that (1) variable-rate securities are deemed to mature at the next interest-rate adjustment date, unless subject to a demand feature, (2) variable-rate securities subject to a demand feature are deemed to mature on the longer of the next interest-rate adjustment date or the date on which principal can be recovered through demand, (3) floating-rate securities subject to a demand feature are deemed to mature on the date on which the principal can be recovered through demand, (4) the maturity of mortgage-backed and certain other asset-backed securities is determined on an "expected life" basis by the Advisor, and (5) securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of futures contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. In addition, a security that is subject to redemption at the option of the issuer on a particular date ("call date"), which is prior to the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Advisor reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average effective portfolio maturity of the Fund is dollar-weighted based upon the market value of the Fund's securities at the time of the calculation.

The Fund may utilize puts which are provided on a "best efforts" or similar basis (a "soft put") to shorten the maturity of securities when the Advisor reasonably believes, based upon information available to it at the time the security is acquired, that the issuer of the soft put has or will have both the willingness and the resources or creditworthiness to repurchase the securities at the time the Fund exercises the put. Failure of an issuer to honor a soft put may, depending on the specific put, have a variety of possible consequences, including (a) an automatic extension of the soft put to a later date, (b) the elimination of the soft put, in which case the effective maturity of the security may be its final maturity date, or (c) a default of the security, typically after the passage of a cure period. Should either the exercise date of the soft put automatically extend or the soft put right be eliminated as a result of the failure to honor a soft put, the affected security may include a provision that adjusts the interest rate on the security to an amount intended to result in the security being priced at par at an interest rate equal to comparable securities. However, not all securities have rate reset provisions or, if they have such provisions, the reset rate may be capped at a rate that would prevent the security from being priced at par. Furthermore, it is possible that the interest rate may reset to a level that increases the interest expense to the issuer by an amount that negatively affects the credit quality of the security.


The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.

MORTGAGE-BACKED DEBT SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association and the Federal National Mortgage Association, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

The rate of principal payment on mortgage-backed securities generally depends on the rate of principal payments received on the underlying assets, that in turn may be affected by a variety of economic and other factors. As a result, the yield on any mortgage-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of mortgage-backed securities differ from those of traditional debt securities. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.

Mortgage-backed securities may be issued with either a single class of security or multiple classes, which are commonly referred to as a CMO. Multiple class mortgage-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (mortgage-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of non-mortgage-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile. With respect to certain stripped securities, such as interest only and principal only classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

Mortgage-backed securities backed by assets, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Fund may invest in such securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with qualified, creditworthy banks or non-bank dealers ("Seller") as determined by the Advisor. In a repurchase agreement, the Fund buys from the Seller investment-grade securities at one price and the Seller agrees to repurchase these securities at a later date (usually within one to seven days) for a price equal to the original price paid by the Fund plus an agreed interest payment ("Repurchase Price"). The Seller's obligation to repurchase the securities is secured by cash, the securities purchased, and/or certain U.S. government securities or U.S. agency guaranteed securities ("Collateral"). The Collateral is held by the Fund's custodian or a qualified subcustodian under the 1940 Act that is a financial intermediary ("Custodian"). The Advisor or Custodian will monitor, on an ongoing basis, the current market value of the Collateral to ensure it always equals or exceeds the Repurchase Price. Each repurchase agreement must at all times be "fully collateralized" by the Collateral as required by the 1940 Act. Repurchase agreements involve risks that the Seller cannot pay the Repurchase Price (e.g., in the event of a default or insolvency of the Seller) and risks that the net liquidation value of the Collateral is less than the amount needed to repay the Repurchase Price.

The following paragraph applies to the Corporate Bond, Corporate Income, Government Securities, High-Yield Bond, Short-Term Bond, Short-Term High Yield Bond, Short-Term Income, and Ultra Short-Term Income Funds only: In addition, the Fund may invest in foreign repurchase agreements. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. In the event of default by the counterparty, the Fund may suffer a loss if the value of the security purchased, i.e., the collateral, in U.S. dollars, is less than the agreed upon repurchase price, or if the Fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve greater credit risk than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. Repurchase agreements with foreign counterparties may have more risk than with U.S. counterparties, since less financial information may be available about the foreign counterparties and they may be less creditworthy.

The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.

REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS

The Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Because the Fund must repay the purchase price plus interest under a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the Fund will designate liquid assets on its books and records to secure its obligations to repurchase the security.

The Fund may also enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would designate on its books and records permissible liquid assets to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

The mortgage dollar rolls and reverse repurchase agreements entered into by the Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Advisor believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.



The following section applies to the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds only.

RULE 2A-7: MATURITY, QUALITY, AND DIVERSIFICATION RESTRICTIONS

All capitalized but undefined terms in this section shall have the meaning such terms have in Rule 2a-7 under the 1940 Act. The Fund is subject to certain maturity restrictions in accordance with Rule 2a-7 for money market funds that use the amortized cost method of valuation to maintain a stable net asset value of $1.00 per share. Accordingly, the Fund will (1) maintain a dollar weighted average portfolio maturity of 90 days or less, and (2) will purchase securities with a remaining maturity of no more than 13 months (397 calendar days). Further, the Fund will limit its investments to U.S. dollar-denominated securities that represent minimal credit risks and meet certain credit quality and diversification requirements. For purposes of calculating the maturity of portfolio instruments, the Fund will follow the requirements of Rule 2a-7. Under Rule 2a-7, the maturity of portfolio instruments is calculated as indicated below.

Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or, in the case of an instrument called for redemption, the date on which the redemption payment must be made.


The Fund is subject to certain credit quality restrictions pursuant to Rule 2a-7 under the 1940 Act. The Fund will invest its assets in instruments determined to present minimal credit risks. Each Fund, except the Florida Municipal Money Market, Municipal Money Market, and Tax-Free Money Funds, may not invest more than 5% of its assets in Second Tier Securities. The Florida Municipal Money Market, Municipal Money Market, and Tax-Free Money Funds may not invest more than 5% of their assets in Second Tier Conduit Securities.


From time to time, the Fund may obtain securities ratings from NRSROs, which may require the Fund to be managed in a manner that is more restrictive than Rule 2a-7.


The Fund is subject to restrictions regarding the amount of the Fund's net assets that may be invested in any one issuer. The Fund will determine who is the issuer of a security according the procedures set forth in Rule 2a-7.

The following paragraph applies to the Florida Municipal Money Market, High-Yield Municipal Bond, Intermediate Municipal Bond, Minnesota Tax-Free, Municipal Bond, Municipal Money Market, Short-Term High Yield Municipal, Short-Term Municipal Bond Fund, Tax-Free Money, Ultra Short-Term Municipal Income, and Wisconsin Tax-Free Funds only.
SECTOR CONCENTRATION

From time to time, the Fund may invest 25% or more of its assets in municipal bonds that are related in such a way that an economic, business, or political development or change affecting one such security could also affect the other securities. Such related sectors may include community development, health care, transportation, single-family housing, multiple-family housing, industrial development, utilities, and education. The Fund also may invest 25% or more of its assets in municipal bonds whose issuers are located in the same state. Such states may include California, Minnesota, Pennsylvania, Texas, New York, Florida, Illinois, and Wisconsin.

The following paragraph applies to the Florida Municipal Money Market, Minnesota Tax-Free, and Wisconsin Tax-Free Funds only.

State Investment Risk Factors. The Fund may invest 25% or more of its net assets in municipal obligations whose issuers or projects are located in the same state or other geographic region. By concentrating investments in a geographic region, developments and certain events that directly impact that geographic region, as opposed to the national or global economy, may have a greater effect on the Fund's value than would occur if the Fund were less geographically concentrated. The following are examples of just some of the events that may affect the performance of a state-specific, tax-exempt fund for an extended period of time:

..    Changes in state laws, including voter referendums that restrict revenues or raise costs for issuers.
..    Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.
..    Natural or other disasters such as floods, storms, droughts, or fires.
..    Bankruptcy or financial distress of a prominent municipal issuer within the state.
..    Economic issues that impact critical industries or large employers or that weaken real estate prices.
..    Reductions in federal or state financial aid.
..    Imbalance in the supply and demand for the state's municipal securities.


The following paragraphs apply to the Florida Municipal Money Market and Wisconsin Tax-Free Funds only. American Samoa Risk Factors. American Samoa ("Samoa") is an unincorporated and unorganized territory of the United States located in the South Pacific Ocean between Hawaii and New Zealand. The people of Samoa have chosen to remain unincorporated because of their time-honored way of life, which includes the ability to protect the ownership and stewardship of their communal land system. If Samoa were incorporated, the communal land system would no longer exist. Samoa's economy is dependent on revenues from canned tuna exports to the United States, handicrafts, and U.S. grants. The labor force is concentrated in local government jobs and the fish canneries. However, the U.S. Department of the Interior is working with the Officials of Samoa to develop a more self-sustaining economy by concentrating on four industries: fisheries and agriculture, telecommunication and technology information, manufacturing, and tourism.

Guam Risk Factors. Guam is a self-governed territory of the United States located west-southwest of Hawaii and southeast of Japan. Guam's economy is dependent on revenues from tourism, the U.S. military and service industries. Its employment is concentrated in local government and federal jobs. A decrease in U.S. military operations and natural disasters may have a negative impact on Guam's economy.

Northern Marianas Islands Risk Factors. Northern Mariana Islands ("Mariana") is a commonwealth of the United States located in the North Pacific Ocean which include the Islands of Rota, Saipan, Tinian, and eleven other small islands. Mariana's economy is dependent on revenues from garment, tourism, and agriculture industries; as well as, grants from the U.S. Over 50% of its workforce is employed in the tourism industry, which may be affected by the health of the Japanese economy. Active volcanoes and frequent typhoons also hamper Mariana's economy.

Puerto Rico Risk Factors. Puerto Rico is a commonwealth of the United States. Its economy is based on manufacturing, services, and tourism and generally parallels the United States' economy. Historically, Puerto Rico's economy benefited from tax incentives contained in Section 936 of the Internal Revenue Code. These tax incentives allow tax credit claims to U.S. domestic corporations that operate a large amount of their business in Puerto Rico; however, these incentives will be phased out by the year 2006. This may decrease Puerto Rico's competitive advantage for attracting new businesses in the future. Economic difficulties in the United States and natural disasters could have a negative on the overall economy of Puerto Rico.


Virgin Islands Risk Factors. The Virgin Islands are a self-governed territory of the United States and include St. Thomas, St. John, and St. Croix. The islands are located in the Lesser Antilles, southeast of Florida. The Virgin Islands' economy is heavily dependent on tourism for both revenue and employment. Natural disasters and economic difficulties in the United States could have a negative impact on the tourism industry and may also have a negative impact on the overall economy of the Virgin Islands.


The following paragraphs apply to the Florida Municipal Money Market Fund only. Florida Risk Factors. The Fund expects to invest 25% or more of its net assets in municipal obligations whose issuers or projects are located in Florida. The credit quality and credit risk of any issuer's debt depend to a large extent on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually low when (1) the economy is strong, growing, and diversified, (2) the issuer's financial situation is sound, and (3) the issuer's level of debt is reasonable given its financial status.

The economy of Florida is fairly diverse which serves to limit the credit risk of its securities. Concentration of Florida's economy occurs primarily in industries that focus on foreign exports, agriculture, construction and tourism industries due to the state's supply of resources in these areas. Because the Fund invests in only a limited category of municipal obligations, concentration of issuers of these obligations will most likely occur in these industries as well. Florida's economy has also outperformed the U.S. economy in unemployment. Further, Florida has ranked high in its ability to create jobs, particularly those in services and government.

The Florida Statutes require that all revenues and expenditures of the State of Florida be maintained through the use of four types of funds - the General Revenue Fund, trust funds, the Working Capital Fund, and the Budget Stabilization Fund. The General Revenue Fund receives the majority of the State tax revenues. Moneys for all funds are expended pursuant to Legislative appropriations. Trust funds consist of moneys received by the State which, under law or trust agreement, are segregated for a purpose authorized by law. The Working Capital Fund, which can be used to meet revenue shortages, consists of the excess amount needed to meet General Revenue Fund appropriations for the current fiscal year. It may also be used as a source of funds from which temporary loans may be made to other funds to correct imbalances in cash flow due to irregular patterns of collection. Such loans must be repaid during the same fiscal year in which they are made. On November 8, 1994, voters ratified a constitutional amendment to limit the rate of growth in state revenues in a given fiscal year to no more than the average annual growth rate in Florida personal income over the previous five years. Revenues collected in excess of the rate of growth limitation are to be deposited into the Budget Stabilization Fund unless two-thirds of the members of both houses of the Legislature vote to raise the limit. The budget proposal process begins on September 1 each year and is effective the following July 1.

Florida's total revenue is received from several sources including: various taxes levied by the state; fees, licenses, and service charges paid by users of services, facilities, and privileges provided by the state; investment income; and donations and contributions. For the fiscal year 2001, the Florida state government received revenues totaling $42 billion from all sources, including federal and nontax revenue. Its expenditures totaled $40.9 billion, of which $39.9 billion was derived from general purpose revenue, program revenue, and federal funding. For the fiscal year 2001, state budgeted allocations 70% went for state operations, 28% for local assistance, and 2% for aids to individuals and organizations.

Florida received a tobacco settlement in 1997, as amended in 1998 and 2001. This $13 billion settlement will be paid to Florida over the next 25 years. The settlement anticipates the State of Florida to utilize the funds for children's health care coverage and other health-related services, to reimburse the State of Florida for medical expenses incurred by the State, and for mandated improvements in State enforcement efforts regarding the reduction of sales of tobacco products to minors. As of June 30, 2001, the State had received approximately $2.5 billion of the settlement, including $743 million, net of certain adjustments, received in the 2000-2001 fiscal year.

Florida has the ability to either increase or reduce appropriations from taxes in relation to the levels established in its budget. The Constitution of the State of Florida requires that the annual revenues be sufficient to pay the estimated expenses of the state for each year. When the expenses of any year exceed the revenues, the Legislature may provide direction in the General Appropriations Act regarding the use of the Budget Stabilization Fund and Working Capital Fund to offset the General Revenue Fund deficits. To prevent a deficit, all branches and agencies of government that receive General Revenue Fund appropriations shall participate in deficit reduction efforts by proportional percentages.

Possible federal budget cuts could also affect Florida's economy. Future reductions in federal aid would have a more direct impact on individuals, local governments, and service providers than on the state. The possible impact of such a proposal on the state would likely come in the form of the State being asked to increase the support of the affected parties.

The following paragraphs apply to the Minnesota Tax-Free Fund only.

Minnesota Risk Factors. The following information is derived from public information, including from the state of Minnesota, as of the date of this SAI. Strong has not independently verified the accuracy of this information and will not update the information during the year.

The Fund primarily invests its net assets in municipal obligations whose issuers or projects are located in Minnesota. The credit quality and credit risk of any issuer's debt depend to a large extent on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt and revenues, the quality of the issuer's management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually low when (1) the economy is strong, growing, and diversified, (2) the issuer's financial situation is sound, and (3) the issuer's level of debt is reasonable given its financial status and revenues.

The state of Minnesota receives a significant portion of its revenue from progressive individual income taxes, a retail sales tax, and corporate franchise tax, which makes it sensitive to economic conditions. In general, the structure of the state's economy closely parallels the structure of the United States' economy as a whole; however, the recession, which began in March 2001, is expected to have a greater impact on Minnesota's economy than on the national economy. Shortfalls in the state's revenues for the current biennium ending June 30, 2003, reduced the state's budget reserves. Future shortfalls of revenue may cause the state to reduce budgeted spending and reduce aid to local government and state subdivisions.

Minnesota's unemployment rate and growth rate compare favorably to the national average. In 2000, Minnesota's unemployment rate was the 16th lowest in the nation, and from 1990 to 2000 the state's employment rate was higher than the national average. In May 2002, Moody's Investor's service downgraded the state's rating outlook from stable to negative, but retained Minnesota's top AAA bond rating, which it has had since 1996.

Minnesota's diverse economy also serves to limit the credit risk of its securities. The economy of Minnesota is primarily concentrated in manufacturing industries (focusing on industrial machinery, food, forest products, printing and publishing, and agricultural products) and the business and healthcare service industries, due to the state's supply of resources in these areas. Because the Fund invests a significant amount of its net assets in securities from Minnesota issuers, concentration of Minnesota issuers in these industries will occur as well.

The following paragraphs apply to the Wisconsin Tax-Free Fund only.
The Fund may invest 25% or more of its assets in municipal bonds that are related in such a way that an economic, business, or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in Wisconsin, Guam, the Virgin Islands, and Puerto Rico). Such related sectors may include community development, education, health care, hospitals, industrial development, pollution control, retirement centers, single family housing, multiple family housing, utilities, and general obligation bonds. The Fund may invest 25% or more of its assets in municipal bonds whose issuers are located in Wisconsin, and may also invest 25% or more of its assets in municipal bonds whose issuers are located in Guam, the Virgin Islands, and Puerto Rico.

Wisconsin Risk Factors. The Fund may invest 25% or more of its net assets in municipal obligations whose issuers or projects are located in Wisconsin. The credit quality and credit risk of any issuer's debt depend to a large extent on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually low when (1) the economy is strong, growing, and diversified, (2) the issuer's financial situation is sound, and (3) the issuer's level of debt is reasonable given its financial status.

While Wisconsin's economy is fairly diverse, which serves to limit the credit risk of its securities, Wisconsin, like many other states, is currently experiencing a significant budget deficit. Measures to reduce the deficit are likely to include general purpose revenue spending cuts, such as reduction in state operations and reduced financial aid to local government and individuals. As a result of Wisconsin's weakened financial condition, Moody's Investors Service downgraded Wisconsin's bond rating in 2001, which results in higher interest rates payable with respect to Wisconsin bonds.

Wisconsin's economy is concentrated primarily in the manufacturing, dairy products, livestock and paper products industries due to the state's supply of resources in these areas. Because the Fund invests in only a limited category of municipal obligations, concentration of issuers of these obligations will most likely occur in these industries as well.

Wisconsin's total revenue is received from several sources including: various taxes levied by the state; fees, permits, licenses, and service charges paid by users of services, facilities, and privileges provided by the state; investment income; and donations and contributions. For the fiscal year 2001-2002, the Wisconsin state government received revenues totaling $11.5 billion from all sources, including federal and nontax revenue. Its expenditures totaled $11.3 billion.

Wisconsin has the ability to either increase or reduce appropriations from taxes in relation to the levels established in its budget. The Constitution of the State of Wisconsin requires that the annual tax be sufficient to pay the estimated expenses of the state for each year. When the expenses of any year exceed the income, the Legislature must impose a tax for the ensuing year that, combined with other sources of income, will pay the deficiency as well as the estimated expenses for the ensuing year. However, spending of additional appropriations historically has been accompanied by a reduction of disbursements, an increase in revenues, or both.

Wisconsin has experienced, and is currently experiencing, a negative cash position in its general fund. To address this situation, the Secretary of Administration may reallocate up to 5% of the general purpose revenue appropriations that are currently in effect. Payments in this form must follow this preference: (i) payments of principal on Wisconsin general obligation debt must have first priority, and may not be prorated or reduced; (ii) payments of principal and interest on operating notes have second priority and may not be prorated or reduced; (iii) payment of Wisconsin employee payrolls have third priority; and (iv) all remaining payments shall be paid according to the priority established by the Secretary of Administration.

Possible federal budget cuts could also affect Wisconsin's economy. Future reductions in federal aid would have a more direct impact on individuals, local governments and service providers than on the state. The possible impact of such a proposal on the state would likely come in the form of the state being asked to increase the support of the affected parties.

The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.

SHORT SALES

The Fund may sell securities short (1) to hedge unrealized gains on portfolio securities or (2) if it covers such short sale with liquid assets as required by the current rules and positions of the SEC or its staff. Selling securities short against the box involves selling a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

The following section applies to each Fund, except the Heritage Money, Money Market, and Ultra Short-Term Income Funds.
STANDBY COMMITMENTS

In order to facilitate portfolio liquidity, the Fund may acquire standby commitments from brokers, dealers, or banks with respect to securities in its portfolio. Standby commitments entitle the holder to achieve same-day settlement and receive an exercise price equal to the amortized cost of the underlying security plus accrued interest. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments are subject to the issuer's ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the brokers, dealers, and banks from which the Fund obtains standby commitments to evaluate those risks.


The following section applies to the Florida Municipal Money Market, High-Yield Municipal Bond, Intermediate Municipal Bond, Minnesota Tax-Free, Municipal Bond, Municipal Money Market, Short-Term High Yield Municipal, Short-Term Municipal Bond Fund, Tax-Free Money, Ultra Short-Term Municipal Income, and Wisconsin Tax-Free Funds only.

TAXABLE SECURITIES


The Fund may invest up to 20% of its net assets in taxable investments (of comparable quality to their respective tax-free investments), which would produce interest not exempt from federal income tax, including among others: (1) obligations issued or guaranteed, as to principal and interest, by the United States government, its agencies, or instrumentalities; (2) obligations of financial institutions, including banks, savings and loan institutions, insurance companies and mortgage banks, such as certificates of deposit, bankers' acceptances, and time deposits; (3) corporate obligations, including preferred stock and commercial paper, with equivalent credit quality to the municipal securities in which the Fund may invest; (4) investments in derivatives; and (5) repurchase agreements with respect to any of the foregoing instruments. For example, the Fund may invest in such taxable investments pending the investment or reinvestment of such assets in municipal securities, in order to avoid the necessity of liquidating portfolio securities to satisfy redemptions or pay expenses, or when such action is deemed to be in the interest of the Fund's shareholders. In addition, each Fund, except the Tax-Free Money, Minnesota Tax-Free, and Wisconsin Tax-Free Funds, may invest up to 100% of its assets in private activity bonds, the interest on which is a tax-preference item for taxpayers subject to the federal alternative minimum tax.

The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.

TEMPORARY DEFENSIVE POSITION


The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities, including high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments, as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable. If the market goes up, taking a temporary defensive position may result in the Fund earning a lower return than it would have otherwise achieved if the Advisor had not adopted a temporary defensive position. In this case, the Fund may not achieve one or more of its investment objectives. Please note, the High-Yield Municipal Bond, Intermediate Municipal Bond, Minnesota Tax-Free, Municipal Bond, Short-Term High Yield Municipal, Short-Term Municipal Bond, Ultra Short-Term Municipal Income, and Wisconsin Tax-Free Funds do not invest in securities issued by foreign governments.


U.S. GOVERNMENT SECURITIES


U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities, including:

..    U.S. Treasury obligations, such as Treasury bills, notes, and bonds;

..    the Federal Housing Administration, Farmers Home Administration,
     Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
..    the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the
     Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
..    the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and

..    the Student Loan Marketing Association, the Interamerican Development Bank,
     and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

VARIABLE- OR FLOATING-RATE SECURITIES


The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, LIBOR (London Inter Bank Offer Rate), the 90-day U.S. Treasury bill rate, the rate of return on bank certificates of deposit, or some other objective measure.

Variable- or floating-rate securities frequently include a put or demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice; in other cases, the put or demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics. When considering the maturity of any instrument which may be sold or put to the issuer or a third party prior to its stated maturity, the Fund may consider that instrument's maturity to be shorter than its stated maturity.

Variable-rate demand notes include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts, that may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate or LIBOR, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded and may be illiquid. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Advisor, on behalf of the Fund, will consider on a periodic basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio and any providers of credit enhancements.

The Fund will not invest more than 15% of its net assets (10% for money market funds) in variable- and floating-rate demand obligations that are not readily marketable (a variable- or floating-rate demand obligation that may be disposed of on not more than seven days' notice will be deemed readily marketable and will not be subject to this limitation). In addition, each variable- or floating-rate obligation must meet the credit quality requirements applicable to all the Fund's investments at the time of purchase. When determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

In determining the Fund's weighted average effective portfolio maturity, the Fund (except money market Funds) will consider a floating- or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature,
(2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand, and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable- and floating-rate securities generally are subject to less principal fluctuation than securities without these attributes. Money market Funds will determine the maturity of floating- and variable-rate securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The following section applies to the Corporate Bond, Corporate Income, Government Securities, High-Yield Bond, Short-Term Bond, Short-Term High Yield Bond, Short-Term Income, and Ultra Short-Term Income Funds only.

WARRANTS


The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of debt securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. The price of debt obligations so purchased, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest on the debt obligations accrues to the Fund. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued and delayed-delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase these types of securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by these types of securities purchases.

To the extent required by the SEC, the Fund will maintain cash and marketable securities equal in value to commitments for when-issued or delayed-delivery securities. Such designated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities designated on its books and records, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).


The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

The Fund may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a "regulated investment company" or "RIC" under the IRC and avoid a certain excise tax, the Fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.


                         DIRECTORS/TRUSTEES AND OFFICERS


The Board of Directors/Trustees ("Board" when referred to collectively or "Director" individually) of the Fund is responsible for managing the Fund's business and affairs. Directors (which includes the term Trustees) and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Richard S. Strong (indicated below by an asterisk *) is deemed an "interested person" of the Fund as defined in the 1940 Act because of his controlling ownership in the Advisor's parent company, Strong Financial Corporation. Each officer and director holds the same position with the 28 registered open-end management investment companies consisting of 75 mutual funds ("Strong Funds"). Each director will hold office until the next annual meeting of shareholders at which his successor is elected, until there is a decrease in the number of directors that takes effect after the expiration of his term, or until his death, resignation, or removal. Officers are elected by the Board annually or as otherwise required.

All of the Directors who are not directors, officers, or employees of the Advisor, or any affiliated company of the Advisor ("disinterested directors") have also formed an Independent Directors Committee and an Audit Committee (collectively, "Independent Committees"). These Independent Committees were established to meet from time to time to consider and vote on any matters and take any action allowed under the Fund's By-laws and Articles of Incorporation, the Wisconsin Business Corporation Law, the Delaware Business Trust Act, and any other applicable law. The Independent Directors Committee held four meetings and the Audit Committee held four meetings during each Fund's last fiscal year.

                                             DATE FIRST
                               POSITIONS     ELECTED OR
       NAME, ADDRESS             HELD        APPOINTED     PRINCIPAL OCCUPATIONS DURING
          AND AGE             WITH FUNDS     TO OFFICE             PAST 5 YEARS                       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Directors Who Are
 "Interested Persons"

Richard S. Strong*           Director        September  Director of the Advisor since                           None
P.O. Box 2936                                   1981    September 1981; Chairman of the
Milwaukee, WI 53201                                     Advisor since October 1991; Chief
Age 60                       Chairman of      October   Investment Officer of the Advisor
                             the Board          1991    since January 1996; Security
                                                        Analyst and Portfolio Manager of
                                                        the Advisor since 1985; Chief
                                                        Executive Officer of the Advisor
                                                        from 1974 to 1985; Chairman of
                                                        Strong Financial Corporation
                                                        (holding company) since May 2001;
                                                        Director and Chairman of Strong
                                                        Service Corporation (an
                                                        investment advisor) since 1995;
                                                        Director and Chairman of Strong
                                                        Investor Services, Inc. (a
                                                        transfer agent and administrator)
                                                        since July 2001.

                                                        Mr. Strong founded the Advisor in
                                                        1974 and has been in the
                                                        investment management business
                                                        since 1967.

Directors Who Are Not "Interested Persons"

Willie D. Davis              Director           July    President and Chief Executive           Director of Wisconsin Energy
161 North La Brea                               1994    Officer of All Pro Broadcasting,        Corporation (formerly WICOR,
Inglewood, CA  90301                                    Inc. since 1977.                        Inc.) (a utility company) since
Age 68                                                                                          1990, Metro-Goldwyn-Mayer, Inc.
                                                                                                (an entertainment company) since
                                                                                                1998, Bassett Furniture
                                                                                                Industries, Inc. since 1997,
                                                                                                Checker's Drive-In Restaurants,
                                                                                                Inc. (formerly Rally's
                                                                                                Hamburgers, Inc.) since 1994,
                                                                                                Johnson Controls, Inc. (an
                                                                                                industrial company) since 1992,
                                                                                                MGM

                                             DATE FIRST
                               POSITIONS     ELECTED OR
       NAME, ADDRESS             HELD        APPOINTED       PRINCIPAL OCCUPATIONS DURING
          AND AGE             WITH FUNDS     TO OFFICE               PAST 5 YEARS                     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Mirage (formerly MGM Grand, Inc.)
                                                                                                (an entertainment/ hotel company)
                                                                                                since 1990, Dow Chemical Company
                                                                                                since 1988, Kmart Corporation (a
                                                                                                discount consumer products
                                                                                                company) since 1985, Sara Lee
                                                                                                Corporation (a food/consumer
                                                                                                products company) since 1983,
                                                                                                Alliance Bank since 1980,
                                                                                                Manpower, Inc. since 2001,and
                                                                                                Alliance Insurance (formerly the
                                                                                                Fireman's Fund) (an insurance
                                                                                                company) from 1975 to 1990;
                                                                                                Trustee of the University of
                                                                                                Chicago since 1980 and Marquette
                                                                                                University since 1988.

Stanley Kritzik              Director         January   Partner of Metropolitan Associates      Director of Aurora Health Care
1123 North Astor Street                         1995    since 1962.                             since September 1987, Wisconsin
Milwaukee, WI  53202                                                                            Health Information Network since
Age 73                       Chairman of        July                                            November 1997, and Health Network
                             the Audit          2000                                            Ventures, Inc. from 1992 to April
                             Committee                                                          2000; Member of the Board of
                                                                                                Governors of Snowmass Village
                                                                                                Resort Association from October
                                                                                                1999 until October 2002.

William F. Vogt              Director         January   Senior Vice President of IDX                            None
P.O. Box 7657                                   1995    Systems Corporation since June
Avon, CO  81620                                         2001; President of Vogt
Age 55                       Chairman         January   Management Consulting, Inc. from
                             of the             1995    July 1990 to June 2001; Executive
                             Independent                Director of University Physicians
                             Directors                  of the University of Colorado
                             Committee                  from April 1982 to June 1990;
                                                        former Fellow of the American
                                                        College of Medical Practice
                                                        Executives.

Neal Malicky                 Director         December  President Emeritus of                   Director of Aspire Learning
4608 Turnberry Drive                            1999    Baldwin-Wallace College since           Corporation since June 2000;
Lawrence, KS  66047                                     July 2000; Chancellor of                Trustee of Southwest Community
Age 68                                                  Baldwin-Wallace College from July       Health Systems, Cleveland
                                                        1999 to June 2000; President of         Scholarship Program, and The
                                                        Baldwin-Wallace College from July       National Conference for Community
                                                        1981 to June 1999.                      and Justice until 2001; President
                                                                                                of the National Association of
                                                                                                Schools and Colleges of the
                                                                                                United Methodist Church,
                                                                                                Chairperson of the Association of
                                                                                                Independent Colleges and

                                             DATE FIRST
                               POSITIONS     ELECTED OR
       NAME, ADDRESS             HELD        APPOINTED       PRINCIPAL OCCUPATIONS DURING
          AND AGE             WITH FUNDS     TO OFFICE               PAST 5 YEARS                     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Universities of Ohio, and
                                                                                                Secretary of the National
                                                                                                Association of Independent
                                                                                                Colleges and Universities until
                                                                                                2001; former President of the
                                                                                                Reserve Homeowners Association.

Gordon B. Greer              Director           March   Of Counsel for Bingham McCutchen                        None
P.O. Box 2936                                    2002   LLP (a law firm previously known
Milwaukee, WI  53201                                    as Bingham Dana LLP) from 1997 to
Age 71                                                  February 2002; Partner of Bingham
                                                        McCutchen LLP from 1967 to 1997.

                                                        On behalf of Bingham McCutchen,
                                                        Mr. Greer provided representation
                                                        to the Independent Directors of
                                                        the Strong Funds from 1991 to
                                                        February 2002. Bingham McCutchen
                                                        has provided representation to
                                                        the Independent Directors of the
                                                        Strong Funds since 1991.

Officers

Susan A. Hollister           Vice               July    Associate Counsel of Strong                             None
P.O. Box 2936                President          2000    Financial Corporation since
Milwaukee, WI  53201         and                        December 2001; Associate Counsel
Age 34                       Assistant                  of the Advisor from July 1999 to
                             Secretary                  December 2001; Assistant
                                                        Executive Vice President and
                                                        Assistant Secretary of the
                                                        Advisor since November 2002;
                                                        Assistant Secretary of Strong
                                                        Investor Services, Inc. since
                                                        November 2002; Assistant
                                                        Executive Vice President of the
                                                        Advisor from April 2001 to
                                                        December 2001; Assistant
                                                        Secretary of the Advisor from
                                                        August 2000 to December 2001;
                                                        Vice President of the Advisor
                                                        from August 2000 to April 2001;
                                                        Deposit Operations Supervisor for
                                                        First Federal Savings Bank,
                                                        LaCrosse - Madison from December
                                                        1993 to August 1996.

                                                        From August 1996 to May 1999, Ms.
                                                        Hollister completed a Juris
                                                        Doctor at the University of
                                                        Wisconsin Law School.

Richard W. Smirl             Vice             February  Assistant Executive Vice President                      None
                                                        President

                                             DATE FIRST
                               POSITIONS     ELECTED OR
       NAME, ADDRESS             HELD        APPOINTED       PRINCIPAL OCCUPATIONS DURING
          AND AGE             WITH FUNDS     TO OFFICE               PAST 5 YEARS                     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
P.O. Box 2936                President          2002    since December 2001; Secretary of
Milwaukee, WI  53201                                    the Advisor since November 2002;
Age 35                       Secretary        November  Assistant Secretary of the
                                                2001    Advisor since December 2001;
                                                        Senior Counsel of Strong
                                                        Financial Corporation since
                                                        December 2001; Senior Counsel of
                                                        the Advisor from July 2000 to
                                                        December 2001; General Counsel of
                                                        Strong Investments, Inc.
                                                        ("Distributor") since November
                                                        2001; Vice President, Secretary,
                                                        and Chief Compliance Officer of
                                                        the Distributor since July 2000;
                                                        Lead Counsel of the Distributor
                                                        from July 2000 to November 2001;
                                                        Partner at Keesal, Young & Logan
                                                        LLP (a law firm) from September
                                                        1999 to July 2000; Associate at
                                                        Keesal, Young & Logan LLP from
                                                        September 1992 to September 1999.

Gilbert L. Southwell III     Assistant          July    Associate Counsel of Strong                             None
P.O. Box 2936                Secretary          2001    Financial Corporation since
Milwaukee, WI  53201                                    December 2002; Assistant
Age 48                                                  Secretary of the Advisor since
                                                        December 2002; Associate Counsel
                                                        of the Advisor from April 2001 to
                                                        December 2002; Partner at
                                                        Michael, Best & Friedrich, LLP (a
                                                        law firm) from October 1999 to
                                                        March 2001; Assistant General
                                                        Counsel of U.S. Bank, National
                                                        Association (formerly Firstar
                                                        Bank, N.A.) and/or certain of its
                                                        subsidiaries from November 1984
                                                        to September 1999.

                                             DATE FIRST
                               POSITIONS     ELECTED OR
       NAME, ADDRESS             HELD        APPOINTED       PRINCIPAL OCCUPATIONS DURING
          AND AGE             WITH FUNDS     TO OFFICE               PAST 5 YEARS                     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
John W. Widmer               Treasurer         April    Treasurer of the Advisor since                          None.
P.O. Box 2936                                  1999     April 1999; Assistant Secretary
Milwaukee, WI  53201                                    and Assistant Treasurer of Strong
Age 38                                                  Financial Corporation since
                                                        December 2001; Treasurer of
                                                        Strong Service Corporation since
                                                        April 1999; Treasurer and
                                                        Assistant Secretary of Strong
                                                        Investor Services, Inc. since
                                                        July 2001; Manager of the
                                                        Financial Management and Sales
                                                        Reporting Systems department of
                                                        the Advisor from May 1997 to
                                                        April 1999; Accounting and
                                                        Business Advisory Manager at
                                                        Arthur Andersen LLP (Milwaukee
                                                        office) from May 1992 to May
                                                        1997; Accountant at Arthur
                                                        Andersen LLP from June 1987 to
                                                        May 1992.

Thomas M. Zoeller            Vice             October   Secretary of the Advisor since                          None
P.O. Box 2936                President          1999    December 2001; Executive Vice
Milwaukee, WI  53201                                    President of the Advisor since
Age 39                                                  April 2001; Chief Financial
                                                        Officer of the Advisor since
                                                        February 1998; Member of the
                                                        Office of the Chief Executive of
                                                        Strong Financial Corporation
                                                        since May 2001; Chief Financial
                                                        Officer and Treasurer of Strong
                                                        Investments, Inc. since October
                                                        1993; Executive Vice President
                                                        and Secretary of Strong Investor
                                                        Services, Inc. since July
                                                        2001;Executive Vice President,
                                                        Chief Financial Officer, and
                                                        Secretary of Strong Service
                                                        Corporation since December 2001;
                                                        Treasurer of Strong Service
                                                        Corporation from September 1996
                                                        to April 1999; Vice President of
                                                        Strong Service Corporation from
                                                        April 1999 to December 2001;
                                                        Member of the Office of the Chief
                                                        Executive of the Advisor from
                                                        November 1998 until May 2001;
                                                        Senior Vice President of the
                                                        Advisor from February 1998 to
                                                        April 2001; Treasurer and
                                                        Controller of the Advisor from
                                                        October 1991 to February 1998;
                                                        Controller of the Advisor from
                                                        August 1991 to


                                             DATE FIRST
                               POSITIONS     ELECTED OR
       NAME, ADDRESS             HELD        APPOINTED       PRINCIPAL OCCUPATIONS DURING
          AND AGE             WITH FUNDS     TO OFFICE               PAST 5 YEARS                     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                        October 1991; Assistant
                                                        Controller of the Advisor from
                                                        August 1989 to August 1991;
                                                        Senior Accountant at Arthur
                                                        Andersen LLP from September 1986
                                                        to August 1989.

     The following table sets forth the dollar range of equity securities beneficially owned as of December 31, 2002 by the Directors in each Fund and on an aggregate basis in the Strong Family of Funds stated using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, or over $100,000.

                         Directors' Fund Ownership/(1)/
                             As of December 31, 2002

                                                                                     DIRECTOR
                                               ---------------------------------------------------------------------------------
                                                Richard S.     Willie D.      Gordon       Stanley       Neal        William F.
 FUND                                           Strong/(2)/      Davis         Greer       Kritzik     Malicky         Vogt
--------------------------------------------------------------------------------------------------------------------------------
Corporate Bond Fund                            $10,001-          None       $1-$10,000    $1-$10,000       None       None
                                               $50,000
Corporate Income Fund                          Over              None          None          None          None       None
                                               $100,000

Florida Municipal Money Market Fund            Over              None          None          None          None       None
                                               $100,000

Government Securities Fund                     Over              None       $1-$10,000    $1-$10,000       None       None
                                               $100,000
Heritage Money Fund                            Over          $1-$10,000     $50,001-         Over     $50,001-    $1-$10,000
                                               $100,000                     $100,000      $100,000    $100,000
High-Yield Bond Fund                              None           None       $1-$10,000    $1-$10,000       None       None
High-Yield Municipal Bond Fund                 $1-$ 10,000       None       $1-$10,000    $1-$10,000       None       None
Intermediate Municipal Bond Fund               None              None       $1-$10,000       None          None       None
Minnesota Tax-Free Fund                        Over              None          None          None          None       None
                                               $100,000

Money Market Fund                              $50,001-          None          None          None          None   $1-$10,000
                                               $100,000
Municipal Bond Fund                            Over          Over $100,000  $1-$10,000    $1-$10,000       None       None
                                               $100,000
Municipal Money Market Fund                    Over          Over $100,000  $50,001-         None          None       None
                                               $100,000                     $100-000
Short-Term Bond Fund                           $10-001-          None       $1-$10,000    $1-$10,000       None       None
                                               $50,000
Short-Term High-Yield Bond Fund                None              None       $1-$10,000    $1-$10,000       None       None
Short-Term High Yield Municipal Fund           None              None       $1-$10,000       None          None       None
Short-Term Income Fund                         Over              None          None          None          None       None
                                               $100,000
Short-Term Municipal Bond Fund                 $10,001-      Over $100,000  $1-$10,000    $1-$10,000       None       None
                                               $50,000
Tax-Free Money Fund                              None            None          None          None     $10,001-        None
                                                                                                      $50,000

                                                                                     DIRECTOR
                                               ---------------------------------------------------------------------------------
                                                Richard S.     Willie D.      Gordon       Stanley       Neal        William F.
 FUND                                           Strong/(2)/      Davis         Greer       Kritzik     Malicky         Vogt
--------------------------------------------------------------------------------------------------------------------------------

Ultra Short-Term Income Fund                   Over              None       $1-$10,000       Over          None       None
                                               $100,000                                   $100,000
Ultra Short-Term Municipal Income Fund            None           None       $1-10,000        None          None       None
Wisconsin Tax-Free Fund                        Over              None          None          None          None       None
                                               $100,000
Strong Family of Funds/(3)/                    Over          Over $100,000  Over          Over        Over        Over
                                               $100,000                     $100,000      $100,000    $100,000    $100,000

     /(1)/ Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.
     /(2)/ This Director is deemed an "interested person" as defined in the 1940 Act.
     /(3)/ The Strong Family of Funds includes 28 registered open-end management investment companies consisting of 75 mutual funds, including both the Strong Funds and the Strong Advisor Funds.

     The following table sets forth aggregate compensation paid to the Directors by each Fund for the fiscal year ended October 31, 2002 and by the Strong Funds for their most recently completed fiscal periods.

                          Aggregate Compensation Table
                 for the Fiscal Year Ended October 31, 2002/(1)/

                                                                         DIRECTOR/(2)/
                                            ----------------------------------------------------------------------
                                              Willie D.     Gordon B.     Stanley        Neal         William F.
Fund                                            Davis       Greer/(3)/  Kritzik/(4)/    Malicky       Vogt/(5)/
Corporate Bond Fund                           $     4,965   $    4,296  $      4,999  $      4,965   $      5,439
Corporate Income Fund/(6)/                            210          210           211           210            229
Florida Municipal Money Fund/(7)/                      42           42            42            42             46
Government Securities Fund                          6,685        5,777         6,737         6,685          7,318
Heritage Money Fund                                 8,205        7,087         8,266         8,205          8,984
High-Yield Bond Fund                                3,645        3,186         3,670         3,645          3,993
High-Yield Municipal Bond Fund                        989          797           997           989          1,084
Intermediate Municipal Bond Fund                      133           58           133           133            134
Minnesota Tax-Free Fund/(8)/                           42           42            42            42             46
Money Market Fund                                   7,705        6,469         7,765         7,705          8,436
Municipal Bond Fund                                   965          814           973           965          1,057
Municipal Money Market Fund                        10,789        9,118        10,869        10,789         11,816
Short-Term Bond Fund                                5,082        4,332         5,119         5,082          5,566
Short-Term High-Yield Bond Fund                     1,356        1,165         1,366         1,356          1,485
Short-Term High Yield Municipal Fund                  506          424           510           506            551
Short-Term Municipal Bond Fund                      1,918        1,684         1,933         1,918          2,101
Short-Term Income Fund/(9)/                           147          147           148           147            160
Tax-Free Money Fund                                   515          437           519           515            559
Ultra Short-Term Income Fund                       14,062       12,252        14,159        14,062         15,403
Ultra Short-Term Municipal Income Fund              5,770        4,873         5,816         5,770          6,318
Wisconsin Tax-Free Fund                               209          134           209           209            217
Strong Family of Funds/(10)/                      139,399      124,162       140,365       139,399        152,332

/(1)/   Aggregate compensation includes compensation for service by the disinterested directors on the Board of Directors, Independent Directors Committee, and Audit Committee. Each disinterested director is also reimbursed by the Fund for travel and other expenses incurred in connection with each of their attendance at regular and special meetings.
/(2)/   Interested directors, officers, and employees of the Fund receive no compensation or expense reimbursement from the Fund.
/(3)/   Mr. Greer was appointed to the Board of Directors effective March 1,
2002. He replaced former Director, Mr. Marvin E. Nevins, who retired from the Board of Directors effective February 11, 2002. Prior to Mr. Nevins' retirement, the Strong Family of Funds and/or an affiliate paid Mr. Nevins $15,371.

/(4)/   Aggregate compensation paid to Mr. Kritzik includes an amount in addition to that paid to other disinterested directors in return for his service as Chairman of the Fund's Audit Committee.
/(5)/   Aggregate compensation paid to Mr. Vogt includes an amount in addition to that paid to other disinterested directors in return for his service as Chairman of the Fund's Independent Directors Committee.
/(6)/   Estimated amounts for the fiscal year ending October 31, 2003.
/(7)/   The Strong Family of Funds includes 28 registered open-end management investment companies consisting of 75 mutual funds, including both the Strong Funds and the Strong Advisor Funds. Aggregate compensation includes the amount paid to the Directors by the Strong Funds during each of their most recently completed fiscal period. The Funds do not have any retirement or pension plans.

Unless otherwise noted below, as of January 31, 2003, the current officers and directors of the Fund in the aggregate beneficially owned less than 1% of any class of the Fund's then outstanding shares.

                         FUND                                 CLASS - SHARES                 PERCENT
-------------------------------------------------------------------------------------------------------------
Corporate Income                                        Investor - 150,000                    6.60%
Florida Municipal Money Market                          Investor - 2,100,000                  7.56%
Government Securities                                   Class C - 8,980                      35.48%
Minnesota Tax-Free                                      Investor - 25,000                    26.38%
Minnesota Tax-Free                                      Class C - 25,000                     65.23%
Short-Term Income                                       Investor - 150,000                    3.31%
Short-Term Municipal Bond                               Class C - 10,216                       100%
Wisconsin Tax-Free                                      Class C - 9,435                      65.72%

                             PRINCIPAL SHAREHOLDERS

     Unless otherwise noted below, as of January 31, 2003, no persons owned of record or are known to own of record or beneficially more than 5% of any class of the Fund's then outstanding shares.

                                                                                                           PERCENT OF
              NAME AND ADDRESS                                  FUND - CLASS - SHARES                         CLASS
-------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.                       Corporate Bond - Investor - 14,785,728                       23.34%
101 Montgomery St.
San Francisco, CA 94104-4122

Charles Schwab & Co. Inc.                       Corporate Bond - Advisor - 2,486,138                         79.84%
101 Montgomery St.
San Francisco, CA 94104-4122

Great West Life & Annuity Insurance Company     Corporate Bond - Advisor - 207,212                            6.65%
8515 E. Orchard Rd.
Englewood, CO 80111-5037

75% Equity Portfolio                            Corporate Bond - Institutional - 895,099                     17.54%
Tomorrow's Scholar College Savings Plan
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

50% Equity Portfolio                            Corporate Bond - Institutional - 765,241                     14.99%
Tomorrow's Scholar College Savings Plan
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

                                                                                                           PERCENT OF
              NAME AND ADDRESS                                  FUND - CLASS - SHARES                         CLASS
-------------------------------------------------------------------------------------------------------------------------
90% Equity Portfolio                            Corporate Bond - Institutional - 648,524                     12.71%
Tomorrow's Scholar College Savings Plan
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

60% Equity Portfolio                            Corporate Bond - Institutional - 507,152                      9.94%
Tomorrow's Scholar College Savings Plan
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

20% Equity Portfolio                            Corporate Bond - Institutional - 429,641                      8.42%
Tomorrow's Scholar College Savings Plan
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

Strong Aggressive Portfolio                     Corporate Bond - Institutional -378,060                       7.41%
Oregon College Savings Program
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

35% Equity Portfolio                            Corporate Bond - Institutional - 362,287                      7.10%
Tomorrow's Scholar College Savings Plan
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

Strong Moderate Portfolio                       Corporate Bond - Institutional - 327,112                      6.41%
Oregon College Savings Program
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

Strong Investments Inc.                         Corporate Income - Investor - 1,800,951                      79.25%
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

US Clearing                                     Corporate Income - Investor - 279,916                        12.32%
A Division of Fleet Securities Inc.
26 Broadway
New York, NY 10004-1703

Strong Financial Corporation                    Corporate Income - Investor - 150,000                         6.60%
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

US Clearing                                     Florida Municipal Money Market - Investor - 7,790,343        28.06%
A Division of Fleet Securities Inc.
26 Broadway
New York, NY 10004-1703

Strong Financial Corporation                    Florida Municipal Money Market - Investor - 2,000,000         7.20%
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

Charles Schwab & Co. Inc.                       Government Securities - Investor - 53,357,404                25.57%
101 Montgomery St.
San Francisco, CA 94104-4122

                                                                                                           PERCENT OF
              NAME AND ADDRESS                                  FUND - CLASS - SHARES                         CLASS
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith Inc.        Government Securities - Investor - 14,837,793                 7.11%
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246-6484

Fidelity Investments                            Government Securities - Investor - 10,661,447                 5.11%
100 Magellan Way #KW1C
Covington, KY 41015-1987

Charles Schwab & Co. Inc.                       Government Securities - Advisor - 7,364,210                  65.72%
101 Montgomery St.
San Francisco, CA 94104-4122

Transamerica Life Insurance and Annuity         Government Securities - Advisor - 2,506,533                  22.37%
Company
1150 S. Olive St., Ste. T1005
Los Angeles, CA 90015-2249

Balanced Portfolio                              Government Securities - Institutional - 1,253,411            14.35%
Edvest WI College Savings Program
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

First American Trust Co. TR                     Government Securities - Institutional - 1,059,074            12.13%
421 N. Main St.
Santa Ana, CA 92701-4617

Charles Schwab & Co. Inc.                       Government Securities - Institutional - 1,024,379            11.73%
101 Montgomery St.
San Francisco, CA 94104-4122

50% Equity Portfolio                            Government Securities - Institutional - 678,755               7.77%
Tomorrow's Scholar College Savings Plan
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

EMRE & Co.                                      Government Securities - Institutional - 676,233               7.74%
P. O. Box 1408
Milwaukee, WI 53201-1408

Bond Portfolio                                  Government Securities - Institutional - 478,351               5.48%
Edvest WI College Savings Program
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

60% Equity Portfolio                            Government Securities - Institutional - 449,808               5.15%
Tomorrow's Scholar College Savings Plan
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

Strong Financial Corporation                    Government Securities - Class C - 8,980                      35.48%
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

American Enterprise Investment Svcs.            Government Securities - Class C - 4,382                      17.31%
P. O. Box 9446
Minneapolis, MN 55440

                                                                                                           PERCENT OF
              NAME AND ADDRESS                                  FUND - CLASS - SHARES                         CLASS
-------------------------------------------------------------------------------------------------------------------------
American Enterprise Investment Svcs.            Government Securities - Class C - 2,432                       9.61%
P. O. Box 9446
Minneapolis, MN 55440

American Enterprise Investment Svcs.            Government Securities - Class C - 1,838                       7.26%
P. O. Box 9446
Minneapolis, MN 55440

American Enterprise Investment Svcs.            Government Securities - Class C - 1,776                       7.02%
P. O. Box 9446
Minneapolis, MN 55440

American Enterprise Investment Svcs.            Government Securities - Class C - 1,574                       6.22%
P. O. Box 9446
Minneapolis, MN 55440

American Enterprise Investment Svcs.            Government Securities - Class C - 1,551                       6.13%
P. O. Box 9446
Minneapolis, MN 55440

American Enterprise Investment Svcs.            Government Securities - Class C - 1,358                       5.37%
P. O. Box 9446
Minneapolis, MN 55440

US Clearing Corp.                               Heritage Money - Investor - 147,717,744                      15.67%
26 Broadway
New York, NY 10004-1703

RIH Construction Disbursement                   Heritage Money Fund - Advisor - 12,023,733                   99.20%
100 Plaza One
Jersey City, NJ 07311-3901

Strong Opportunity Fund Inc.                    Heritage Money - Institutional - 177,000,000                 15.66%
Institutional Cash Management Group
P. O. Box 782
Milwaukee, WI 53201-0782

Strong Common Stock Fund Inc.                   Heritage Money - Institutional - 115,700,000                 10.24%
Institutional Cash Management Group
P. O. Box 782
Milwaukee, WI 53201-0782

Orange County Treasurer Investment Pool         Heritage Money - Institutional - 110,182,000                  9.75%
12 Civic Center Plaza, Rm G76
Santa Ana, CA 92701-4057

Wall Street Portfolio Advisors                  Heritage Money - Institutional - 100,000,000                  8.85%
32 Old Slip
New York, NY 10005-3504

Strong Advisor Small Cap Value                  Heritage Money - Institutional - 76,200,000                   6.74%
P. O. Box 782
Milwaukee, WI 53201-0782

                                                                                                           PERCENT OF
              NAME AND ADDRESS                                  FUND - CLASS - SHARES                         CLASS
-------------------------------------------------------------------------------------------------------------------------
Orange County Treasurer                         Heritage Money - Institutional - 58,370,000                   5.16%
12 Civic Center Plaza, Rm G76
Santa Ana, CA 92701-4057

Charles Schwab & Co. Inc.                       High-Yield Bond - Investor - 18,508,721                      28.18%
101 Montgomery St.
San Francisco, CA 94104-4122

Charles Schwab & Co. Inc.                       High-Yield Bond - Advisor - 2,788,662                        93.22%
101 Montgomery St.
San Francisco, CA 94104-4122

Deseret Mutual Benefit Administrators           High-Yield Bond - Institutional - 3,548,090                  68.89%
60 E. South Temple
Salt Lake City, UT 84111-1004

National Financial Services Corp.               High-Yield Bond - Institutional - 490,340                     9.52%
One World Financial Center
200 Liberty St.
New York, NY 10281-1003

LaSalle Bank National Association               High-Yield Bond - Institutional - 308,925                     6.00%
P. O. Box 1443
Chicago, IL 60690-1443

McAllen Firemen's Pension & Relief Fund         High-Yield Bond - Institutional - 295,326                     5.73%
101 S. Bicentennial Blvd.
McAllen, TX 78501-7059

Charles Schwab & Co. Inc.                       High-Yield Municipal Bond - Investor - 3,530,757             17.97%
101 Montgomery St.
San Francisco, CA 94104-4122

US Clearing                                     Intermediate Municipal Bond - Investor - 420,052             11.50%
A Division of Fleet Securities Inc.
26 Broadway
New York, NY 10004-1703

Strong Investments Inc.                         Intermediate Municipal Bond - Investor - 396,130             10.84%
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

Irwin Samelman TR                               Intermediate Municipal Bond - Investor - 287,356              7.87%
Irwin Samelman Family Trust
89 Princeville Ln
Las Vegas, NV 89113-1369

US Clearing                                     Minnesota Tax-Free - Investor - 26,213                       27.66%
A Division of Fleet Securities Inc.
26 Broadway
New York, NY 10004-1703

Strong Financial Corporation                    Minnesota Tax-Free - Investor - 25,000                       26.38%
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

                                                                                                           PERCENT OF
              NAME AND ADDRESS                                  FUND - CLASS - SHARES                         CLASS
-------------------------------------------------------------------------------------------------------------------------
Murali Sundaram TR                              Minnesota Tax-Free - Investor - 14,344                       15.14%
Murali Sundaram Revocable Trust
3425 48th St. NW
Rochester, MN 55901-5877

Gordon N. Olson                                 Minnesota Tax-Free - Investor - 6,000                         6.33%
1447 White Bear Ave. N
Saint Paul, MN 55106-2404

Ron A. Spier and Lisa M. Spier.                 Minnesota Tax-Free - Investor - 5,139                         5.42%
1829 10th St. NE
Buffalo, MN 55313-9263

Dental Care Associates of Buffalo               Minnesota Tax-Free - Investor - 5,004                         5.28%
1829 10th St. NE
Buffalo, MN 55313-9263

William F. Schwartz TOD                         Minnesota Tax-Free - Investor - 4,987                         5.26%
4327 Russell Ave. N
Minneapolis, MN 55412-1107

Strong Financial Corporation                    Minnesota Tax-Free - Class C - 25,000                        65.23%
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

US Clearing Corp.                               Minnesota Tax-Free - Class C - 4,994                         13.03%
26 Broadway
New York, NY 10004-1703

US Clearing Corp.                               Minnesota Tax-Free - Class C - 2,997                          7.82%
26 Broadway
New York, NY 10004-1703

US Clearing Corp.                               Minnesota Tax-Free - Class C - 1,996                          5.21%
26 Broadway
New York, NY 10004-1703

US Clearing Corp.                               Money Market - Investor - 245,505,754                        12.59%
26 Broadway
New York, NY 10004-1703

EMRE & Co.                                      Money Market - Investor - 163,597,290                         8.39%
P. O. Box 1408
Milwaukee, WI 53201-1408

Charles Schwab & Co. Inc.                       Municipal Bond - Investor - 2,178,716                         8.14%
101 Montgomery St.
San Francisco, CA 94104-4122

Southwest Bank of Texas NA                      Municipal Money Market - Investor - 151,741,056               7.55%
P. O. Box 27459
Houston, TX 77227-7459

US Clearing Corp.                               Municipal Money Market - Investor - 103,063,323               5.13%
26 Broadway
New York, NY 10004-1703

                                                                                                           PERCENT OF
              NAME AND ADDRESS                                  FUND - CLASS - SHARES                         CLASS
-------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.                       Short-Term Bond - Investor - 16,291,045                      17.12%
101 Montgomery St.
San Francisco, CA 94104-4122

Charles Schwab & Co. Inc.                       Short-Term Bond - Advisor - 977,026                          90.70%
101 Montgomery St.
San Francisco, CA 94104-4122

Gene A. Salmon                                  Short-Term Bond - Institutional - 883,618                    13.63%
DBA G-S Service Co.
P. O. Box 308
Urbana, IL 61803-0308

Bond Portfolio                                  Short-Term Bond - Institutional - 480,817                     7.42%
Edvest WI College Savings Program
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

20% Equity Portfolio                            Short-Term Bond - Institutional - 478,349                     7.38%
Tomorrow's Scholar College Savings Plan
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

EMRE & Co.                                      Short-Term Bond - Institutional - 430,770                     6.65%
P. O. Box 1408
Milwaukee, WI 53201-1408

Muhlenberg College                              Short-Term Bond - Institutional - 429,409                     6.62%
2400 W. Chew St.
Allentown, PA 18104-5564

50% Equity Portfolio                            Short-Term Bond - Institutional - 425,938                     6.57%
Tomorrow's Scholar College Savings Plan
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

Charles Schwab & Co. Inc.                       Short-Term High-Yield Bond - Investor - 6,586,185            25.43%
101 Montgomery St.
San Francisco, CA 94104-4122

Strong Investments Inc.                         Short-Term High-Yield Bond - Investor - 2,854,305            11.02%
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

Charles Schwab & Co. Inc.                       Short-Term High-Yield Bond - Advisor - 3,801,914             96.02%
101 Montgomery St.
San Francisco, CA 94104-4122

Dean V. White                                   Short-Term High Yield Municipal - Investor - 4,092,290       29.47%
1000 E. 80th Pl, Ste. 700 N
Merrillville, IN 46410-5667

Charles Schwab & Co. Inc.                       Short-Term High Yield Municipal - Investor - 1,471,554       10.60%
101 Montgomery St.
San Francisco, CA 94104-4122

                                                                                                           PERCENT OF
              NAME AND ADDRESS                                  FUND - CLASS - SHARES                         CLASS
-------------------------------------------------------------------------------------------------------------------------
Strong Investments Inc.                         Short-Term Income - Investor - 4,062,788                     89.60%
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

US Clearing                                     Short-Term Income - Investor - 282,365                        6.23%
A Division of Fleet Securities Inc.
26 Broadway
New York, NY 10004-1703

Charles Schwab & Co. Inc.                       Short-Term Municipal Bond - Investor - 7,819,302             12.49%
101 Montgomery St.
San Francisco, CA 94104-4122

Skywest Inc.                                    Short-Term Municipal Bond - Investor - 4,613,471              7.37%
444 S. River Rd.
St. George, UT 84790-2085

Strong Financial Corporation                    Short-Term Municipal Bond - Class C - 10,215                100.00%
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

US Clearing Corp.                               Tax-Free Money Market - Investor - 118,083,584               13.37%
26 Broadway
New York, NY 10004-1703

Charles Schwab & Co. Inc.                       Ultra Short-Term Income - Investor - 43,619,3971             20.01%
101 Montgomery St.
San Francisco, CA 94104-4122

Charles Schwab & Co. Inc.                       Ultra Short-Term Income - Advisor - 8,839,146                83.25%
101 Montgomery St.
San Francisco, CA 94104-4122

Deutsche Bank Trust Co. Americas                Ultra Short-Term Income - Institutional - 3,913,242          16.99%
Church Street Station
P. O. Box 9005
New York, NY 10008

Charles Schwab & Co. Inc.                       Ultra Short-Term Income - Institutional - 2,686,815          11.67%
101 Montgomery St.
San Francisco, CA 94104-4122

Leon Levine                                     Ultra Short-Term Income - Institutional - 2,662,406          11.56%
10401 Old Monroe Rd.
P. O. Box 1017
Matthews, NC 28106-1017

Dean V. White                                   Ultra Short-Term Income - Institutional - 2,216,558           9.62%
1000 E. 80th Pl., Ste. 700 N
Merrillville, IN 46410-5608

Jefferies & Company Inc.                        Ultra Short-Term Income - Institutional - 2,130,870           9.25%
Harborside Financial Center
Plaza 3 Suite 705
Jersey City, NJ 07311

                                                                                                           PERCENT OF
              NAME AND ADDRESS                                  FUND - CLASS - SHARES                         CLASS
-------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.                       Ultra Short-Term Municipal Income - Investor -               11.65%
101 Montgomery St.                              31,607,109
San Francisco, CA 94104-4122

US Clearing                                     Ultra Short-Term Municipal Income - Investor -                5.89%
A Division of Fleet Securities Inc.             15,987,616
26 Broadway
New York, NY 10004-1703

Charles Schwab & Co. Inc.                       Ultra Short-Term Municipal Income - Advisor - 6,445,042      88.95%
101 Montgomery St.
San Francisco, CA 94104-4122

Charles Schwab & Co. Inc.                       Ultra Short-Term Municipal Income - Institutional -          31.79%
101 Montgomery St.                              23,837,914
San Francisco, CA 94104-4122

US Clearing                                     Wisconsin Tax-Free - Investor - 1,251,055                    18.64%
A Division of Fleet Securities Inc.
26 Broadway
New York, NY 10004-1703

Charles Schwab & Co. Inc.                       Wisconsin Tax-Free - Investor - 426,380                       6.35%
101 Montgomery St.
San Francisco, CA 94104-4122

Strong Financial Corporation                    Wisconsin Tax-Free - Class C - 9,435                         65.72%
100 Heritage Reserve
Menomonee Falls, WI 53051-4400

American Enterprise Investment Svcs.            Wisconsin Tax-Free - Class C - 3,305                         23.02%
P. O. Box 9446
Minneapolis, MN 55440

American Enterprise Investment Svcs.            Wisconsin Tax-Free - Class C - 1,381                          9.62%
P. O. Box 9446
Minneapolis, MN 55440


Any person owning more than 25% of the Fund's shares may be considered a "controlling person" of the Fund. Accordingly, a controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                               INVESTMENT ADVISOR

The Fund entered into an Advisory Agreement with Strong Capital Management, Inc. ("Advisor"). Mr. Strong controls the Advisor due to his stock ownership of the Advisor's parent company, Strong Financial Corporation. Mr. Strong is the Chief Investment Officer, Chairman, and a Director of the Advisor, Ms. Hollister is Associate Counsel of the Advisor, Mr. Smirl is Senior Counsel, Assistant Executive Vice President, and Assistant Secretary of the Advisor, Mr. Southwell is Associate Counsel of the Advisor, Mr. Widmer is Treasurer of the Advisor, and Mr. Zoeller is Executive Vice President, Chief Financial Officer, and Secretary of the Advisor. As of December 31, 2002, the Advisor had over $39 billion under management.


The Advisory Agreement is required to be approved annually by either the Board or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must be approved by the vote of a majority of the Fund's Directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable, without penalty, on 60 days' written notice by the Board, by vote of a majority of the Fund's outstanding voting securities, or by the Advisor, and will terminate automatically in the event of its assignment.

The following paragraph applies to each Fund except the Corporate Income, Florida Municipal Money Market, Intermediate Municipal Bond, Minnesota Tax-Free, Short-Term Income, and Wisconsin Tax-Free Funds.

The Board last reviewed the Advisory Agreement on May 4, 2001. In its review, the Board was provided materials relating to, and considered and evaluated, with respect to each Fund, (i) the terms of the Advisory Agreement, including the nature and scope of services to be provided to the Fund by the Advisor, the structure and rates of the investment advisory fees to be charged for those services, and the extent to which those fees include breakpoints or otherwise appropriately reflect economies of scale that may be realized by the Advisor;
(ii) the fees and expenses that would be paid by the Fund as compared to the fees and expenses paid by similar funds managed by other investment advisers;
(iii) the management fee rates and payment arrangements, the proposed changes in the scope of services to be provided to the Fund by the Advisor and the impact of the proposed changes, if any, on each Fund's total expense ratio; (iv) the historical investment performance of each Fund, as compared to the performance of other funds currently available in the market not advised or managed by the Advisor, but having a similar investment focus and asset composition; (v) the type and scope of services that historically have been provided to the Fund by the Advisor and the ability of the Advisor to continue to provide high quality investment advisory services to the Fund, in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition and the terms of the Advisory Agreement, and, with respect to the non-investment advisory services that the Advisor would no longer provide the Fund under the Advisory Agreement, the ability of the Fund to continue to obtain the same type and quality of services on fair and reasonable terms, including cost, from affiliates of the Advisor or other service providers; and (vi) the current and projected profitability of the Advisor and other benefits that may be received by the Advisor or its affiliates as a result of serving as Advisor to the Fund (including soft dollar benefits received by the Advisor in addition to its management fee), both under the current and proposed revised management agreements and in light of other fees and expenses that would be paid by the Fund to the Advisor or to affiliates of the Advisor. On the basis of its review and analysis of the foregoing information, the Board found that the terms of the Advisory Agreement were fair and reasonable and in the best interest of shareholders.

The following paragraph applies to the Intermediate Municipal Bond Fund only. The Board last reviewed the Advisory Agreement on May 4, 2001. In its review, the Board was provided materials relating to and considered and evaluated, with respect to the Fund, (i) the terms of the Advisory Agreement, including the nature and scope of services to be provided to the Fund by the Advisor, the structure and rates of the investment advisory fees to be charged for those services, and the extent to which those fees include breakpoints or otherwise appropriately reflect economies of scale that may be realized by the Advisor;
(ii) the fees and expenses that would be paid as compared to the fees and expenses paid by similar funds managed by other investment advisers; (iii) the management fee rates and payment arrangements; (iv) the type and scope of services that historically have been provided to the Fund by the Advisor and the ability of the Advisor to continue to provide high quality investment advisory services to the Fund, in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition and the terms of the Advisory Agreement; and (v) other benefits that may be received by the Advisor or its affiliates as a result of serving as Advisor to the Strong Family of Funds (including soft dollar benefits received by the Advisor in addition to its management fee) and in light of other fees and expenses that would be paid by the Fund to the Advisor or to affiliates of the Advisor. On the basis of its review and analysis of the foregoing information, the Board found that the terms of the Advisory Agreement were fair and reasonable and in the best interest of shareholders.

The following paragraph applies to the Corporate Income and Short-Term Income Funds only.
The Board last reviewed the Advisory Agreement on August 2, 2002. In its review, the Board was provided materials relating to and considered and evaluated, with respect to each Fund, (i) the terms of the Advisory Agreement, including the nature and scope of services to be provided to the Fund by the Advisor, the structure and rates of the investment advisory fees to be charged for those services, and the extent to which those fees include breakpoints or otherwise appropriately reflect economies of scale that may be realized by the Advisor;
(ii) the fees and expenses that would be paid as compared to the fees and expenses paid by similar funds managed by other investment advisers; (iii) the management fee rates and payment arrangements; (iv) the type and scope of services that historically have been provided to the Fund by the Advisor and the ability of the Advisor to continue to provide high quality investment advisory services to the Fund, in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition and the terms of the Advisory Agreement; and (v) other benefits that may be received by the Advisor or its affiliates as a result of serving as Advisor to the Strong Family of Funds (including soft dollar benefits received by the Advisor in addition to its management fee) and in light of other fees and expenses that would be paid by the Fund to the Advisor or to affiliates of the Advisor. On the basis of its review and analysis of the foregoing information, the Board found that the terms of the Advisory Agreement were fair and reasonable and in the best interest of shareholders.

The following paragraph applies to the Florida Municipal Money Market and Minnesota Tax-Free Funds only. The Board reviewed the Advisory Agreement for each Fund on November 8, 2002. In its review, the Board was provided materials relating to (i) the terms of the Advisory Agreement, including the nature and scope of services provided by the Advisor, the structure and rates of the investment advisory fees to be charged for those services, and the extent to which those fees include breakpoints or otherwise appropriately reflect economies of scale that may be realized by the Advisor; (ii) the fees and expenses that would be paid as compared to the fees and expenses paid by similar funds managed by other investment advisors; (iii) the management fee rates and payment arrangements; (iv) the type and scope of services that historically have been provided by the Advisor to the Strong Family of Funds and the ability of the Advisor to continue to provide high quality investment advisory services, in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition and the terms of the Advisory Agreement; and (v) other benefits that may be received by the Advisor or its affiliates as a result of serving as Advisor to the Strong Family of Funds (including soft dollar benefits received by the Advisor in addition to its management fee) and in light of other fees and expenses that would be paid to the Advisor or to affiliates of the Advisor. On the basis of its review and analysis of the foregoing information, the Board found that the terms of the Advisory Agreement were fair and reasonable and in the best interest of shareholders.

The following paragraph applies to the Wisconsin Tax-Free Fund only.
The Board reviewed the Advisory Agreement for the Fund on May 3, 2002. In its review, the Board was provided materials relating to, and considered and evaluated, with respect to the Fund (i) the approximate cost to the Advisor for, or portion of the advisory fee (if any) under the existing advisory fee, attributable to managing the assets of the Fund (including the Fund's uninvested cash) in affiliated Strong money-market funds ("Advisory Fee Materials"). As the Advisor did not collect any advisory fee from the Fund respecting investments in the affiliated Strong money-market funds for the prior year, the Board did not have to evaluate any Advisory Fee Materials; (ii) the terms of the proposed agreement with the Fund, including the nature and scope of services to be provided to the Fund by the Advisor, the structure and rates of the investment advisory fees to be charged for those services, and the extent to which those fees include breakpoints or otherwise appropriately reflect economies of scale that may be realized by the Advisor; (iii) information comparing the fees and expenses paid by the Fund under the agreement with the fees and expenses paid by similar funds managed by other investment advisers; (iv) the historical investment performance of the Fund, as well as information on the performance of other funds currently available in the market not advised or managed by the Advisory, but having a similar investment focus and asset composition; and (v) the type and scope of service that historically have been provided to the Fund by the Advisor and the ability of the Advisor to continue to provide high quality investment advisory services to the Fund, in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition and the terms of the agreement On the basis of its review and analysis of the foregoing information, the Board found that the terms of the Advisory Agreement were fair and reasonable and in the best interest of shareholders.


Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments subject to the supervision of the Fund's Board. The Advisor is responsible for investment decisions and supplies investment research and portfolio management. The Advisory Agreement authorizes the Advisor to delegate its investment advisory duties to a subadvisor in accordance with a written agreement under which the subadvisor would furnish such investment advisory services to the Advisor. In that situation, the Advisor continues to have responsibility for all investment advisory services furnished by the subadvisor under the subadvisory agreement. At its expense, the Advisor provides office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund. The Advisor places all orders for the purchase and sale of the Fund's portfolio securities at the Fund's expense.

Except for expenses assumed by the Advisor, as set forth above, or by Strong Investments, Inc. ("Distributor") with respect to the distribution of the Fund's shares, the Fund is responsible for all of its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; distribution and shareholder servicing expenses; expenses of issue, sale, repurchase, or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses for printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for the Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; printing of stock certificates; fees for directors who are not "interested persons" of the Advisor; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.

On July 23, 1999 for the Corporate Bond, Government Securities, and Short-Term Bond Funds, on January 28, 2000 for the Heritage Money, High-Yield Bond, High-Yield Municipal Bond, Municipal Bond, Short-Term High Yield Municipal, Short-

Term Municipal Bond, Short-Term High Yield Bond, and Ultra Short-Term Income Funds, on May 5, 2000 for the Ultra Short-Term Municipal Income Fund, and on May 4, 2001, for the Money Market, Municipal Money Market, and Tax-Free Money Funds, the Board determined that certain administrative services provided by the Advisor under the then-current Advisory Agreement should be provided pursuant to a separate administration agreement, which would more clearly delineate the nature of the administrative services to be provided and the cost to the Fund associated with those administrative services. The Board also approved an amendment to the Advisory Agreement (the "Amended Advisory Agreement") that would remove all references in the Advisory Agreement regarding the provision of administrative services and approved the adoption of a separate administration agreement with the Advisor. The advisory and administrative services provided under the Amended Advisory Agreement and the administration agreement for the then-existing class of shares is, at a minimum, the same services as those provided under the then-current Advisory Agreement for the then-existing class of shares, and the quality of those services is the same.


As a result of these arrangements, the following changes to the management fees were made. The management fee paid was reduced by 0.25% of the average daily net asset value effective August 31, 1999 for the Corporate Bond, Government Securities, High-Yield Bond, Short-Term Bond, and Short-Term High Yield Bond Funds and effective February 29, 2000 for the High-Yield Municipal Bond, Municipal Bond, Short-Term High Yield Municipal, and Short-Term Municipal Bond Funds. The management fee paid by the Ultra Short-Term Income Fund was reduced by 0.25% of the average daily net asset value of the Fund, effective August 31, 1999 and was further reduced 0.05% effective July 31, 2000. The management fee paid by the Ultra Short-Term Municipal Income Fund was reduced by 0.30% of the average daily net asset value of the Fund, effective July 31, 2000. The management fee paid by the Heritage Money Fund was reduced by 0.35% of the average daily net asset value of the Fund, effective March 31, 2000, and was reduced the same amount for the Money Market, Municipal Money Market, and Tax-Free Money Funds, effective July 23, 2001.


Because the Advisor and Institutional Class shares of the Corporate Bond, Government Securities, Short-Term Bond, and Ultra Short-Term Income Funds were first offered for sale on August 31, 1999, the Advisor Class shares of the High-Yield Bond and Short-Term High Yield Bond Funds were first offered for sale on February 29, 2000, the Advisor and Institutional Class shares of the Heritage Money Fund were first offered on March 31, 2000, the Institutional Class shares of the Ultra Short-Term Municipal Income Fund were first offered on July 31, 2000, the Advisor Class shares of the Ultra Short-Term Municipal Income Fund were first offered on October 2, 2000, and the Institutional Class shares of the High-Yield Bond Fund were first offered on July 31, 2001, and the Class C shares of the Short-Term Municipal Bond Fund were first offered on January 31, 2003, these classes were not affected by those arrangements.

On May 4, 2001, the Board approved the following changes to the Amended Advisory Agreement, which were approved by shareholders on July 20, 2001, for each applicable Fund, except the Government Securities Fund, and on July 30, 2001 for the Government Securities Fund. The revised Advisory Agreement for each Fund, except the Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds, calls for the management fee to be calculated using breakpoints, which provide for lower management fees on Fund net assets above specified asset levels. The specific asset levels at which management fees are reduced for these Funds are described below. The revised Advisory Agreement eliminated a 2% cap on expenses, which had been included in the Amended Advisory Agreement for all Funds except the Tax-Free Money Fund under a state law requirement that has since been repealed. In addition, under the revised Advisory Agreement for all Funds, the management fee is accrued and payable daily, while under the Amended Advisory Agreement the management fee was accrued and payable monthly. The Advisor reserves the right, however, to receive payment of the management fee on a less frequent basis at its discretion.


As compensation for its advisory services, the Fund pays to the Advisor a management fee at the annual rate specified below of the average daily net asset value of the Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee and may voluntarily absorb expenses for the Fund.


FUND                                           CURRENT ANNUAL RATE               PRIOR ANNUAL RATE
------------------------------------------------------------------------------------------------------------------
Corporate Bond Fund                            0.375%                            0.625% (Prior to 8/31/99)
Corporate Income Fund                          0.375%                            Not Applicable
Florida Municipal Money Market Fund            0.15%                             Not Applicable
Government Securities Fund                     0.35%                             0.60% (Prior to 8/31/99)
Heritage Money Fund                            0.15%                             0.50% (Prior to 3/31/00)
High-Yield Bond Fund                           0.375%                            0.625% (Prior to 8/31/99)
High-Yield Municipal Bond Fund                 0.35%                             0.60% (Prior to 2/29/00)

FUND                                           CURRENT ANNUAL RATE               PRIOR ANNUAL RATE
------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund               0.37%                             Not Applicable
Short-Term Income Fund                         0.375%                            Not Applicable
Money Market Fund                              0.15%                             0.50% (Prior to 7/23/01)
Municipal Bond Fund                            0.35%                             0.60% (Prior to 2/29/01)
Municipal Money Market Fund                    0.15%                             0.50% (Prior to 7/23/01)
Short-Term Bond Fund                           0.375%                            0.625% (Prior to 8/31/99)
Short-Term High Yield Bond Fund                0.375%                            0.625% (Prior to 8/31/99)
Short-Term High Yield Municipal Fund           0.35%                             0.60% (Prior to 2/29/01)
Minnesota Tax-Free Fund                        0.37%                             Not Applicable
Short-Term Municipal Bond Fund                 0.25%                             0.50% (Prior to 2/29/01)
Tax-Free Money Fund                            0.15%                             0.50% (Prior to 7/23/01)
Ultra Short-Term Income Fund                   0.30%                             0.60% (Prior to 8/31/99)
                                                                                 0.35% (8/31/99 - 7/30/00)
Ultra Short-Term Municipal Income Fund         0.30%                             0.60% (Prior to 7/31/00)
Wisconsin Tax-Free Fund                        0.37%                             Not Applicable


In addition, the Funds shown below are subject to the following breakpoint schedule.


                                                             CURRENT ANNUAL MANAGEMENT FEE RATE
-----------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                            FOR ASSETS UNDER $4         FOR THE NEXT              FOR ASSETS
FUND                                              BILLION           $2 BILLION IN ASSETS     $6 BILLION AND ABOVE
-----------------------------------------------------------------------------------------------------------------
Corporate Bond Fund                                       0.375%                    0.35%                   0.325%
Corporate Income Fund                                     0.375%                    0.35%                   0.325%
Florida Municipal Money Market Fund                        0.15%                    0.15%                    0.15%
Government Securities Fund                                 0.35%                   0.325%                    0.30%
High-Yield Bond Fund                                      0.375%                    0.35%                   0.325%
High-Yield Municipal Bond Fund                             0.35%                   0.325%                    0.30%
Intermediate Municipal Bond Fund                           0.37%                   0.345%                    0.32%
Minnesota Tax-Free Fund                                    0.37%                   0.345%                    0.32%
Municipal Bond Fund                                        0.35%                   0.325%                    0.30%
Short-Term Bond Fund                                      0.375%                    0.35%                   0.325%
Short-Term High Yield Bond Fund                           0.375%                    0.35%                   0.325%
Short-Term High Yield Municipal Fund                       0.35%                   0.325%                    0.30%
Short-Term Income Fund                                    0.375%                    0.35%                   0.325%
Short-Term Municipal Bond Fund                             0.25%                   0.225%                    0.20%
Ultra Short-Term Income Fund                               0.30%                   0.275%                    0.25%
Ultra Short-Term Municipal Income Fund                     0.30%                   0.275%                    0.25%
Wisconsin Tax-Free Fund                                    0.37%                   0.345%                    0.32%

Note - the following table does not contain information on the Corporate Income, Florida Municipal Money Market, Minnesota Tax-Free or Short-Term Income Funds, because these Funds were not offered for sale until October 31, 2002, November 29, 2002, October 31, 2002, and December 26, 2002, respectively.


The Fund paid the following management fees for the time periods indicated:

                                                                                           MANAGEMENT FEE
      FISCAL YEAR ENDED           MANAGEMENT FEE ($)            WAIVER($)                 AFTER WAIVER ($)
--------------------------------------------------------------------------------------------------------------
Corporate Bond Fund


10/31/00                                     3,283,128                           0                   3,283,128
10/31/01                                     4,289,846                           0                   4,289,846
10/31/02                                     4,339,906                           0                   4,339,906

Government Securities Fund

10/31/00                                     4,432,845                           0                   4,432,845
10/31/01                                     5,177,814                           0                   5,177,814
10/31/02                                     7,231,321                           0                   7,231,321

Heritage Money Fund

2/29/00                                      7,536,424                   1,824,825                   5,711,599
10/31/00/(1)/                                2,029,349                     143,101                   1,886,248
10/31/01                                     2,816,454                           0                   2,816,454
10/31/02                                     3,345,183                           0                   3,345,183

High-Yield Bond Fund

10/31/00                                     2,628,270                           0                   2,628,270
10/31/01                                     3,354,432                           0                   3,354,432
10/31/02                                     3,297,574                           0                   3,297,574

High-Yield Municipal Bond Fund

8/31/00                                      2,371,409                           0                   2,371,409
10/31/00/(2)/                                  247,624                           0                     247,624
10/31/01                                     1,129,155                           0                   1,129,155
10/31/02                                       724,663                           0                     724,663

Intermediate Municipal Bond Fund

10/31/01/(3)/                                    1,406                       1,406                           0
10/31/02                                        54,123                      43,680                      10,443

Money Market Fund

2/29/00                                      9,554,939                           0                   9,554,939
10/31/00/(1)/                                6,826,713                           0                   6,826,713
10/31/01                                     8,469,711                           0                   8,469,711
10/31/02                                     3,038,578                           0                   3,038,578

Municipal Bond Fund

8/31/00                                      1,427,897                           0                   1,427,897
10/31/00/(2)/                                  147,556                           0                     147,556
10/31/01                                       860,285                           0                     860,285
10/31/02                                       876,451                           0                     876,451

Municipal Money Market Fund

2/29/00                                     11,638,090                           0                  11,638,090
10/31/00/(1)/                                9,199,417                           0                   9,199,417
10/31/01                                    11,698,928                           0                  11,698,928
10/31/02                                     4,032,517                           0                   4,032,517

Short-Term Bond Fund

10/31/00                                     4,458,692                           0                   4,458,692

10/31/01                                     4,887,840                           0                   4,887,840
10/31/02                                     4,526,177                           0                   4,526,177

Short-Term High Yield Bond Fund

10/31/00                                       986,307                           0                     986,307
10/31/01                                     1,360,896                           0                   1,360,896
10/31/02                                     1,233,074                           0                   1,233,074

Short-Term High Yield Municipal Fund

8/31/00                                        658,698                      89,790                     568,908
10/31/00/(2)/                                   78,041                           0                      78,041
10/31/01                                       453,466                           0                     453,466
10/31/02                                       458,532                           0                     458,532

Short-Term Municipal Bond Fund

8/31/00                                      1,049,689                           0                   1,049,689
10/31/00/(2)/                                  126,791                           0                     126,791
10/31/01                                       898,622                           0                     898,622
10/31/02                                     1,375,158                           0                   1,375,158

Tax-Free Money Fund

10/31/01/(4)/                                  269,434                           0                     269,434
10/31/02                                       334,753                           0                     334,753

Ultra Short-Term Income Fund

2/29/00                                     12,516,453                           0                  12,516,453
10/31/00/(1)/                                5,456,678                           0                   5,456,678
10/31/01                                     9,091,788                           0                   9,091,788
10/31/02                                     9,952,354                           0                   9,952,354

Ultra Short-Term Municipal Income Fund

2/29/00                                     12,243,030                     209,102                  12,033,928
10/31/00/(1)/                                5,043,516                      69,918                   4,973,598
10/31/01                                     4,525,644                           0                   4,525,644
10/31/02                                     4,873,033                           0                   4,873,033

Wisconsin Tax-Free Fund

10/31/01/(5)/                                   27,842                      27,842                           0
10/31/02                                       166,345                     166,345                           0

/(1)/ For the eight-month fiscal period ended October 31, 2000. /(2)/ For the two-month fiscal period ended October 31, 2000. /(3)/ For the three-month fiscal period ended October 31, 2001. /(4)/ For the ten-month fiscal period ended October 31, 2001. /(5)/ For the six-month fiscal period ended October 31, 2001.

The organizational expenses for the Fund which were advanced by the Advisor and which will be reimbursed by the Fund over a period of not more than 60 months from the Fund's date of inception are listed below.


                           FUND            ORGANIZATIONAL EXPENSES
--------------------------------------------------------------------------------
Short-Term High Yield Municipal Fund                 $ 41,614


On July 12, 1994, the SEC filed an administrative action ("Order") against the Advisor, Mr. Strong, and another employee of the Advisor in connection with conduct that occurred between 1987 and early 1990. In re Strong/Corneliuson Capital Management, Inc., et al. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order found that the Advisor and Mr. Strong aided and abetted violations of Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further found that the Advisor violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting the Advisor's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of the Advisor owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and the Advisor agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.

On June 6, 1996, the Department of Labor ("DOL") filed an action against the Advisor for equitable relief alleging violations of the Employee Retirement Income Security Act of 1974 ("ERISA") in connection with cross trades that occurred between 1987 and late 1989 involving certain pension accounts managed by the Advisor. Contemporaneous with this filing, the Advisor, without admitting or denying the DOL's allegations, agreed to the entry of a consent judgment resolving all matters relating to the allegations. Reich v. Strong Capital Management, Inc., (U.S.D.C. E.D. WI) ("Consent Judgment"). Under the terms of the Consent Judgment, the Advisor agreed to reimburse the affected accounts a total of $5.9 million. The settlement did not have any material impact on the Advisor's financial position or operations.

The Fund, the Advisor, and the Distributor have adopted a Code of Ethics ("Code") that governs the personal trading activities of all "Access Persons" of the Advisor and the Distributor. Access Persons include every director and officer of the Advisor, the Distributor, and the investment companies managed by the Advisor, including the Fund, as well as certain employees of the Advisor and the Distributor who have access to information relating to the purchase or sale of securities by the Advisor on behalf of accounts managed by it. The Code is based upon the principle that such Access Persons have a fiduciary duty to place the interests of the Fund and the Advisor's and Distributor's other clients ahead of their own.


The Code requires Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the
Fund) to, among other things, preclear their securities transactions (with limited exceptions, such as transactions in shares of mutual funds, gifting or transferring securities, direct obligations of the U.S. government, and certain options on broad-based securities market indexes) and to execute such transactions through the Advisor's trading department. The Code, which applies to all Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the Fund), includes a ban on acquiring any securities in an initial public offering, other than a new offering of a registered open-end investment company, and a prohibition from profiting on short-term trading in securities. In addition, no Access Person may purchase or sell any security that is contemporaneously being purchased or sold, or to the knowledge of the Access Person, is being considered for purchase or sale, by the Advisor on behalf of any mutual fund or other account managed by it. Finally, the Code provides for trading "black out" periods of seven calendar days, prior to and after the trade, during which time Access Persons may not trade in securities that have been purchased or sold by any client for which the Advisor serves as an investment advisor or subadvisor, renders investment advice, makes investment decisions, or places orders through its Trading Department. Exceptions to the requirements of the Code of Ethics are to be handled on a case-by-case basis and will only be granted if the proposed conduct involves negligible opportunity for abuse.


The Advisor provides investment advisory services for multiple clients through different types of investment accounts (e.g., mutual funds, hedge funds, separately managed accounts, etc.) who may have similar or different investment objectives and investment policies (e.g., some accounts may have an active trading strategy while others follow a "buy and hold" strategy). In managing these accounts, the Advisor seeks to maximize each account's return, consistent with the account's investment objectives and investment strategies. While the Advisor's policies are designed to ensure that over time similarly-situated clients receive similar treatment to the maximum extent possible, because of the range of the Advisor's clients, the Advisor may give advice and take action with respect to one account that may differ from the advice given, or the timing or nature of action taken, with respect to another account (the Advisor and its principals and associates also may take such actions in their personal securities transactions, to the extent permitted by and consistent with the Code). For example, the Advisor may use the same investment style in managing two accounts, but one may have a shorter-term horizon and accept high-turnover while the other may have a longer-term investment horizon and desire to minimize turnover. If the Advisor reasonably believes that a particular security may provide an attractive opportunity due to short-term volatility but may no longer be attractive on a long-term basis, the Advisor may cause accounts with a shorter-term investment horizon to buy the security at the same time it is causing accounts with a longer-term investment horizon to sell the security. The Advisor takes all reasonable steps to ensure that investment opportunities are, over time, allocated to accounts on a fair and equitable basis relative to the other similarly-situated accounts and that the investment activities of different accounts do not unfairly disadvantage other accounts.


From time to time, the Advisor votes the shares owned by the Fund according to its Statement of Proxy Voting Policies ("Proxy Voting Policy"). The general principle of the Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the Fund and its beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Shareholders may obtain a copy of the Proxy Voting Policy upon request from the Advisor.


The Advisor also provides two programs of custom portfolio management called Strong Advisor and Strong Private Client. These programs are designed to determine an investment approach that fits an investor's financial needs and then provide the investor with a custom built portfolio of Strong Funds and certain other unaffiliated mutual funds, in the case of Strong Advisor, and Strong Funds and individual stocks and bonds, in the case of Strong Private Client, based on that allocation. The Advisor, on behalf of participants in the Strong Advisor and Strong Private Client programs, may determine to invest a portion of the program's assets in any one Strong Fund, which investment, particularly in the case of a smaller Strong Fund, could represent a material portion of the Fund's assets. In such cases, a decision to redeem the Strong Advisor or Strong Private Client program's investment in a Fund on short notice could raise a potential conflict of interest for the Advisor, between the interests of participants in the Strong Advisor or Strong Private Client program and of the Fund's other shareholders. In general, the Advisor does not expect to direct the Strong Advisor or Strong Private Client program to make redemption requests on short notice. However, should the Advisor determine this to be necessary, the Advisor will use its best efforts and act in good faith to balance the potentially competing interests of participants in the Strong Advisor and Strong Private Client program and the Fund's other shareholders in a manner the Advisor deems most appropriate for both parties in light of the circumstances.

From time to time, the Advisor may make available to third parties current and historical information about the portfolio holdings of the Advisor's mutual funds. Release may be made to entities such as fund ratings entities, industry trade groups, and financial publications. Generally, the Advisor will release this type of information only where it is otherwise publicly available. This information may also be released where the Advisor reasonably believes that the release will not be to the detriment of the best interests of its clients.

For more complete information about the Advisor, including its services, investment strategies, policies, and procedures, please call 1-800-368-3863 and ask for a copy of Part II of the Advisor's Form ADV.

                                  ADMINISTRATOR


The following paragraph applies to each Fund except the Corporate Income, Florida Municipal Money Market, Minnesota Tax-Free, and Short-Term Income Funds.

Effective November 30, 2001, the Fund entered into an administration agreement ("Administration Agreement") with Strong Investor Services, Inc. ("Administrator") for administration services to the Fund that previously were provided by the Advisor under the same terms and conditions as the Administration Agreement. Prior to November 30, 2001, the Fund had entered into a separate administration agreement with the Advisor for administration services for the Fund that previously had been provided under the Advisory Agreement.


The Corporate Income, Florida Municipal Money Market, Minnesota Tax-Free, and Short-Term Income Funds have each entered into an Administration Agreement with the Administrator for administration services.

Each Fund, except the Tax-Free Money Fund, has adopted a Rule 18f-3 Plan under the 1940 Act ("Multi-Class Plan"). The Multi-Class Plan permits the Fund to have multiple classes of shares. Each multi-classed Fund has entered into separate administration agreements with the Administrator for each of its separate class of shares ("Administration Agreement - Investor

Class," "Administration Agreement - Institutional Class," "Administration Agreement - Advisor Class," and "Administration Agreement - Class C"). The Florida Municipal Money Market, High-Yield Municipal Bond, Intermediate Municipal Bond, Money Market, Municipal Bond, Municipal Money Market, and Short-Term High Yield Municipal Funds are authorized to offer Investor Class shares. The Corporate Bond, Heritage Money, High-Yield Bond, , Short-Term Bond, Ultra Short-Term Municipal Income, and Ultra Short-Term Income Funds are authorized to offer three classes of shares: Investor Class shares, Advisor Class shares, and Institutional Class shares. The Corporate Income, Short-Term High Yield Bond and Short-Term Income Funds are authorized to offer two classes of shares: Investor Class and Advisor Class shares. The Short-Term Municipal Bond Fund is authorized to offer two classes of shares: Investor Class and Class C shares. The Minnesota Tax-Free and Wisconsin Tax-Free Funds are authorized to offer three classes of shares: Investor Class, Advisor Class, and Class C shares. The Government Securities Fund is authorized to offer four classes of shares: Investor Class, Advisor Class, Institutional Class, and Class C shares.

The fees received and the services provided by the Administrator are in addition to fees received and services provided by the Administrator under the Transfer and Dividend Disbursing Agent Agreement. The Administrator is an affiliated company of the Advisor and the Distributor.


ADMINISTRATION AGREEMENT - INVESTOR CLASS


Under the Administration Agreement, the Administrator provides or makes provision for certain administrative functions for the Investor Class shares of the Fund, including: (i) authorizing expenditures and approving bills for payment on behalf of the Fund and the Investor Class shares; (ii) supervising preparation of the periodic updating of the Fund's registration statements with respect to the Investor Class shares, including Investor Class prospectuses and statements of additional information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (iii) supervising preparation of shareholder reports, notices of dividends, capital gains distributions and tax credits for the Fund's Investor Class shareholders, and attending to routine correspondence and other communications with individual Investor Class shareholders; (iv) supervising the daily pricing of the Fund's investment portfolios and the publication of the respective net asset values of the Investor Class shares of the Fund, earnings reports and other financial data;
(v) monitoring relationships with organizations providing services to the Fund, with respect to the Investor Class shares, including the Custodian, DST and printers; (vi) supervising compliance by the Fund, with respect to the Investor Class shares, with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and the Fund's transfer agent) and preparing and filing of tax reports other than the Fund's income tax returns; (vii) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Investor Class shares may be effected, and certain other matters pertaining to the Investor Class shares; (viii) assisting shareholders in designating and changing dividend options, account designations and addresses; (ix) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; (x) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (xi) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem Investor Class shares; (xii) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (xiii) informing the Distributor of the gross amount of purchase and redemption orders for Investor Class shares; and (xiv) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law. For its services for the Investor Class shares of the Corporate Bond, Corporate Income, Government Securities, High-Yield Bond, High-Yield Municipal Bond, Intermediate Municipal Bond, Minnesota Tax-Free, Municipal Bond, Short-Term Bond, Short-Term High Yield Bond, Short-Term High Yield Municipal, Short-Term Income, Short-Term Municipal Bond, and Wisconsin Tax-Free Funds under the Administration Agreement
- Investor Class, the Advisor receives a fee from each Fund at the annual rate of 0.28% of the Fund's average daily net assets attributable to the Investor Class shares. For its services for the Investor Class shares of the Ultra Short-Term Municipal Income and Ultra Short-Term Income Funds under the Administration Agreement, the Administrator receives a fee from each Fund at the annual rate of 0.33% of the Funds' average daily net assets attributable to the Investor Class shares. For its services for the Investor Class shares of the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds under the Administration Agreement, the Administrator receives a fee from each Fund at the annual rate of 0.37% of the Funds' average daily net assets. This fee is computed and payable daily or as otherwise agreed by the Fund and the Administrator.

The following paragraph applies to each Fund except the Corporate Income, Florida Municipal Money Market, Minnesota Tax-Free, and Short-Term Income Funds. Prior to November 30, 2001, the Advisor provided administrative services to the Funds. Prior to July 23, 2001, the Advisor received a fee from the Ultra Short-Term Income Funds and Ultra Short-Term Municipal Income at the annual rate of 0.30%, from the Corporate Bond, High-Yield Bond, High-Yield Municipal Bond Fund, Municipal Bond Fund, Short-Term Bond, Short-Term High Yield Bond, Short-Term High Yield Municipal, and Short-Term Municipal Bond Funds at the annual rate of 0.25%, and from the Heritage Money Fund at the annual rate of 0.35% of the Funds' average daily net assets attributable to the Investor Class shares. Prior to July 31, 2001, the Advisor received a fee from the Government Securities Fund at the annual rate of 0.25% of the Fund's average daily net assets attributable to the Investor Class shares. Prior to April 12, 2001, the fees were computed and payable monthly or as otherwise agreed by the Fund and the Advisor.

ADMINISTRATION AGREEMENT - ADVISOR CLASS

Under the Administration Agreement, the Administrator provides or makes provision for certain administrative functions for the Advisor Class shares of the Fund, including: (i) authorizing expenditures and approving bills for payment on behalf of the Fund and the Advisor Class shares; (ii) supervising preparation of the periodic updating of the Fund's registration statements with respect to the Advisor Class shares, including Advisor Class prospectuses and statements of additional information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (iii) supervising preparation of shareholder reports, notices of dividends, capital gains distributions and tax credits for the Fund's Advisor Class shareholders, and attending to routine correspondence and other communications with individual shareholders; (iv) supervising the daily pricing of the Fund's investment portfolios and the publication of the respective net asset values of the Advisor Class shares of the Fund, earnings reports and other financial data; (v) monitoring relationships with organizations providing services to the Fund, with respect to the Advisor Class shares, including the Custodian, DST and printers; (vi) supervising compliance by the Fund, with respect to the Advisor Class shares, with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and the Fund's transfer agent) and preparing and filing of tax reports other than the Fund's income tax returns; (vii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; (viii) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (ix) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem Advisor Class shares; (x) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (xi) informing the Distributor of the gross amount of purchase and redemption orders for Advisor Class shares; and
(xii) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law. For its services for the Advisor Class shares of the Ultra Short-Term Income Fund and the Ultra Short-Term Municipal Income Fund under the Administration Agreement, the Administrator receives a fee from each Fund at the annual rate of 0.33% of the Fund's average daily net assets attributable to the Advisor Class shares. For its services for the Advisor Class shares of the Heritage Money Fund under the Administration Agreement, the Administrator receives a fee from the Heritage Money Fund at the annual rate of 0.02% of the Fund's average daily net assets attributable to the Advisor Class shares. For its services for the Advisor Class shares of the Corporate Bond, Corporate Income, Government Securities, High-Yield Bond, Minnesota Tax-Free, Short-Term Bond, Short-Term High Yield Bond, Short-Term Income, and Wisconsin Tax-Free Funds under the Administration Agreement, the Administrator receives a fee from each Fund at the annual rate of 0.28% of the Fund's average daily net assets attributable to the Advisor Class shares. This fee is computed and payable daily or as otherwise agreed by the Fund and the Administrator.

The following paragraph applies to each Fund with an Advisor Class except the Corporate Income, Short-Term Income, and Minnesota Tax-Free Funds.
Prior to November 30, 2001, the Advisor provided administrative services to the Funds. Prior to July 23, 2001, the Advisor received a fee from the Ultra Short-Term Income and the Ultra Short-Term Municipal Income Funds at the annual rate of 0.30% and from the Corporate Bond, High-Yield Bond, Short-Term Bond, and Short-Term High Yield Bond Funds at the annual rate of 0.25% of each Fund's average daily net assets attributable to the Advisor Class shares. Prior to July 31, 2001 the Advisor received a fee from the Government Securities Fund at the annual rate of 0.25% of the Fund's average daily net assets attributable to the Advisor Class shares. Prior to April 12, 2001, the fee was computed and payable monthly or as otherwise agreed by the Fund and the Advisor.


ADMINISTRATION AGREEMENT - INSTITUTIONAL CLASS

Under the Administration Agreement, the Administrator provides or makes provision for certain administrative functions for the Institutional Class shares of the Fund, including: (i) authorizing expenditures and approving bills for payment on behalf of the Fund and the Institutional Class shares; (ii) supervising preparation of the periodic updating of the Fund's registration statements with respect to the Institutional Class shares, including Institutional Class prospectuses and statements of additional information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (iii) supervising preparation of shareholder reports, notices of dividends, capital gains distributions and tax credits for the Fund's Institutional Class shareholders, and attending to routine correspondence and other communications with individual shareholders; (iv) supervising the daily pricing of the Fund's investment portfolios and the publication of the respective net asset values of the Institutional Class shares of the Fund, earnings reports and other financial data; (v) monitoring relationships with organizations providing services to the Fund, with respect to the Institutional Class shares, including the Custodian, DST and printers; (vi) supervising compliance by the Fund, with respect to the Institutional Class shares, with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and the Fund's transfer agent) and preparing and filing of tax reports other than the Fund's income tax returns; (vii) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (viii) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem Institutional Class shares; (ix) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (x) informing the Distributor of the gross amount of purchase and redemption orders for Institutional Class shares; and (xi) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law. For its services for the Institutional Class shares of the Corporate Bond, Government Securities, Heritage Money, High-Yield Bond, Ultra Short-Term Municipal Income, Short-Term Bond, and Ultra Short-Term Income Funds under the Administration Agreement, the Administrator receives a fee from each Fund at the annual rate of 0.02% of the Fund's average daily net assets attributable to the Institutional Class shares. This fee is computed and payable daily or as otherwise agreed by the Fund and the Administrator. Prior to November 30, 2001, the Advisor provided administrative services to the Fund. Prior to April 12, 2001, the fee was computed and payable monthly or as otherwise agreed by the Fund and the Advisor.

ADMINISTRATION AGREEMENT - CLASS C


Under the Administration Agreement, the Administrator provides or makes provision for certain administrative functions for the Class C shares of the Fund, including: (i) authorizing expenditures and approving bills for payment on behalf of the Fund; (ii) supervising preparation of the periodic updating of the Fund's registration statements, including prospectuses and statements of additional information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (iii) supervising preparation of shareholder reports, notices of dividends, capital gains distributions and tax credits for the Fund's shareholders, and attending to routine correspondence and other communications with individual shareholders; (iv) supervising the daily pricing of the Fund's investment portfolios and the publication of the respective net asset values of the classes of shares of the Fund, earnings reports and other financial data; (v) monitoring relationships with organizations providing services to the Fund, including the Custodian, DST and printers; (vi) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and the Fund's transfer agent) and preparing and filing of tax reports other than the Fund's income tax returns;
(vii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; (viii) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (ix) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares; (x) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (xi) informing the distributor of the gross amount of purchase and redemption orders for shares; (xii) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law. For its services for the Class C shares of the Government Securities, Minnesota Tax-Free, Short-Term Municipal Bond, and Wisconsin Tax-Free Funds, the Administrator receives a fee from the Fund at the annual rate of 0.28% of the Fund's average daily net assets attributable to Class C shares. This fee is computed and payable daily or as otherwise agreed by the Fund and the Administrator.

Note - the following table does not contain information on the Corporate Income, Florida Municipal Money Market, Minnesota Tax-Free, or Short-Term Income Funds because these Funds were not offered for sale until October 31, 2002, November 29, 2002, December 26, 2002, and October 31, 2002, respectively. The table also does not contain information on the Class C shares of the Government Securities Fund and Wisconsin Tax-Free Fund or the Short-Term Municipal Bond Fund because this class of shares was not offered for sale until December 26, 2002 and January 31, 2003, respectively.

The Fund paid the following administrative fees for the time period indicated. From time to time, the Administrator may waive all or a portion of its administrative fee and may voluntarily absorb expenses for the Fund.

                                                                                              ADMINISTRATIVE FEE
      FISCAL YEAR ENDED           ADMINISTRATIVE FEE ($)             WAIVER ($)                AFTER WAIVER ($)
----------------------------------------------------------------------------------------------------------------------
Corporate Bond Fund - Investor Class/(1)/

10/31/00                                          2,167,790                            0                    2,167,790
10/31/01                                          2,888,758                            0                    2,888,758
10/31/02                                          3,003,122                            0                    3,033,122

Corporate Bond Fund - Advisor Class/(2)/

10/31/00                                             12,861                            0                       12,861
10/31/01                                             41,529                            0                       41,529
10/31/02                                             91,942                          598                       91,344

Corporate Bond Fund - Institutional Class/(2)/

10/31/00                                                648                            0                          648
10/31/01                                              3,221                            0                        3,221
10/31/02                                              8,580                            0                        8,580

Government Securities Fund - Investor Class/(1)/

10/31/00                                          3,135,994                            0                    3,135,994
10/31/01                                          3,688,007                            0                    3,688,007
10/31/02                                          5,356,723                            0                    5,356,723

Government Securities Fund - Advisor Class/(2)/

10/31/00                                                147                            0                          147
10/31/01                                              9,730                            0                        9,730
10/31/02                                            143,983                            0                      143,983

Government Securities Fund - Institutional
 Class/(2)/

10/31/00                                              2,414                            0                        2,414
10/31/01                                              9,357                            0                        9,357
10/31/02                                             17,570                            0                       17,570

Heritage Money Fund - Investor Class/(3)/

10/31/00/(4)/                                     2,896,681                    1,423,402                    1,473,279
10/31/01                                          5,050,797                    2,476,280                    2,574,517
10/31/02                                          4,350,513                    2,298,628                    2,051,885

Heritage Money Fund - Advisor Class/(5)/

10/31/00/(4)/                                             2                            2                            0
10/31/01                                              2,465                        2,462                            3
10/31/02                                              4,063                        1,084                        2,979

Heritage Money Fund - Institutional Class/(5)/

10/31/00/(4)/                                        18,313                       13,119                        5,194
10/31/01                                             88,833                       65,938                       22,895
10/31/02                                            204,276                      203,534                          724

High-Yield Bond Fund - Investor Class/(1)/

10/31/00                                          1,752,093                            0                    1,752,093
10/31/01                                          2,291,200                            0                    2,291,200
10/31/02                                          2,248,842                            0                    2,248,842

High-Yield Bond Fund - Advisor Class/(6)/

10/31/00/(7)/                                            87                            0                           87
10/31/01                                             19,957                            0                       19,957
10/31/02                                             52,308                        8,487                       43,821

High-Yield Bond Fund - Institutional Class/(8)/

10/31/01/(9)/                                           285                            0                          285
10/31/02                                             10,375                            0                       10,375

High-Yield Municipal Bond Fund - Investor
 Class/(10)/

8/31/00/(11)/                                       562,379                             0                     562,379
10/31/00/(12)/                                      180,790                             0                     180,790
10/31/01                                            843,906                             0                     843,906
10/31/02                                            567,937                             0                     567,937

Intermediate Municipal Bond Fund - Investor
 Class/(8)/

10/31/01/(9)/                                         1,068                         1,056                          12
10/31/02                                             40,928                        40,754                         174

Money Market Fund - Investor Class/(13)/

10/31/01/(14)/                                    2,111,020                             0                   2,111,020
10/31/02                                          7,495,158                     2,814,405                   4,680,753

Municipal Bond Fund - Investor Class/(10)/

8/31/00/(11)/                                       349,719                             0                     349,719
10/31/00/(12)/                                      111,665                             0                     111,665
10/31/01                                            641,585                             0                     641,585
10/31/02                                            692,262                             0                     692,262

Municipal Money Market Fund - Investor
 Class/(13)/

10/31/01/(14)/                                    2,996,993                             0                   2,996,993
10/31/02                                          9,938,102                             0                   9,938,102

Short-Term Bond Fund - Investor Class/(1)/

10/31/00                                          2,923,500                            0                    2,923,500
10/31/01                                          3,229,991                            0                    3,229,991
10/31/02                                          3,199,236                            0                    3,199,236

Short-Term Bond Fund - Advisor Class/(2)/

10/31/00                                                 31                            0                           31
10/31/01                                              8,377                            0                        8,377
10/31/02                                             28,219                        1,121                       27,098

Short-Term Bond Fund - Institutional Class/(2)/

10/31/00                                              3,914                            0                        3,914
10/31/01                                             10,830                            0                       10,830
10/31/02                                             11,128                            0                       11,128

Short-Term High Yield Bond Fund - Investor
 Class/(1)/

10/31/00                                            657,497                            0                      657,497
10/31/01                                            920,397                            0                      920,397
10/31/02                                            854,051                            0                      854,051

Short-Term High Yield Bond Fund - Advisor Class/(6)/

10/31/00/(7)/                                            41                            0                           41
10/31/01                                             21,005                            0                       21,005
10/31/02                                             66,644                        5,038                       61,606

Short-Term High Yield Municipal Fund -
 Investor Class/(10)/

8/31/00/(11)/                                       156,232                        25,727                     130,505
10/31/00/(12)/                                       57,494                        11,499                      45,995
10/31/01                                            339,121                        20,336                     318,785
10/31/02                                            362,945                             0                     362,945

Short-Term Municipal Bond Fund - Investor
 Class/(10)/

8/31/00/(11)/                                       353,088                             0                     353,088
10/31/00/(12)/                                      130,272                             0                     130,272
10/31/01                                            950,372                             0                     950,372
10/31/02                                          1,519,206                             0                   1,519,206

Tax-Free Money Fund - Investor Class/(13)/

10/31/01/(14)/                                      128,684                         2,201                     126,483
10/31/02                                            815,335                       330,135                     485,200

Ultra Short-Term Income Fund - Investor
 Class/(1)/

2/29/00/(15)/                                     2,928,500                             0                   2,928,500
10/31/00/(7)/                                     3,839,586                             0                   3,839,586
10/31/01                                          7,617,166                             0                   7,617,166
10/31/02                                          8,752,193                             0                   8,752,193

Ultra Short-Term Income Fund - Advisor
 Class/(3)/

2/29/00/(15)/                                            33                             0                          33
10/31/00/(7)/                                            47                             0                          47
10/31/01                                            105,939                             0                     105,939

10/31/02                                            316,856                            0                      316,856

Ultra Short-Term Income Fund - Institutional
 Class/(3)/

2/29/00/(15)/                                        16,802                            0                       16,802
10/31/00/(7)/                                        43,753                            0                       43,753
10/31/01                                            108,832                            0                      108,832
10/31/02                                            114,177                            0                      114,177

Ultra Short-Term Municipal Income Fund -
 Investor Class/(16)/

10/31/00/(17)/                                      942,624                            0                      942,624
10/31/01                                          3,567,974                            0                    3,567,974
10/31/02                                          4,133,675                            0                    4,133,675

Ultra Short-Term Municipal Income Fund -
 Advisor Class/(18)/

10/31/00/(19)/                                           20                            0                           20
10/31/01                                              8,244                            2                        8,242
10/31/02                                             57,855                            0                       57,855

Ultra Short-Term Municipal Income Fund -
 Institutional Class/(20)/

10/31/00/(17)/                                       19,056                            0                       19,056
10/31/01                                             53,162                            0                       53,162
10/31/02                                             50,243                            0                       50,243

Wisconsin Tax-Free Fund - Investor Class/(21)/

10/31/01/(22)/                                       21,027                       21,027                            0
10/31/02                                            128,668                      103,999                       24,669

/(1)/    First applicable on August 31, 1999.
/(2)/    First offered on August 31, 1999.
/(3)/    First applicable on March 31, 2000.
/(4)/    For the seven-month fiscal period ended October 31, 2000.
/(5)/    First offered on March 31, 2000.
/(6)/    First offered on February 29, 2000.
/(7)/    For the eight-month fiscal period ended October 31, 2000.
/(8)/    First offered on July 31, 2001.
/(9)/    For the three-month fiscal period ended October 31, 2001.
/(10)/   First applicable on February 29, 2000.
/(11)/   For the six-month fiscal period ended August 31, 2000.
/(12)/   For the two-month fiscal period ended October 31, 2000.
/(13)/   First applicable on July 23, 2001.
/(14)/   For the three-month fiscal period ended October 31, 2001.
/(15)/   For the six-month fiscal period ended February 29, 2000.
/(16)/   First applicable on July 31, 2000.
/(17)/   For the three-month fiscal period ended October 31, 2000.
/(18)/   First offered on October 2, 2000.
/(19)/   For the 30-day fiscal period ended October 31, 2000.
/(20)/   First offered on July 31, 2000.
/(21)/   First offered on April 6, 2001.
/(22)/   For the six-month fiscal period ended October 31, 2001.

                                   DISTRIBUTOR


Under a Distribution Agreement with the Fund ("Distribution Agreement"), Strong Investments, Inc. ("Distributor"), P.O. Box 2936, Milwaukee, WI 53201, acts as underwriter of the Fund's shares. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares on a continuous basis. The Distribution Agreement further provides that the Distributor will bear the additional costs of printing prospectuses and shareholder reports that are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is an affiliated company of the Advisor and the Administrator. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


The Investor Class, Advisor Class, and Institutional Class shares of each Fund are offered on a "no-load" basis, which means that no sales commissions are charged on the purchases of these shares.

The offering price of Class C shares of the Fund is the net asset value and is subject to an annual distribution and servicing fee of 1.00%. The annual 1.00% distribution fee compensates the Distributor for paying the broker involved in the transaction, if any, a 1.00% up-front sales commission, which includes an advance of the first year's service fee. Class C shares are also subject to a 1.00% CDSC in certain circumstances. See Appendix C for more information on Class C shares.


Pursuant to a distribution plan adopted on behalf of the Advisor Class shares of the Corporate Bond, Heritage Money, High-Yield Bond, Short-Term Bond, Short-Term High Yield Bond, Ultra Short-Term Income, and Ultra Short-Term Municipal Income Funds; the Advisor Class and Class C shares of the Government Securities Fund; the Advisor and Investor Class shares of the Corporate Income and Short-Term Income Funds; and the Investor and Advisor Class and Class C shares of the Minnesota Tax-Free and Wisconsin Tax-Free Funds ("12b-1 shares"), in accordance with Rule 12b-1 ("Rule 12b-1 Plan") under the 1940 Act, the Distribution Agreement for the 12b-1 shares of these Funds authorizes the Fund to bear the costs of preparing and mailing prospectuses and shareholder reports that are used for selling purposes as well as advertising and other costs attributable to the distribution of those shares. Under the Distribution Agreement for the 12b-1 Investor and Advisor Class shares of each Fund, payments to the Distributor under the Rule 12b-1 Plan are limited to payment at an annual rate equal to 0.25% of average daily net assets attributable to 12b-1 shares. Payments made to the Distributor under the Rule 12b-1 Plan for the Class C shares are limited to payment at an annual rate equal to 1.00% of average daily net assets attributable to 12b-1 shares. The Distributor is not compensated under the Distribution Agreement for the distribution of Fund shares unless the Fund participates in the Rule 12b-1 Plan.

The Distributor has adopted a Code of Ethics. See the "Investment Advisor" section for details.


From time to time, the Distributor may hold in-house sales incentive programs for its associated persons under which these persons may receive compensation awards in connection with the sale and distribution of the Fund's shares. These awards may include items such as, but not limited to, cash, gifts, merchandise, gift certificates, and payment of travel expenses, meals, and lodging. Any in-house sales incentive program will be conducted in accordance with the rules of the National Association of Securities Dealers, Inc. ("NASD").


The following section only applies to the 12b-1 shares of the Corporate Bond, Corporate Income, Government Securities, Heritage Money, High-Yield Bond, Minnesota Tax-Free, Short-Term Bond, Short-Term High Yield Bond, Short-Term Income, Short-Term Municipal Bond, Ultra Short-Term Income, Ultra Short-Term Municipal Income, and Wisconsin Tax-Free Funds.


                                DISTRIBUTION PLAN

The Fund has adopted a Rule 12b-1 Plan pursuant to Rule 12b-1 under the 1940 Act, ("Rule 12b-1 Plan") on behalf of the 12b-1 shares of the Fund. The Rule 12b-1 Plan authorizes the Fund, with respect to its 12b-1 shares, to make payments to the Distributor or others in connection with the distribution of its 12b-1 shares at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to its 12b-1 shares. However, under the Distribution Agreement for the 12b-1 Investor and Advisor Class shares of the Fund, payments to the Distributor under the Rule 12b-1 Plan are limited to payment at an annual rate equal to 0.25% of average daily net assets attributable to 12b-1 shares. Amounts received by the Distributor or others under the Distribution Agreement for the 12b-1 shares of the Fund may be spent for any activities or expenses primarily intended to result in the sale of 12b-1 shares or the servicing of shareholders, including, but not limited to: compensation and expenses, including overhead and telephone expenses, of employees of the Distributor who engage in or support the distribution of 12b-1 shares;

printing and distribution of prospectuses, statements of additional information and any supplements thereto, and shareholder reports to persons other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; holding seminars and sales meetings with wholesale and retail sales personnel, which are designed to promote the distribution of 12b-1 shares; and compensation of broker-dealers. These expenses also may include service fees paid to securities dealers or others who have a servicing agreement with the Fund and the Distributor or its affiliates who provide service or account maintenance to shareholders. The Distributor may determine the services to be provided by the broker-dealer to shareholders in connection with the sale of 12b-1 shares. All or any portion of the compensation paid to the Distributor may be reallocated by the Distributor to broker-dealers who sell 12b-1 shares. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

Investor and Advisor Class Shares. The Fund pays up to 0.25% per year of each Class' average daily net assets to the Distributor or others.

Class C Shares. The Fund pays the Distributor up to 1.00% per year of the class' average daily net assets, out of which 0.25% may be used for service fees. The 12b-1 fees also may be used to pay the Distributor for advancing commissions to securities dealers for the initial sale of Class C shares. The Distributor uses 12b-1 plan fees payable to it to pay third party financing entities that have provided financing to the Distributor in connection with advancing commissions to securities dealers.


The Rule 12b-1 plan is a compensation plan. It allows the Fund to pay a fee to the Distributor that may be more than the eligible expenses the Distributor has incurred at the time of the payment. The Distributor must, however, report to the board on how it has spent or has immediate plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plan, and shall not exceed the amount permitted to be paid under the rules of the NASD.

In addition to the payments to which the Distributor or others are entitled under the plan, the plan also provides that to the extent the Fund, the Advisor or the Distributor or other parties on behalf of the Fund, the Advisor or the Distributor make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of fund shares within the meaning of Rule 12b-1 under the 1940 Act, then these payments shall be deemed to have been made pursuant to the plan.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plan because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plan for administrative servicing or for agency transactions.

The Distributor must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.


The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1. The Rule 12b-1 Plan will continue in effect from year to year, provided that such continuance is approved annually by a vote of the Board of the Fund, and a majority of the Directors of the Fund who are not interested persons (as defined in the 1940
Act) of the Fund and have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreements related to the Rule 12b-1 Plan ("Rule 12b-1 Independent Directors"), cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plan. The Rule 12b-1 Plan may not be amended to increase materially the amount to be spent for the services described in the Rule 12b-1 Plan without the approval of the shareholders of 12b-1 shares of the Fund, and all material amendments to the Rule 12b-1 Plan must also be approved by the Directors in the manner described above. The Rule 12b-1 Plan may be terminated at any time, without payment of a penalty, by a vote of a majority of the Rule 12b-1 Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) on not more than 60 days' written notice to any other party to the Rule 12b-1 Plan. The Board of the Fund and the Rule 12b-1 Independent Directors have determined that, in their judgment, there is a reasonable likelihood that the Rule 12b-1 Plan will benefit the Fund and its shareholders of 12b-1 shares. Under the Rule 12b-1 Plan, the Distributor will provide the Board of Directors of the Fund and the Directors will review, at least quarterly, a written report of the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made. As part of their quarterly review of the Rule 12b-1 Plan, the Directors will consider the continued appropriateness of the Rule 12b-1 Plan and the level of compensation provided thereunder.

Note - the following table does not contain information on the Advisor Class shares of the Corporate Income, Minnesota Tax-Free, and Short-Term Income Funds because these Funds do not currently offer this class of shares. The table also does not contain information on the Class C shares of the Government Securities Fund, Minnesota Tax-Free Fund, Wisconsin Tax-Free Fund, and Short-Term Municipal Bond Fund because this class of shares was not offered by these Funds until December 26, 2002 and January 31, 2003, respectively.


The Fund paid the following distribution and service fees under its Rule 12b-1
Plan:

                                                                        ADVERTISING, PRINTING,
                                                                            AND MAILING OF
                                                                        PROSPECTUSES TO OTHER       COMPENSATION TO
                                     PAID BY                                 THAN CURRENT           BROKER-DEALERS
           FISCAL YEAR ENDED         FUND ($)         WAIVERS ($)          SHAREHOLDERS ($)              ($)
-------------------------------------------------------------------------------------------------------------------

Corporate Bond Fund - Advisor Class

10/31/00                                   12,861                  0                 0                  12,861
10/31/01                                   39,304                  0             4,706                  34,598
10/31/02                                   82,091                  0                 0                  80,530

Government Securities Fund - Advisor Class

10/31/00                                      147                  0                 0                     147
10/31/01                                    9,054                  0             2,336                   6,874
10/31/02                                  128,556              8,187             8,187                 107,533

Heritage Money Fund - Advisor Class/(1)/

10/31/00/(2)/                                  22                  0                 0                      22
10/31/01                                   30,812                 86             5,527                  25,199
10/31/02                                   50,721              1,768             1,768                  35,134

High-Yield Bond Fund - Advisor Class/(3)/

10/31/00/(4)/                                  87                  0                 0                      87
10/31/01                                   18,811                  0             2,868                  15,943
10/31/02                                   46,703                  0                 0                  45,216

Intermediate Municipal Bond Fund

10/31/01/(4)/                                 996                 988             998
10/31/02                                   36,563              36,563           36,563                       0

Short-Term Bond Fund - Advisor Class

10/31/00                                       31                  0                 0                      31
10/31/01                                    7,765                  0             1,868                   5,897
10/31/02                                   25,191                  0                 0                  25,017

Short-Term High Yield Bond Fund - Advisor Class/(3)/

10/31/00/(5)/                                  41                  0                 0                      41
10/31/01                                   19,722                  0             3,458                  16,264
10/31/02                                   59,504                  0                 0                  56,949
Ultra Short-Term Income Fund - Advisor Class

2/29/00/(6)/                                   33                  0                0                       33
10/31/00/(5)/                                  43                  0                0                       43
10/31/01                                   83,670                  0           15,708                   67,962
10/31/02                                  240,042                  0                0                  235,393

Ultra Short-Term Municipal Income Fund - Advisor Class/(7)/

10/31/00/(8)/                                  16                  0                0                       16
10/31/01                                    6,816                  0            1,695                    5,121
10/31/02                                   43,752                  0                0                   30,367

Wisconsin Tax-Free Fund - Investor Class/(9)/

10/31/01                                   18,990             18,990           18,990                        0
10/31/02                                 115,0980            115,098          115,098                        0

/(1)/  First offered on March 31, 2000.
/(2)/ For the seven-month fiscal period ended October 31, 2000. /(3)/ First offered on February 29, 2000.
/(4)/ For the three-month fiscal period ended October 31, 2001. /(5)/ For the eight-month fiscal period ended October 31, 2000. /(6)/ For the six-month fiscal period ended February 29, 2000. /(7)/ First offered on October 2, 2000.
/(8)/ For the 30-day fiscal period ended October 31, 2000. /(9)/ First offered on April 9, 2001.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's investment business and the negotiation of the commissions or other charges to be paid on such transactions. It is the policy of the Advisor to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Advisor or the Fund. In OTC transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained using a broker. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any. In selecting broker-dealers and in negotiating commissions, the Advisor considers a variety of factors, including best price and execution, the full range of brokerage and execution services provided by the broker, as well as its capital strength and stability, and the quality of the research and research services provided by the broker. Brokerage will not be allocated based on the sale of any shares of the Strong Funds. The Advisor may, at such time as it deems advisable, place trades with certain brokers with which it is affiliated, including the Distributor, under procedures adopted by the Fund's Board, which provide, in part, that the commissions received by the affiliated broker must be reasonable and fair compared to that received by non-affiliated brokers in similar transactions during a comparable time period.


The Advisor has adopted procedures that provide generally for the Advisor to seek to bunch orders for the purchase or sale of the same security for the Fund, other mutual funds managed by the Advisor, and other advisory clients (collectively, "client accounts"). The Advisor will bunch orders when it deems it to be appropriate and in the best interest of the client accounts. When a bunched order is filled in its entirety, each participating client account will participate at the average share price for the bunched order on the same business day, and transaction costs shall be shared pro rata based on each client's participation in the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro rata basis to each client account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions, and each participating account will participate at the average share price for the bunched order on the same business day.

Section 28(e) of the Securities Exchange Act of 1934, as amended, ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In carrying out the provisions of the Advisory Agreement, the Advisor may cause the Fund to pay a broker, who provides brokerage and research services to the Advisor, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Advisor believes it is important to its investment decision-making process to have access to independent research. The Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (1) the Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisor's overall responsibilities with respect to the accounts as to which it exercises investment discretion; (2) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Advisory Agreement; and (3) in the opinion of the Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. The investment management fee paid by the Fund under the Advisory Agreement is not reduced as a result of the Advisor's receipt of research services. To request a copy of the Advisor's Soft Dollar Practices, please call 1-800-368-3863.

The Advisor may engage in "step-out" and "give-up" brokerage transactions subject to best price and execution. In a step-out or give-up trade, an investment advisor directs trades to a broker-dealer who executes the transactions while a second broker-dealer clears and settles part or all of the transaction. The first broker-dealer then shares part of its commission with the second broker-dealer. The Advisor engages in step-out and give-up transactions primarily (1) to satisfy directed brokerage arrangements of certain of its client accounts and/or (2) to pay commissions to broker-dealers who supply research or analytical services.


When deemed appropriate or advisable by the Advisor, registered mutual funds managed by the Advisor ("Strong Funds") may purchase from, or sell to, any other Strong Fund, a portfolio security that is consistent with the Fund's investment objectives, policies and limitations. Such trades between mutual funds are conducted pursuant to Rule 17a-7 under 1940 Act. These transactions may benefit the Strong Funds by providing them with greater investment flexibility, including the ability to invest or raise cash without incurring transaction costs. The Board, including a majority of the disinterested directors, has approved procedures governing these transactions with respect to all of the Strong Funds.


Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are received primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer hardware and software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to the Advisor by or through brokers. Such brokers may pay for all or a portion of computer hardware and software costs relating to the pricing of securities.

Where the Advisor itself receives both administrative benefits and research and brokerage services from the services provided by brokers, it makes a good faith allocation between the administrative benefits and the research and brokerage services, and will pay for any administrative benefits with cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of the Advisor's allocation of the costs of such benefits and services between those that primarily benefit the Advisor and those that primarily benefit the Fund and other advisory clients.

From time to time, the Advisor may purchase new issues of securities for the Fund in a fixed income offering. In these situations, the seller may be a member of the selling group that will, in addition to selling the securities to the Fund and other advisory clients, provide the Advisor with research. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

At least annually, the Advisor considers the amount and nature of research and brokerage services provided by brokers, as well as the extent to which such services are relied upon, and attempts to allocate a portion of the brokerage business of the Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon the Advisor's evaluation of all applicable considerations.


The Advisor has informal arrangements with various brokers whereby, in consideration for providing research services and subject to Section 28(e), the Advisor allocates brokerage to those firms, provided that the value of any research and brokerage services was reasonable in relationship to the amount of commissions paid and was subject to best execution. In no case will the Advisor make binding commitments as to the level of brokerage commissions it will allocate to a broker, nor will it commit to pay cash if any informal targets are not met. The Advisor anticipates it will continue to enter into such brokerage arrangements.

The Advisor may direct the purchase of securities on behalf of the Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When the Advisor believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover, brokerage and custodial costs, and tax consequences to the client.


With respect to the Fund's foreign equity investing, if any, the Advisor is responsible for selecting brokers in connection with foreign securities transactions. The fixed commissions paid in connection with most foreign stock transactions are usually higher than negotiated commissions on U.S. stock transactions. Foreign stock exchanges and brokers are subject to less government supervision and regulation as compared with the U.S. exchanges and brokers. In addition, foreign security settlements may in some instances be subject to delays and related administrative uncertainties.


The Advisor places portfolio transactions for other advisory accounts, including other mutual funds managed by the Advisor. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Advisor in servicing the accounts of other clients and may or may not be used by the Advisor in connection with making investment decisions for the Fund. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts managed by the Advisor. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of the Advisor, such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Advisor are the Fund or other account's respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and expected liquidity needs, the availability of other competing investment opportunities, the size and number of investment positions generally held, transaction, custodial or other charges that may be incurred as a result of the transaction, tax considerations and the opinions of the persons responsible for recommending the investment.

From time to time, the Advisor may invest for a client in securities being offered in an initial or secondary public offering ("IPO"), if the portfolio manager team responsible for the account believes the investment is appropriate and desirable for that client. In making this judgment, the team generally considers, among other things, the client's investment objectives, restrictions and tax circumstances; the client's tolerance for risk and high portfolio turnover; the nature, size and investment merits of the IPO; the size of the client's account, cash availability, other holdings, asset allocation and other current or expected competing investment opportunities that may be available for the account; if the portfolio manager team contemplates holding the investment for the client's account, as opposed to immediately selling it, whether a meaningful position in the IPO securities could be obtained for the account; and expected transaction, custodial and other costs to the client in making the investment. The team also may consider the number and nature of the account's past participation in IPOs and any indicators of the client's contribution to the availability of the particular investment opportunity or IPO investment opportunities generally, including the amount of brokerage commissions and underwriter compensation generated by the client account. After weighing these and other relevant factors, the portfolio manager team may decide to invest in a particular IPO for some but not all clients, or for no clients. IPO investments made by a team for two or more clients may be in amounts that are not equal or proportionate to the participating account's asset size. Other portfolio manager teams may make different investment decisions for their clients about the same IPO. A Fund or other client's access to profitable IPOs may be limited. Investing in IPOs is risky, and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of more established companies. In addition, when a Fund or other client account is small, profitable IPOs may greatly increase the Fund or account's total return, but the same level of performance is not likely to be achieved when an account grows larger.

"Hot issues" are IPOs that trade at a premium when secondary market trading begins. Typically, the demand for "hot issues" exceeds the supply, and the amount of any "hot issue" IPO made available to an investment manager like the Advisor is usually limited. In addition, IPO underwriters tend to offer "hot issues" on a priority basis to investors that have invested or are likely to invest in other offerings underwritten by the same firm or that have executed a significant volume of trades through the firm. A portfolio manager team may seek to buy larger amounts of "hot issue" IPOs for those clients whose past trading, investing and other activities have contributed to the availability to the Advisor of a specific "hot issue" IPO or to "hot issue" IPOs generally.

Each portfolio manager team places its clients' orders for a particular IPO with the Advisor's trading desk, and the trading desk seeks to fill those orders together. If the trading desk is not able to obtain the total amount of securities needed to fill all orders, the shares actually obtained are allocated by the trading desk among the client accounts participating in the order in accordance with an allocation percentage established for each such client account by the trading desk. The allocation percentages are determined using a pre-established formula which gives primary weight to the amount of equity assets under management (including cash available for investment on the date the IPO is priced) in the client's account, with lesser weight given to the brokerage commissions generated by all trading for the client account and to underwriting compensation paid by the client account over the last twelve months. The trading desk then allocates to each participating client account the assigned allocation percentage of the amount of the limited availability IPO securities obtained by the Advisor for all clients or, if less, the amount of the IPO securities initially ordered for that client account. To avoid allocations of "odd lot" positions or fractional shares, each client's allocation is also rounded down to the nearest 100-share lot. Any unallocated securities remaining are distributed on a random basis in minimum lots of 100 shares to those participating client accounts that did not qualify for a 100 share or greater allocation based on their allocation percentage.

The Advisor's policy and procedures for allocating IPO investment opportunities, including "hot issues," are designed to ensure that all clients are treated fairly and equitably over time. The Advisor does not, however, allocate IPO investment opportunities or limited availability IPO securities made available to the Advisor among its clients in equal amounts or pro rata based on the size of an account's assets. Under the Advisor's IPO allocation policy, certain clients, including private investment funds or so-called "hedge funds," may receive a greater share than other clients (in proportion to the size of their account assets) of the IPO investment opportunities available to the Advisor, including "hot issue" IPOs. In addition, the Advisor generally will not invest in IPOs for clients whose accounts are managed pursuant to wrap fee and other programs sponsored by broker-dealers or other financial professionals.

The Advisor's policy generally will result in greater IPO allocations (as a percentage of client assets under management) to clients whose accounts are actively traded. Clients receiving greater IPO allocations are likely to include hedge funds or other accounts managed by the Advisor that pay the Advisor higher account management fees, including performance fees.


Transactions in futures contracts are executed through futures commission merchants ("FCMs"). The Fund's procedures in selecting FCMs to execute the Fund's transactions in futures contracts are similar to those in effect with respect to brokerage transactions in securities.

At such time as the Advisor deems it advisable, the Fund may participate in a program with State Street Brokerage Services, Inc. ("State Street Brokerage") under which the Fund would receive a credit for part of the brokerage commission paid in any brokerage transaction directed to participating brokers. The credit is applied to Fund expenses payable to the Fund's third-party service providers other than the Advisor or its affiliates. The credit may be applied to the fees of the Fund's custodian, which is an affiliate of State Street Brokerage. Neither the Advisor nor its affiliates receive any direct or indirect benefit from this arrangement.

Note: The Corporate Income, Florida Municipal Money Market, Minnesota Tax-Free, and Short-Term Income Funds are not included in the table below because these Funds were not offered for sale until October 31, 2002, November 29, 2002, December 26, 2002, and October 31, 2002, respectively.

The Fund paid the following brokerage commissions for the time periods indicated:

         FISCAL YEAR ENDED                       BROKERAGE COMMISSIONS ($)
--------------------------------------------------------------------------------

Corporate Bond Fund

10/31/00                                                  126,482
10/31/01                                                  142,778
10/31/02                                                  158,678

Government Securities Fund

10/31/00                                                  314,044
10/31/01                                                  357,607
10/31/02                                                  532,016

Heritage Money Fund

2/29/00                                                         0
10/31/00/(1)/                                                   0
10/31/01                                                        0
10/31/02                                                        0

High-Yield Bond Fund

10/31/00                                                    1,200
10/31/01                                                   14,944
10/31/02                                                    8,871

High-Yield Municipal Bond Fund

8/31/00                                                        12
10/31/00/(2)/                                                   0
10/31/01                                                   10,474
10/31/02                                                    1,634

Intermediate Municipal Bond Fund

10/31/01/(3)/                                                 180
10/31/02                                                      218

Money Market Fund

2/29/00                                                         0
10/31/00/(1)/                                                   0
10/31/01                                                        0
10/31/02                                                        0

Municipal Bond Fund

8/31/00                                                        31

10/31/00/(2)/                                               6,436
10/31/01                                                   28,217
10/31/02                                                   11,958

Municipal Money Market Fund

2/29/00                                                         0
10/31/00/(1)/                                                   0
10/31/01                                                        0
10/31/02                                                        0

Short-Term Bond Fund

10/31/00                                                   86,933
10/31/01                                                   66,222
10/31/02                                                   70,859

Short-Term High Yield Bond Fund

10/31/00                                                        0
10/31/01                                                    8,870
10/31/02                                                    3,180

Short-Term High Yield Municipal Fund

8/31/00                                                         5
10/31/00/(2)/                                                 455
10/31/01                                                    1,366
10/31/02                                                      228

Short-Term Municipal Bond Fund

8/31/00                                                         4
10/31/00/(2)/                                                 455
10/31/01                                                    9,092
10/31/02                                                   10,132

Tax-Free Money Fund

10/31/01/(4)/                                                   0
10/31/02                                                        0

Ultra Short-Term Income Fund

2/29/00                                                    66,060
10/31/00/(1)/                                              25,746
10/31/01                                                   61,565
10/31/02                                                   41,755

Ultra Short-Term Municipal Income Fund

2/29/00                                                     5,075
10/31/00/(1)/                                               2,980
10/31/01                                                    1,518
10/31/02                                                   12,749

Wisconsin Tax-Free Fund

10/31/01/(5)/                                                 410
10/31/02                                                    1,924

/(1)/     For the eight-month fiscal period ended October 31, 2000.
/(2)/     For the two-month fiscal period ended October 31, 2000.
/(3)/     For the three-month fiscal period ended October 31, 2001.
/(4)/     For the ten-month fiscal period ended October 31, 2001.
/(5)/     For the six-month fiscal period ended October 31, 2001.

Unless otherwise noted below, the Fund has not acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.

  REGULAR BROKER OR DEALER (OR PARENT) ISSUER       VALUE OF SECURITIES OWNED AS OF OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Company               $27,982,204 (Strong Heritage Money Fund)
Salomon Smith Barney, Inc.                         $22,994,378 (Strong Money Market Fund)
Morgan Stanley Dean Witter & Company               $21,986,018 (Strong Money Market Fund)
Bear, Stearns & Company, Inc.                      $19,823,920 (Strong Ultra Short-Term Income Fund)
Morgan Stanley Dean Witter & Company               $19,305,540 (Strong Ultra Short-Term Income Fund)

Note: The Corporate Income, Florida Municipal Money Market, Minnesota Tax-Free, and Short-Term Income Funds are not included in the table below because these Funds were not offered for sale until October 31, 2002, November 29, 2002, December 26, 2002, and October 31, 2002, respectively.

The table below shows the following Fund's portfolio turnover rate for the last two fiscal periods.

FUND                                                   OCTOBER 31, 2002       OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------
Corporate Bond                                                  411.46%                 341.4%
Government Securities                                           519.23%                 552.2%
High-Yield Bond                                                 120.34%                 114.4%
High-Yield Municipal Bond                                        35.72%                  24.9%
Intermediate Municipal Bond                                     225.22%                 114.6%/(1)/
Municipal Bond                                                   95.10%                 118.3%
Short-Term Bond                                                 154.28%                 129.3%
Short-Term High Yield Bond                                       86.09%                  72.9%
Short-Term High Yield Municipal                                  68.89%                  62.8%
Short-Term Municipal Bond                                        68.21%                  73.7%
Ultra Short-Term Income                                          49.51%                  69.6%
Ultra Short-Term Municipal Income                                75.61%                  71.3%
Wisconsin Tax-Free                                               95.28%                  53.8%/(2)/

/(1)/     For the three-month fiscal period ended October 31, 2001.
/(2)/     For the six-month fiscal period ended October 31, 2001.

                                    CUSTODIAN

As custodian of the Fund's assets, State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO, 64105, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Fund. In addition, the Fund, with the approval of the Board of Directors and subject to the rules of the SEC, may have sub custodians in those foreign countries in which their respective assets may be invested. The custodian and, if applicable, the subcustodian are in no way responsible for any of the investment policies or decisions of the Fund.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

The Administrator, P.O. Box 2936, Milwaukee, WI 53201, acts as transfer agent and dividend-disbursing agent for the Fund. The Administrator is an affiliated entity of the Advisor and Distributor. The Administrator is compensated as follows:

          FUND TYPE/SHARE CLASS                                             FEE/(1)/
---------------------------------------------------------------------------------------------------------------------
Investor Class shares of Money Funds      $32.50 annual open account fee, $4.20 annual closed account fee.
---------------------------------------------------------------------------------------------------------------------
Investor Class shares of Income Funds     $31.50 annual open account fee, $4.20 annual closed account fee.
---------------------------------------------------------------------------------------------------------------------
Advisor Class shares/(2)/                 0.20% of the average daily net asset value of all Advisor Class shares.
---------------------------------------------------------------------------------------------------------------------
Institutional Class shares                0.015% of the average daily net asset value of all Institutional Class shares.
---------------------------------------------------------------------------------------------------------------------
Class C shares                            0.20% of the average daily net asset value of all Class C shares.
---------------------------------------------------------------------------------------------------------------------

/(1)/ Plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications.
/(2)/ Excluding the Strong Heritage Money Fund. The fee for the Heritage Money Fund is 0.015% of the average daily net asset value of all Advisor Class shares.

The fees received and the services provided by the Administrator as transfer agent and dividend disbursing agent for the Fund are in addition to those received and provided by the Administrator under the Administration Agreement.

From time to time, the Fund, directly or indirectly through arrangements with the Administrator, and/or the Administrator may pay fees to third parties, which may include affiliates of the Advisor, that provide transfer agent type services and other administrative services to persons who beneficially own interests in the Fund, such as participants in 401(k) plans, participants in 529 plans, and shareholders who invest through other financial intermediaries. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting proxy statements, annual reports, updated prospectuses and other communications regarding the Fund, and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying the Administrator for providing these services to Fund shareholders; however, the Administrator may pay to the third party amounts in excess of such limitation out of its own profits.

Note -The table does not contain information on the Corporate Income, Minnesota Tax-Free, Florida Municipal Money Market, or Short-Term Income Funds because these Funds were not offered for sale until October 31, 2002, December 26, 2002, November 29, 2002, and October 31, 2002, respectively. The table also does not contain information on the Class C shares of the Government Securities or Wisconsin Tax-Free Funds, or the Short-Term Municipal Bond Fund because this class of shares was not offered for sale until December 26, 2002 and January 31, 2003, respectively.

The Fund paid the following amounts for the time periods indicated for transfer agency and dividend disbursing and printing and mailing services. From time to time, the Administrator may waive all or a portion of its transfer agent and dividend disbursing agent fee and may voluntarily absorb expenses for the Fund.

                                              OUT-OF-POCKET   PRINTING/MAILING                       TOTAL COST AFTER
        FUND                   FEE($)          EXPENSES ($)     SERVICES ($)            WAIVER ($)       WAIVER ($)
----------------------------------------------------------------------------------------------------------------------

Corporate Bond Fund - Investor Class

10/31/00                      2,073,570              48,801              2,310                   0          2,124,681
10/31/01                      2,767,048              28,729            335,012                   0          3,130,789
10/31/02                      2,980,099              65,005            387,306                   0          3,432,410

Corporate Bond Fund - Advisor Class

10/31/00                         10,289                   4                  0                   0             10,293
10/31/01                         31,443                  64             25,338                 621             56,224
10/31/02                         64,874                 319              6,995               3,420             68,768

Corporate Bond Fund - Institutional Class

10/31/00                            486                 190                  0                   0                676
10/31/01                          2,416               4,632              2,609                   0              9,657
10/31/02                         17,272              15,582             45,928               2,239             76,543

Government Securities Fund - Investor Class

10/31/00                      3,059,977              39,191              1,975                   0          3,101,143
10/31/01                      3,672,977              17,446            284,357                   0          3,974,780
10/31/02                      4,358,385              67,221            422,043                   0          4,847,649

Government Securities Fund - Advisor Class

10/31/00                            118                  14                  0                   0                132
10/31/01                          7,243                  51              9,356               1,326             15,324
10/31/02                         86,329                 421             11,347                 272             97,825

Government Securities Fund - Institutional Class

10/31/00                          1,811                 180                  0                   0              1,991
10/31/01                          7,018               3,903             22,261                   0             33,182
10/31/02                         19,772              10,949             32,284                   0             63,005

Heritage Money Fund - Investor Class

2/29/00                         400,608             240,845              1,629             643,082                  0
10/31/00/(1)/                   306,992             170,967                745              34,330            444,374
10/31/01                        458,452              92,223            148,869                   3            699,541
10/31/02                        464,563              45,268            116,698                   0            626,529

Heritage Money Fund - Advisor Class/(2)/

10/31/00/(3)/                         1                  28                  0                   1                 28
10/31/01                          1,849               8,834             16,531              10,079             17,135
10/31/02                          3,413               8,486              4,895              16,589                205

Heritage Money Fund - Institutional Class/(2)/

10/31/00/(3)/                    13,736               3,645                  0              13,713              3,668
10/31/01                         66,625              60,949             32,044              81,404             78,214
10/31/02                        139,787              47,595              8,908              88,264            108,026

High-Yield Bond Fund - Investor Class

10/31/00                      1,242,643              31,807              1,543                   0          1,275,993
10/31/01                      1,756,129              15,036            251,667                   0          2,022,832
10/31/02                      1,940,527              42,972            273,465                   0          2,256,964

High-Yield Bond Fund - Advisor Class/(4)/

10/31/00/(1)/                        70                   3                  0                   0                 73
10/31/01                         15,048                  83             36,121              22,861             28,391
10/31/02                         36,427                 240              9,525               4,369             41,823

High-Yield Bond Fund - Institutional Class/(5)/

10/31/01/(6)/                       210                  41                271                   0                522
10/31/02                          7,013                 324              6,982                   0             14,319

High-Yield Municipal Bond Fund - Investor Class

 8/31/00                        420,155              23,983                954                   0            445,092
10/31/00/(7)/                    62,739                 240                  0                   0             62,979
10/31/01                        311,480               5,114            140,813                   0            457,407
10/31/02                        238,149              10,550             63,039               1,553            310,185

Intermediate Municipal Bond Fund - Investor Class/(5)/

10/31/01/(6)/                       398                   9              2,000               1,527                880
10/31/02                          8,635                 572              1,663              10,870                  0

Money Market Fund - Investor Class

2/29/00                       4,887,805             890,952             16,899           1,781,251          4,014,405
10/31/00/(1)/                 3,420,849             452,288              7,638           1,350,121          2,530,654
10/31/01                      5,670,975             209,217          1,325,530           4,005,497          3,200,225
10/31/02                      5,887,353             326,603          1,154,916           2,652,238          4,716,634

Municipal Bond Fund - Investor Class

 8/31/00                        329,410              21,365                967                   0            351,743
10/31/00/(7)/                    47,887                 235                  0                   0             48,122
10/31/01                        270,137               5,548            132,842                   0            408,527
10/31/02                        242,962              13,473             74,202                   0            330,637

Municipal Money Market Fund - Investor Class

2/29/00                         842,430             539,402              3,439                   0          1,385,271
10/31/00/(1)/                   590,567             469,649              1,616                   0          1,061,832
10/31/01                        876,147             166,001            294,539                   0          1,336,687
10/31/02                        849,059             173,917            244,486                   0          1,267,462

Short-Term Bond Fund - Investor Class

10/31/00                      2,075,050              98,012              4,010                   0          2,177,072
10/31/01                      2,171,687              31,380            519,577                   0          2,722,644
10/31/02                      2,160,481              87,730            382,157                   0          2,630,368

Short-Term Bond Fund - Advisor Class

10/31/00                             25                   1                  0                   0                 26
10/31/01                          6,212                  37              7,137                 571             12,815
10/31/02                         19,923                  81              2,167                 932             21,239

Short-Term Bond Fund - Institutional Class

10/31/00                          2,936                 226                  1                   0              3,163
10/31/01                          8,122               2,022              5,886                   0             16,030
10/31/02                         16,107               6,799             14,492                   0             37,398

Short-Term High Yield Bond Fund - Investor Class

10/31/00                        345,383              21,822                470                   0            367,675
10/31/01                        480,352               7,177             76,815                   0            564,344
10/31/02                        625,885              18,273             92,130                   0            736,288

Short-Term High Yield Bond Fund - Advisor Class/(4)/

10/31/00/(1)/                        33                   0                  0                   0                 33
10/31/01                         15,778                  67             12,532               2,057             26,320
10/31/02                         45,312                 117              6,202               3,721             47,910

Short-Term High Yield Municipal Fund - Investor Class

8/31/00                          70,864               7,622                144                   0             78,630
10/31/00/(7)/                    10,481                 599                  0                   0             11,080
10/31/01                         53,758               1,805             25,240                   0             80,803
10/31/02                         59,647               3,730             13,903                   0             77,280

Short-Term Municipal Bond Fund - Investor Class

8/31/00                         193,524              17,283                463                   0            211,270
10/31/00/(7)/                    29,740               2,483                  0                   0             32,223
10/31/01                        205,331               4,736             77,561                   0            287,628
10/31/02                        277,008              13,325             69,587                   0            359,920

Tax-Free Money Fund - Investor Class

10/31/01/(8)/                     9,987               1,130             12,023              13,874              9,266
10/31/02                         28,304               8,542              7,637              29,627             14,856

Ultra Short-Term Income Fund - Investor Class

2/29/00                       1,432,696             341,469              8,365                   0          1,782,530
10/31/00/(1)/                 1,838,553             152,896              3,638                   0          1,995,087
10/31/01                      3,086,582              81,386            679,275                   0          3,847,243
10/31/02                      3,693,197             177,301            688,503                   0          4,559,001

Ultra Short-Term Income Fund - Advisor Class

2/29/00/(9)/                         26                   3                  0                   0                 29
10/31/00/(1)/                        35                   2                  0                   0                 37
10/31/01                         66,984                  95             19,739                  40             86,778
10/31/02                        186,184                 470             11,486                 296            197,844

Ultra Short-Term Income Fund - Institutional Class

2/29/00/(9)/                     12,601               2,076                  0                   0             14,677
10/31/00/(1)/                    32,815               1,166                  1                   0             33,982
10/31/01                         81,624               1,152              9,754                   0             92,530
10/31/02                         90,589               4,721             12,049                   0            107,359

Ultra Short-Term Municipal Income Fund - Investor Class

2/29/00                         398,606             108,675              1,352             508,633                  0
10/31/00/(1)/                   255,552              71,683                592             160,218            167,609
10/31/01                        360,747              17,755            131,436                   0            509,938
10/31/02                        412,506              29,203             89,939                   0            531,648

Ultra Short-Term Municipal Income Fund - Advisor Class/(10)/

10/31/00/(11)/                       13                   1                  0                   0                 14
10/31/01                          5,453                  18              1,155                   6              6,620
10/31/02                         31,421                  62                861                   0             32,344

Ultra Short-Term Municipal Income Fund - Institutional Class/(12)/

10/31/00/(13)/                   14,292                 597                  0                   0             14,889
10/31/01                         63,360                 135              1,145                   0             64,640
10/31/02                         57,628                 603              1,412                   0             59,643

Wisconsin Tax-Free Money Fund - Investor Class/(14)/

10/31/01/(15)/                    4,599                 375             27,720              26,715              5,979
10/31/02                         24,480               1,525              6,806              32,811                  0

/(1)/     For the eight-month fiscal period ended October 31, 2000.
/(2)/     First offered on March 31, 2000.
/(3)/     For the seven-month fiscal period ended October 1, 2000.
/(4)/     First offered on February, 29, 2000.
/(5)/     First offered on July 31, 2001.
/(6)/     For the three-month fiscal period ended October 31, 2001.
/(7)/     For the two-month fiscal period ended October 31, 2000.
/(8)/     For the ten-month fiscal period ended October 31, 2001.
/(9)/     For the six-month fiscal period ended February 29, 2000.
/(10)/    First offered on October 2, 2000.
/(11)/    For the 30-day fiscal period ended October 31, 2000.
/(12)/    First offered on July 31, 2000.
/(13)/    For the three-month fiscal period ended October 31, 2000.
/(14)/    First offered on April 6, 2000.
/(15)/    For the six-month fiscal period ended October 31, 2001.


                                      TAXES

GENERAL

The Fund intends to qualify annually for treatment as a regulated investment company (RIC) under Subchapter M of the IRC. If so qualified, the Fund will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner. This qualification does not involve government supervision of the Fund's management practices or policies. If, in any taxable year, the Fund does not qualify as a RIC under Subchapter M: (1) the Fund would be taxed at normal federal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to its shareholders, and (2) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to its shareholders (other than tax-exempt shareholders and shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gains dividends). The following federal tax discussion is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders. These tax provisions are subject to change by legislative or administrative action at the federal, state, or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's investment in the Fund. Because the Fund's taxes are a complex matter, you should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state, and local tax consequences to shareholders of an investment in the Fund.


In order to qualify for treatment as a RIC under the IRC, the Fund must distribute to its shareholders for each taxable year the sum of at least 90% of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gains, and net gains from certain foreign currency transactions, if applicable) and 90% of its net tax-exempt income ("Distribution Requirement"), and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities (or foreign currencies if applicable) or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. There is a 30-day period after the end of each quarter (with the exception of the first quarter after a Fund's inception) in which to cure any non-compliance with these requirements. From time to time the Advisor may find it necessary to make certain types of investments for the purpose of ensuring that the Fund continues to qualify for treatment as a RIC under the IRC.

If Fund shares are sold at a loss after being held for 6 months or less, the loss will be disallowed to the extent of any exempt interest dividends received on those shares. Any portion of such a loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


The Fund's distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund may make additional distributions if necessary to avoid imposition of the Excise Tax on undistributed income and gains.


All or a portion of a sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of these shares within 90 days after their purchase to the extent shares of the Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of this sales charge will increase the shareholder's tax basis in the shares subsequently acquired. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if the shareholder purchases other shares of the Fund (whether through reinvestment of distributions or otherwise) or acquires or enters into a contract or option to acquire securities that are substantially identical to shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.


DERIVATIVE INSTRUMENTS

The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, if applicable, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies, if any (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts, if applicable, derived by the Fund with respect to its business of investing in securities or foreign currencies, if applicable, will qualify as permissible income under the Income Requirement.

For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on options, futures, or forward currency contracts, if any, that are subject to section 1256 of the IRC ("Section 1256 Contracts") and are held by the Fund as of the end of the year, as well as gains and losses on Section 1256 Contracts actually realized during the year. Except for Section 1256 Contracts that are part of a "mixed straddle" and with respect to which the Fund makes a certain election, any gain or loss recognized with respect to Section 1256 Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Section 1256 Contract.


The following section applies to the Corporate Bond, Corporate Income, Government Securities, High-Yield Bond, Short-Term Bond, Short-Term High Yield Bond, Short-Term Income, and Ultra Short-Term Income Funds only.


FOREIGN TRANSACTIONS

Dividends and interest received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. The Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Fund would report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

The Fund holding foreign securities in its investment portfolio maintains its accounts and calculates its income in U.S. dollars. In general, gain or loss (1) from the disposition of foreign currencies and forward currency contracts, (2) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (3) attributable to fluctuations in exchange rates between the time the Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss. A foreign-currency-denominated debt security acquired by the Fund may bear interest at a high normal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations; in that case, the Fund would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).


The Fund may invest in the stock of "passive foreign investment companies" ("PFICs") in accordance with its investment objective, policies and restrictions. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund may be subject to federal income tax on a portion of any "excess distribution" (which is made up of a defined part of distributions to shareholders of the PFIC and any gain on their disposition of the PFIC stock, plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed to its shareholders to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The following section applies to the Florida Municipal Money Market, High-Yield Municipal Bond, Intermediate Municipal Bond, Minnesota Tax-Free, Municipal Bond, Municipal Money Market, Short-Term High Yield Municipal, Short-Term Municipal Bond, Tax-Free Money, Ultra Short-Term Municipal Income, and Wisconsin Tax-Free Funds only.

MUNICIPAL SECURITIES

A substantial portion of the dividends paid by the Fund will qualify as federal tax-exempt interest dividends and thus will be excludable from gross income by its shareholders for federal income tax purposes, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the IRC; the Fund intends to continue to satisfy this requirement. The aggregate dividends excludable from the Fund's shareholders' federal gross income may not exceed the Fund's net tax-exempt income. The shareholders' treatment of dividends from the Fund under local and state income tax laws may differ from the treatment thereof under the IRC.

Tax-exempt interest attributable to certain private activity bonds ("PABs") (including, in the case of a RIC receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that RIC) is subject to the federal alternative minimum tax. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that tax without regard to whether the Fund's tax-exempt interest was attributable to such bonds. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisors before purchasing shares of the Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.


The Fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). Market discount generally arises when the value of the bond declines after issuance (typically, because of an increase in prevailing interest rates or a decline in the issuer's creditworthiness). Gain on the disposition of a municipal market discount bond purchased by the Fund after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

PASS-THROUGH INCOME TAX EXEMPTION

Most state laws provide a pass-through to mutual fund shareholders of the state and local income tax exemption afforded owners of direct U.S. government obligations. You will be notified annually of the percentage of a Fund's income that is derived from U.S. government securities.

PURCHASES IN KIND

Shares of the Fund may be purchased "in kind," subject to the Advisor's approval and its determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund's valuation policies. In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in kind purchase will be valued at market value. The Advisor cannot predict whether securities acquired in any in kind purchase will have unrealized gains or losses on the date of the in kind purchase. Consistent with its duties, the Advisor will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Fund. In general, investors transferring securities for shares will recognize gain or loss on an "in kind" purchase of the Fund.

USE OF TAX-LOT ACCOUNTING

When sell decisions are made by the Fund's portfolio manager, the Advisor generally sells the tax lots of the Fund's securities that results in the lowest amount of taxes to be paid by the shareholders on the Fund's capital gain distributions. The Advisor uses tax-lot accounting to identify and sell the tax lots of a security that have the highest cost basis and/or longest holding period to minimize adverse tax consequences to the Fund's shareholders. However, if the Fund has a capital loss carry forward position, the Advisor would reverse its strategy and sell the tax lots of a security that have the lowest cost basis and/or shortest holding period to maximize the use of the Fund's capital loss carry forward position.


The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.


ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

The Fund may acquire zero-coupon, step-coupon, or other securities issued with original issue discount. As a holder of those securities, the Fund must include in its income the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its income securities it receives as "interest" on pay-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions may be made from the proceeds on sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income or net capital gain, or both.

                        DETERMINATION OF NET ASSET VALUE


Generally, when an investor makes any purchases, sales, or exchanges, the price of the investor's shares will be the net asset value ("NAV") next determined after the transfer agent receives a request in proper form (which includes receipt of all necessary and appropriate documentation and subject to available funds), plus any applicable sales charges. If the transfer agent receives such a request prior to the close of the New York Stock Exchange ("NYSE") on a day on which the NYSE is open, the share price will be the NAV determined that day. The NAV for each Fund or each class of shares is normally determined as of 3:00 p.m., Central Time ("CT") each day the NYSE is open. The NYSE is open for trading Monday through Friday except New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. The Fund reserves the right to change the time at which purchases, redemptions, and exchanges are priced if the NYSE closes at a time other than 3:00 p.m. CT or if an emergency exists. The NAV of each class of shares of a Fund is calculated by taking the value of the Fund's total assets attributable to that class, subtracting all of the Fund's liabilities attributable to that class, and dividing by the total number of shares outstanding of that class. Expenses are accrued daily and applied when determining the NAV. The Fund's portfolio securities are valued based on market value or at fair value under the supervision of the Fund's Board.

The following paragraph applies to the Corporate Bond, Corporate Income, Government Securities, High-Yield Bond, Short-Term Bond, Short-Term High Yield Bond, Short-Term Income, and Ultra Short-Term Income Funds only.
Securities quoted in foreign currency are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund's NAV on that day. If events that materially affect the value of the Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board.

The following paragraph applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.
Debt securities are valued by pricing services that utilize electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, ask or bid prices are used to determine the market value of debt securities. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board. Debt securities having remaining maturities of 60 days or less may be valued by the amortized cost method when the Board determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

The following paragraph applies to the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds only.

The Fund values its securities on the amortized cost basis and seeks to maintain its net asset value at a constant $1.00 per share. In the event a difference of 1/2 of 1% or more were to occur between the net asset value calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other deviation which the Fund's Board believed would result in a material dilution to shareholders or purchasers, the Board would consider taking any one or more of the following actions or any other action considered appropriate: selling portfolio securities to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in kind, or utilizing a value per unit based upon available indications of market value. Available indications of market value may include, among other things, quotations or market value estimates of securities and/or values based on yield data relating to money market securities that are published by reputable sources.


                       ADDITIONAL SHAREHOLDER INFORMATION

ADDRESS CHANGES BY TELEPHONE

If you notify us by phone of your address change, your account(s) will be subject to a 15-day hold period to ensure that the change of address is genuine. During this period, you will not be able to make redemptions to your new address by phone. You can still request a redemption be sent to an unchanged bank address. Dividend checks will be sent to the new address. If you need to make a redemption to your new address during this hold period, please call for instructions.

BROKERS RECEIPT OF PURCHASE AND REDEMPTION ORDERS

The Fund has authorized certain brokers to accept purchase and redemption orders on the Fund's behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

DEPOSIT OF UNSPECIFIED FUNDS FOR INVESTMENT


When all or a portion of a purchase is received for investment without a clear fund designation or for investment in one of our closed classes or Funds, we will deposit the undesignated portion or the entire amount, as applicable, into the Strong Money Market Fund and attempt to contact you to clarify your investment decision. We will mail you a letter, in addition to your confirmation statement, to confirm the purchase of the Strong Money Market Fund and provide you with your investment options. Unless you later direct Strong to purchase shares of another Strong Fund or redeem shares of the Strong Money Market Fund, at the next NAV calculated after we accept your order to do so, and return the proceeds to you, we will treat your inaction as approval of the purchase and your investment will remain in the Strong Money Market Fund.

The following paragraph applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.


DOLLAR COST AVERAGING

Strong Funds' Automatic Investment Plan, Payroll Direct Deposit Plan, and Automatic Exchange Plan are methods of implementing dollar cost averaging. Dollar cost averaging is an investment strategy that involves investing a fixed amount of money at regular time intervals. By always investing the same set amount, an investor will be purchasing more shares when the price is low and fewer shares when the price is high. Ultimately, by using this principle in conjunction with fluctuations in share price, an investor's average cost per share may be less than the average transaction price. A program of regular investment cannot ensure a profit or protect against a loss during declining markets. Since such a program involves continuous investment regardless of fluctuating share values, investors should consider their ability to continue the program through periods of both low and high share-price levels. These methods are unavailable for Institutional Class accounts.

FEDERAL RESERVE SYSTEM


The Fund may not accept transactions involving the federal reserve system, such as wire and Payroll Direct Deposit transactions, placed on days the federal reserve system is closed. These transactions may be accepted the next business day the federal reserve system is open. Redemptions involving the federal reserve system such as redemptions by wire, may also be delayed when the federal reserve system is closed.


FEE WAIVERS


The Fund, the Advisor, and/or the Administrator may waive some or all fees in certain conditions where the application of the fee would not serve its purpose.


FINANCIAL INTERMEDIARIES

If an investor purchases or redeems shares of the Fund through a financial intermediary, certain features of the Fund relating to such transactions may not be available or may be modified. In addition, certain operational policies of the Fund, including those related to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Fund and may vary among intermediaries. Please consult your financial intermediary for more information regarding these matters. In addition, the Fund may pay, directly or indirectly through arrangements with the Advisor, amounts to financial intermediaries that provide transfer agent type and/or other administrative services to their customers. The Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund; however, the Advisor may pay to the financial intermediary amounts in excess of such limitation out of its own profits. Certain financial intermediaries may charge an advisory, transaction, or other fee for their services. Investors will not be charged for such fees if investors purchase or redeem Fund shares directly from the Fund without the intervention of a financial intermediary.

FUND REDEMPTIONS


Shareholders can gain access to the money in their accounts by selling (also called redeeming) some or all of their shares by mail, facsimile, telephone, computer, automatic withdrawals, through a broker-dealer, or by writing a check (assuming these options are available for the Fund and class and all the appropriate documents and requirements have been met for these account options). After a redemption request is processed, the proceeds from the sale will normally be sent on the next business day. Under certain circumstances described in the prospectus, the proceeds may be delayed up to seven days, or longer. If no direction is provided as to how and where the proceeds should be delivered to you, we will mail a check to the address on your account.


MOVING ACCOUNT OPTIONS AND INFORMATION

When establishing a new account (other than an Institutional Class account) by exchanging funds from an existing Strong Funds account, some account options (such as check writing, the exchange option, Express PurchaseSM, and the redemption option), if existing on the account from which money is exchanged, will automatically be made available on the new account unless the shareholder indicates otherwise, or the option is not available on the new account. Subject to applicable Strong Funds policies, other account options, including automatic investment, automatic exchange, and systematic withdrawal, may be moved to the new account at the request of the shareholder. These options are not available for Institutional Class accounts. If allowed by Strong Funds policies (i) once the account options are established on the new account, the shareholder may modify or amend the options, and (ii) account options may be moved or added from one existing account to another new or existing account. Account information, such as the shareholder's address of record and Social Security number, will be copied from the existing account to the new account.

PROMOTIONAL ITEMS


From time to time, the Advisor and/or Distributor may give de minimis gifts or other immaterial consideration to investors who open new accounts or add to existing accounts with the Strong Funds. In addition, from time to time, the Advisor and/or Distributor, alone or with other entities or persons, may sponsor, participate in conducting, or be involved with sweepstakes, give-aways, contests, incentive promotions, or other similar programs ("Give-Aways"). This is done in order to, among other reasons, increase the number of users of and visits to the Fund's Internet web site. As part of the Give-Aways, persons may receive cash or other awards including without limitation, gifts, merchandise, gift certificates, travel, meals, and lodging paid for by the

Advisor and/or its affiliates. Under the Advisor's and Distributor's standard rules for Give-Aways, their employees, subsidiaries, advertising and promotion agencies, and members of their immediate families are not eligible to enter the Give-Aways.


REDEMPTION IN KIND

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments in excess of the amounts specified above may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares (a "redemption in kind"). Shareholders receiving securities or other financial assets in a redemption in kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period and would like to avoid any possibility of being paid with securities in kind, you may do so by providing Strong Funds with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call 1-800-368-3863). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund's remaining shareholders.

Redemption checks in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period may not be honored by the Fund if the Advisor determines that existing conditions make cash payments undesirable.

RETIREMENT PLANS


Traditional Individual Retirement Account (IRA): Everyone under age 70 1/2 with earned income may contribute to a tax-deferred traditional IRA. The Strong Funds offer a prototype plan for you to establish your own traditional IRA. For the years 2002 through 2004, you are allowed to contribute up to the lesser of $3,000 or 100% of your earned income each year to your traditional IRA (or up to $6,000 or 100% of earned income between your traditional IRA and your non-working spouse's traditional IRA, but no more than $3,000 in one account). Beginning in year 2005, the maximum annual contribution limit for traditional IRA contributions will increase from the current maximum of $3,000 to:

..    $4,000 in years 2005 through 2007
..    $5,000 in 2008.

After 2008, your maximum annual contribution limit may be adjusted for inflation in increments of $500. Under certain circumstances, your contribution will be deductible.

Also, if you reach age 50 before the end of the taxable year, you can make additional "catch-up" contributions for that taxable year and each year thereafter. In addition to the maximum annual contribution limit, you will be able to contribute:

..    $500 for years 2002 through 2005
..    $1,000 for 2006 and each year thereafter.

Roth IRA: Taxpayers, of any age, who have earned income and whose modified adjusted gross income ("AGI") does not exceed $110,000 (single) or $160,000 (joint) can contribute to a Roth IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000 (joint). For the years 2002 through 2004, you are allowed to contribute up to the lesser of $3,000 or 100% of earned income each year into a Roth IRA. Beginning in year 2005, your maximum annual contribution limit for Roth IRA contributions will increase from the current $3,000 up to:

..    $4,000 in years 2005 through 2007
..    $5,000 in 2008.


After 2008, your maximum annual contribution limit may be adjusted for inflation in increments of $500.

If you also maintain a traditional IRA, the maximum contribution to your Roth IRA is reduced by any contributions that you make to your traditional IRA. Distributions from a Roth IRA, if they meet certain requirements, may be federally tax free.

If your modified AGI is $100,000 or less, you can convert your traditional IRAs into a Roth IRA. Conversions of earnings and deductible contributions are taxable in the year of the distribution. The early distribution penalty does not apply to amounts converted to a Roth IRA even if you are under age 59 1/2.


If you reach age 50 before the end of the taxable year, you can make additional "catch-up" contributions for that taxable year and each year thereafter. In addition to the maximum annual contribution limit, you will be able to contribute:


..    $500 for years 2002 through 2005
..    $1,000 for 2006 and each year thereafter.


Coverdell Education Savings Accounts: Taxpayers may contribute up to $2,000 per year into a Coverdell Education Savings Account for the benefit of a child under age 18. Total contributions to any one child cannot exceed the annual contribution limit. The contributor must have modified AGI under $110,000 (single) or $220,000 (joint) to contribute to a Coverdell Education Savings Account. Allowed contributions begin to phase-out at $95,000 (single) or $190,000 (joint). Corporations and non-profit entities may make Coverdell Education Savings Account contributions and are not subject to the income limitations. Withdrawals from the Coverdell Education Savings Account to pay qualified higher education expenses are federally tax free. Qualified education expenses will include qualified elementary and secondary education expenses, as well as post-secondary expenses. Any withdrawals in excess of qualified expenses for the year are potentially subject to tax and an additional 10% penalty.

Direct Rollover IRA: To avoid the mandatory 20% federal withholding tax on distributions, you must transfer the qualified retirement or IRC section 403(b) plan distribution directly into an IRA. Distributions from your qualified plan or 403(b) may be rolled over into a plan other than an IRA; however, it is not mandatory for your new plan to accept rollovers from outside plans. The distribution must be eligible for rollover. Not all distributions are eligible to be rolled over to another retirement plan. Contact your plan administrator to confirm rollover eligibility of your distribution from your current plan. The amount of your Direct Rollover IRA contribution will not be included in your taxable income for the year.


Simplified Employee Pension Plan (SEP-IRA): A SEP-IRA plan allows an employer to make deductible contributions to separate IRA accounts established for each eligible employee.

Salary Reduction Simplified Employee Pension Plan (SAR SEP-IRA): A SAR SEP-IRA plan is a type of SEP-IRA plan in which an employer may allow employees to defer part of their salaries and contribute to an IRA account. These deferrals help lower the employees' taxable income. Please note that you may no longer establish new SAR SEP-IRA plans (since December 31, 1996). However, employers with SAR SEP-IRA plans that were established prior to January 1, 1997 may still open accounts for new employees.


Simplified Incentive Match Plan for Employees (SIMPLE-IRA): A SIMPLE-IRA plan is a retirement savings plan that allows employees to contribute a percentage of their compensation, up to $7,000, for the year 2002, on a pre-tax basis, to a SIMPLE-IRA account. The SIMPLE IRA deferral limit will increase as follows:


$8,000 in 2003
$9,000 in 2004
$10,000 in 2005.

These annual deferral limits are indexed for inflation in $500 increments beginning in 2006. The employer is required to make annual contributions to eligible employees' accounts. All contributions grow tax-deferred. If you have reached age 50 before the end of the plan year, you may make "catch-up" contributions to your SIMPLE IRA. The catch-up limits for a SIMPLE IRA are as follows:

$500 for 2002
$1,000 for 2003
$1,500 for 2004
$2,000 for 2005
$2,500 for 2006 and thereafter.

The catch-up limit is indexed for inflation in $500 increments in 2007 and thereafter.

Defined Contribution Plan: A defined contribution plan allows self-employed individuals, partners, or a corporation to provide retirement benefits for themselves and their employees. Plan types include: profit-sharing plans, money purchase pension plans, and paired plans (a combination of a profit-sharing plan and a money purchase plan).

401(k) Plan: A 401(k) plan is a type of profit-sharing plan that allows employees to have part of their salary contributed on a pre-tax basis to a retirement plan which will earn tax-deferred income. A 401(k) plan is funded by employee contributions, employer contributions, or a combination of both.

403(b)(7) Plan: A 403(b)(7) plan is a tax-sheltered custodial account designed to qualify under section 403(b)(7) of the IRC and is available for use by employees of certain educational, non-profit, hospital, and charitable organizations.

Please note, all contribution limits and other information presented in this section describe the provisions of federal law. You may wish to consult with your tax advisor regarding the impact of any applicable state law on your circumstances.

RIGHT OF SET-OFF

To the extent not prohibited by law, the Fund, any other Strong Fund, and the Advisor, each has the right to set-off against a shareholder's account balance with a Strong Fund, and redeem from such account, any debt the shareholder may owe any of these entities. This right applies even if the account is not identically registered.

SHARES IN CERTIFICATE FORM

Certificates will not be issued for any class of shares of any Fund. A shareholder will, however, have full shareholder rights.

TELEPHONE AND ELECTRONIC EXCHANGE/REDEMPTION/PURCHASE PRIVILEGES

The Fund employs reasonable procedures to confirm that instructions communicated by telephone or electronically are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or electronically, providing written confirmations of such transactions to the address of record, tape recording telephone instructions, and backing up electronic transactions.

                                  ORGANIZATION


The Fund is a "Series" of a Wisconsin Corporation or Delaware Trust, as described in the chart below:

                                                 Date
                                              Corporation/    Date Series  Date Class    Authorized       Par
              Corporation/Trust              Trust Created      Created     Created        Shares       Value ($)
------------------------------------------------------------------------------------------------------------------
Strong Advantage Fund, Inc.                    08/31/88                                  Indefinite       .0001
- Strong Ultra Short-Term Income Fund                          08/31/88                  Indefinite       .0001
         *  Investor Class/(1)/                                             08/31/88     Indefinite       .0001
         *  Advisor Class                                                   08/23/99     Indefinite       .0001
         *  Institutional Class                                             08/23/99     Indefinite       .0001
Strong Corporate Bond Fund, Inc./(2)/          07/19/85                                  Indefinite        .001
- Strong Corporate Bond Fund                                   07/19/85                  Indefinite        .001
         *  Investor Class/(1)/                                             07/19/85     Indefinite        .001
         *  Advisor Class                                                   08/23/99     Indefinite        .001
         *  Institutional Class                                             08/23/99     Indefinite        .001

Strong Government Securities Fund, Inc.        08/08/86                                  Indefinite        .001
- Strong Government Securities Fund                            08/08/86                  Indefinite        .001
         *  Investor Class/(1)/                                             08/08/86     Indefinite        .001
         *  Advisor Class                                                   08/23/99     Indefinite        .001
         *  Institutional Class                                             08/23/99     Indefinite        .001
         *  Class C                                                         12/6/02      Indefinite        .001
Strong Heritage Reserve Series, Inc.           06/02/89                                  Indefinite      .00001
- Strong Heritage Money Fund                                   05/11/95                  Indefinite      .00001
         *  Investor Class/(3)/                                             05/11/95     Indefinite      .00001
         *  Advisor Class                                                   03/24/00     Indefinite      .00001
         *  Institutional Class                                             03/24/00     Indefinite      .00001
Strong High-Yield Municipal Bond Fund, Inc.    03/20/87                                  Indefinite        .001
- Strong High-Yield Municipal Bond Fund                        03/20/87                  Indefinite        .001
         *  Investor Class/(5)/                                             03/20/87     Indefinite        .001
         *  Advisor Class                                                   02/22/00     Indefinite        .001
Strong Income Funds, Inc./(6)/                 02/24/89                                  Indefinite      .00001
- Strong Advisor Municipal Bond Fund/(7)/                       9/13/02                  Indefinite      .00001
         *  Class A                                                          9/13/02     Indefinite      .00001
         *  Class B                                                          9/13/02     Indefinite      .00001
         *  Class C                                                          9/13/02     Indefinite      .00001
         *  Institutional Class                                              11/8/02     Indefinite      .00001
- Strong Corporate Income Fund                                  11/8/02                  Indefinite      .00001
         *  Investor Class                                                   11/8/02     Indefinite      .00001
         *  Advisor Class                                                    11/8/02     Indefinite      .00001
- Strong High-Yield Bond Fund                                  10/27/95                  Indefinite      .00001
         *  Investor Class/(5)/                                             02/22/00     Indefinite      .00001
         *  Advisor Class                                                   02/22/00     Indefinite      .00001
         *  Institutional Class                                             07/13/01     Indefinite      .00001
- Strong Short-Term High Yield Bond Fund                       06/26/97                  Indefinite      .00001
         *  Investor Class/(5)/                                             02/22/00     Indefinite      .00001
         *  Advisor Class                                                   02/22/00     Indefinite      .00001
- Strong Short-Term Income Fund                                 9/30/02                  Indefinite      .00001
         *  Investor Class                                                  9/30/02      Indefinite      .00001
         *  Advisor Class                                                   9/30/02      Indefinite      .00001
        - Strong Stable Value Fund/(7)/                         1/29/03                  Indefinite      .00001
         *  Investor Class                                                   1/29/03     Indefinite      .00001
         *  Class K                                                          1/29/03     Indefinite      .00001
Strong Income Trust                            09/26/02                                  Indefinite      .00001
- Strong Florida Municipal Money Market
  Fund                                                         09/26/02                  Indefinite      .00001
         *  Investor Class                                                  09/26/02     Indefinite      .00001
Strong Money Market Fund, Inc.                 07/19/85                                  Indefinite       .0001
- Strong Money Market Fund                                     07/19/85                  Indefinite       .0001
         *  Investor Class/(4)/                                             07/19/85     Indefinite       .0001
Strong Municipal Bond Fund, Inc.               07/28/86        07/28/86                  Indefinite        .001
- Strong Municipal Bond Fund                   07/28/86        07/28/86                  Indefinite        .001
         *  Investor Class/(5)/                                             07/28/86     Indefinite        .001
         *  Advisor Class                                                   02/22/00     Indefinite        .001
         *  Institutional Class                                             07/24/00     Indefinite        .001
Strong Municipal Funds, Inc. /(6)/             07/28/96                                  Indefinite      .00001
- Strong Intermediate Municipal Bond Fund                      07/13/01                  Indefinite      .00001
         *  Investor Class                                                  07/13/01     Indefinite      .00001
- Strong Minnesota Tax-Free Fund                               12/06/02                  Indefinite      .00001
         *  Investor Class                                                  12/06/02     Indefinite      .00001
         *  Advisor Class                                                   12/06/02     Indefinite      .00001
         *  Class C                                                         12/06/02     Indefinite      .00001

- Strong Municipal Money Market Fund                           07/28/86                  Indefinite      .00001
         *  Investor Class/(4)/                                             07/28/86     Indefinite      .00001
- Strong Short-Term High Yield Municipal                       10/13/97                  Indefinite      .00001
Fund/(5)/
         *  Investor Class                                                  10/13/97     Indefinite      .00001
- Strong Tax-Free Money Fund                                   12/01/00                  Indefinite      .00001
- Strong Ultra Short-Term Municipal Income                     10/27/95                  Indefinite      .00001
Fund
         *  Investor Class/(8)/                                             10/27/95     Indefinite      .00001
         *  Advisor Class                                                   09/21/00     Indefinite      .00001
         *  Institutional Class                                             07/24/00     Indefinite      .00001
- Strong Wisconsin Tax-Free Fund                               03/15/01                  Indefinite      .00001
         *  Investor Class                                                  03/15/01     Indefinite      .00001
         *  Advisor Class                                                   03/15/01     Indefinite      .00001
         *  Class C                                                         12/6/02      Indefinite      .00001
Strong Short-Term Bond Fund, Inc.              03/20/87                                  Indefinite        .001
- Strong Short-Term Bond Fund                                  03/20/87                  Indefinite        .001
         *  Investor Class/(1)/                                             03/20/87     Indefinite        .001
         *  Advisor Class                                                   08/23/99     Indefinite        .001
         *  Institutional Class                                             08/23/99     Indefinite        .001
Strong Short-Term Municipal Bond Fund, Inc.    12/28/90        12/28/90                  Indefinite      .00001
- Strong Short-Term Municipal Bond Fund        12/28/90        12/28/90                  Indefinite      .00001
         *  Investor Class/(5)/                                             12/28/90     Indefinite      .00001
         *  Advisor Class                                                   02/22/00     Indefinite      .00001
         *  Institutional Class                                             07/24/00     Indefinite      .00001
         *  Class C                                                         1/13/03      Indefinite      .00001

/(1)/ Prior to August 23, 1999, the Investor Class shares of the Fund were designated as shares of common stock of the Fund.
/(2)/     Prior to April 17, 1995,the Corporation's name was Strong Income Fund,
          Inc.
/(3)/ Prior to March 24, 2000,the Investor Class shares of the Fund were designated as shares of common stock of the Fund.
/(4)/ Prior to April 9, 2001, the Investor Class shares of the Fund were designated as shares of common stock of the Fund.
/(5)/ Prior to February 22,2000, the Investor Class shares of the Fund were designated as shares of common stock of the Fund.
/(6)/ Prior to October 27, 1995, the Corporations' name was Strong Municipal Money Market Fund, Inc.
/(7)/     Described in a different SAI.
/(8)/ Prior to April 17, 1995, the Corporation's name was Strong U.S. Treasury Money Fund, Inc.

The Strong Corporate Bond Fund is a diversified series of Strong Corporate Bond Fund, Inc., which is an open-end management investment company. The Government Securities Fund is a diversified series of Strong Government Securities Fund, Inc., which is an open-end management investment company. The Strong Heritage Money Fund is a diversified series of Strong Heritage Reserve Series, Inc., which is an open-end management company. Strong High-Yield Municipal Bond Fund is a diversified series of Strong High-Yield Municipal Bond Fund, Inc., which is an open-end management investment company. The Strong Corporate Income Fund, Strong High-Yield Bond Fund, Strong Short-Term High Yield Bond Fund, and Strong Short-Term Income Fund are diversified series of Strong Income Funds, Inc., which is an open-end management investment company. The Strong Money Market Fund is a diversified series of Strong Money Market Fund, Inc., which is an open-end management investment company. Strong Municipal Bond Fund is a diversified series of Strong Municipal Bond Fund, Inc., which is an open-end management investment company. The Strong Intermediate Municipal Bond Fund, Strong Minnesota Tax-Free Fund, Strong Municipal Money Market Fund, Strong Short-Term High Yield Municipal Fund, Strong Tax-Free Money Fund and Strong Ultra Short-Term Municipal Income Fund are diversified series of Strong Municipal Funds, Inc., which is an open-end management investment company. The Strong Ultra Short-Term Income Fund is a diversified series of Strong Advantage Fund, Inc., which is an open-end management investment company. The Wisconsin Tax-Free Fund is a diversified series of Strong Municipal Funds, Inc., which is an open-end management investment company. The Strong Short-Term Bond Fund is a diversified series of Strong Short-Term Bond Fund, Inc., which is an open-end management investment company. The Strong Short-Term Municipal Bond Fund is a diversified series of Strong Short-Term Municipal Bond Fund, Inc., which is an open-end management investment company.

Each Corporation is a Wisconsin corporation that is authorized to offer separate series of shares representing interests in separate portfolios of securities, each with differing investment objectives. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations, or relative rights. However, the Articles of Incorporation for the Corporation provide that if additional series of shares are issued by the Corporation, such new series of shares may not affect the preferences, limitations, or relative rights of the Corporation's outstanding shares. In addition, the Board of Directors of the Corporation is authorized to allocate assets, liabilities, income, and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ. Finally, all holders of shares of the Corporation may vote on each matter presented to shareholders for action except with respect to any matter that affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Each share of the Fund has one vote, and all shares participate equally in dividends and other capital gains distributions by the Fund and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares. Shares of the Corporation have no preemptive, conversion, or subscription rights. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by the custodian, and, in effect, each series will be a separate fund.

The Strong Florida Municipal Money Market Fund is a diversified series of the Strong Income Trust ("Trust"), which is an open-end management investment company.

The Trust is a Delaware statutory trust that is authorized to offer separate series of shares representing beneficial interests in separate portfolios of securities, each with differing investment objectives. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations, or relative rights. However, the Trust Instrument provides that, if additional series of shares are issued by the Trust, such new series of shares may not affect the preferences, limitations, or relative rights of the Trust's outstanding shares. In addition, the Board of Trustees of the Trust is authorized to allocate assets, liabilities, income, and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ. Finally, all holders of shares of the Trust may vote on each matter presented to shareholders for action except with respect to any matter that affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Each share of the Trust has one vote, and all shares participate equally in dividends and other capital gains distributions by the Fund and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares. Shares of the Trust have no preemptive, conversion, or subscription rights. If the Trust issues additional series, the assets belonging to each series of shares will be held separately by the custodian, and, in effect, each series will be a separate fund.

Delaware law provides that shareholders of the Fund shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument provides for indemnification out of the Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason.

Under the Trust Instrument, the Trustees may, without shareholder vote and with approval of a majority of Trustees, cause the Trust to merge or consolidate with one or more entities as long as the surviving entity is an open-end management investment company, or is a fund thereof, that will succeed to or assume the Trust's registration statement under the 1940 Act, or cause the Trust to incorporate under any state law. Under the Trust Instrument, the Trustees also may under specified circumstances, without shareholder vote and with approval of a majority of Trustees, cause the Trust to sell and convey all or substantially all of the Trust's assets to another series of the Trust or to another open-end investment company or a series thereof for adequate consideration, such as shares of the company, or sell or convert into money all or substantially all of the Fund's assets and distribute the shares or net proceeds ratably among the shareholders.

                              SHAREHOLDER MEETINGS

Wisconsin Business Corporation Law permits registered investment companies, such as each Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. Each Corporation has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

The Strong Income Trust will not hold annual shareholders' meeting unless required by law. There will normally be no annual meeting of shareholders in any year in which election of Trustees by shareholders is not required by the 1940 Act.

The Fund's Bylaws allow for a director or trustee, as the case may be, to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. The Secretary shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Fund of such costs, the Fund shall give not less than ten nor more than sixty days notice of the special meeting.


                             PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information (before and after taxes) as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Advisor may agree to waive or reduce its management fee and/or to absorb certain operating expenses for the Fund. Waivers of management fees and absorption of expenses will have the effect of increasing the Fund's performance.

A multiple class Fund will separately calculate performance information for each class of shares. The performance figures for each class of shares will vary based on differences in their expense ratios.


Performance figures for Institutional Class shares of the Corporate Bond, Government Securities, Short-Term Bond, and Ultra Short-Term Income Funds, which were first offered to the public on August 31, 1999, include the historical performance of each Fund's Investor Class shares for the period from a Fund's inception through August 30, 1999. For the Advisor Class shares of these Funds, which also were first offered to the public on August 31, 1999, performance is based on the historical performance of each Fund's Investor Class of shares, which has been recalculated to reflect the additional expenses imposed on the Advisor Class shares, for the period from the Fund's inception through August 30, 1999. Performance figures for Institutional Class shares of the Heritage Money Fund and the Ultra Short-Term Municipal Income Fund, which were first offered to the public on, March 31, 2000 and July 31, 2000, respectively, include the historical performance of the Fund's Investor Class shares for the period from the Fund's inception through, March 30, 2000, and July 30, 2000, respectively. For the Advisor Class shares of the Ultra Short-Term Municipal Income and Ultra Short-Term Income Funds, which were first offered to the public on October 2, 2000, performance is based on the historical performance of the Fund's Investor Class shares, which has been recalculated to reflect the additional expenses imposed on the Advisor Class shares, for the period from the Fund's inception through October 1, 2000. For the Advisor Class shares of the Heritage Money Fund, which were first offered to the public on March 31, 2000, performance is based on the historical performance of the Fund's Investor Class shares, which has been recalculated to reflect the additional expenses imposed on the Advisor Class shares, for the period from the Fund's inception through March 30, 2000. Performance figures for the Advisor Class shares of the High-Yield Bond and Short-Term High Yield Bond Funds, which were first offered to the public on February 29, 2000, include the historical performance of each Fund's Investor Class shares, which has been recalculated to reflect the additional expenses imposed on the Advisor Class shares, for the period from the Fund's inception through February 28, 2000. Performance figures for the Institutional Class shares of the High-Yield Bond Fund, which were first offered to the public on July 31, 2001, include the historical performance of the Fund's Investor Class shares for the period from the Fund's inception through July 30, 2001. Performance figures for Class C shares of the Government Securities Fund and Wisconsin Tax-Free Fund, which were first offered for sale on December 26, 2002, are based on the historical performance of the Fund's Investor Class shares, which has been recalculated to reflect the additional expenses imposed on the Class C shares., for the period from the Fund's inception through December 25, 2002. The performance figures for each class of shares will vary based on differences in their expense ratios. Performance figures for the Class C shares of the Short-Term Municipal Bond Fund, which were first offered for sale on January 31, 2003, are based on the historical performance of the Funds' Investor Class shares, which has been recalculated to reflect the additional expenses imposed on the Class C shares, for the period from the Fund's inception through January 30, 2003. Performance figures for the Corporate Income, Florida Municipal Money Market, Minnesota Tax-Free, and Short-Term Income Funds are not included because these Funds were not offered for sale until October 31, 2002, November 29, 2002, December 26, 2002, and October 31, 2002, respectively.

The following section applies to the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds only:


7-Day Current and Effective Yield


The Fund's 7-day current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus amortized discount, minus amortized premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. The Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. Effective yield is calculated as follows:

                      [(base period return + 1)[POWER OF (365/7)]]- 1.


The following section applies to each Fund, except the Florida Municipal Money Market, Heritage Money, Money Market, Municipal Money Market, and Tax-Free Money Funds.


30-Day Yield

The Fund's yield is computed in accordance with a standardized method prescribed by rules of the SEC. Under that method, the current yield quotation for the Fund is based on a one month or 30-day period. In computing its yield, the Fund follows certain standardized accounting practices specified by rules of the SEC. These practices are not necessarily consistent with those that the Fund uses to prepare annual and interim financial statements in conformity with generally accepted accounting principles. The yield is computed by dividing the net investment income per share earned during the 30-day or one month period by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)[POWER OF 6] - 1]
                                       ---
                                       cd

                  Where a=dividends and interest earned during the period. b=expenses accrued for the period (net of reimbursements).
                         c=the average daily number of shares outstanding during
                           the period that were entitled to receive dividends.
                         d=the maximum offering price per share on the last day
                           of the period.


The following section applies to the Florida Municipal Money Market, High-Yield Municipal Bond, Intermediate Municipal Bond, Municipal Bond, Minnesota Tax-Free, Municipal Money Market, Short-Term High Yield Municipal, Short-Term Municipal Bond, Tax-Free Money, Ultra Short-Term Municipal Income, and Wisconsin Tax-Free Funds only.


Taxable Equivalent Yield

The Fund's tax-equivalent yield is computed by dividing that portion of the Fund's yield (computed as described above) that is tax-exempt by one minus the stated federal income tax rate and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt. Tax-equivalent yield does not reflect possible variations due to the federal alternative minimum tax.

The Wisconsin Tax-Free Fund's tax-equivalent yield is calculated with a combined federal and state income tax rate, using the maximum income tax rate for Wisconsin. In addition, the calculation assumes that the shareholder is taking an itemized deduction for state income taxes and is not subject to the phase-out of itemized deductions. The formula for calculating the combined tax rate is as follows:

           (Federal rate - (State rate * Federal rate)) + State rate.

An investor may want to determine which investment, tax-exempt or taxable, will provide you with a higher after-tax return. To determine the tax-equivalent yield, simply divide the yield from the tax-exempt investment by the sum of (1 minus the investor's marginal tax rate). The tables below are provided for making this calculation for selected tax-exempt yield and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that a Fund may generate.

The following table is based upon the 2003 federal tax rates in effect as of January 1, 2003.

                                                                        A TAX-FREE YIELD OF::
--------------------------------------           ---------------------------------------------------------------------
      2003 Taxable Income Levels                     2%        3%        4%        5%        6%       7%        8%
----------------------------------------------------------------------------------------------------------------------
                      Married Filing   Marginal                  IS EQUIVALENT TO A TAXABLE YIELD OF::
      Single             Jointly       Tax Rate
----------------------------------------------------------------------------------------------------------------------
      under $6,001      under $12,001     10%        2.22%     3.33%     4.44%     5.56%    6.67%     7.78%     8.89%
----------------------------------------------------------------------------------------------------------------------
    $6,001-$28,400    $12,001-$47,450     15%        2.35%     3.53%     4.71%     5.88%    7.06%     8.24%     9.41%
----------------------------------------------------------------------------------------------------------------------
   $28,401-$68,800   $47,451-$114,650     27%        2.74%     4.11%     5.48%     6.85%    8.22%     9.59%    10.96%
----------------------------------------------------------------------------------------------------------------------
  $68,801-$143-500  $114,651-$174,700     30%        2.86%     4.29%     5.71%     7.14%    8.57%    10.00%    11.43%
----------------------------------------------------------------------------------------------------------------------
 $143,501-$311,950  $174,701-$311,950     35%        3.08%     4.62%     6.15%     7.69%    9.23%    10.77%    12.31%
----------------------------------------------------------------------------------------------------------------------
     over $311,950      over $311,950    38.6%       3.26%     4.89%     6.51%     8.14%    9.77%    11.40%    13.03%
----------------------------------------------------------------------------------------------------------------------



DISTRIBUTION RATE

The distribution rate (before and after taxes) for the Fund is computed, according to a non-standardized formula, by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

AVERAGE ANNUAL TOTAL RETURN

The Fund's average annual total return quotation (including after taxes on distributions and after taxes on distributions and sale of Fund shares, as described in the "Total Return" section below) is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated by first taking a hypothetical $10,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total returns reflect the impact of sales charges, if any.

TOTAL RETURN

Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total returns reflect the impact of sales charges, if any.


The Fund may also use after-tax total returns to show the impact of assumed federal income taxes on an investment in the Fund. A Fund's total return after taxes on distributions shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss realized by the investor upon the sale of Fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individual federal tax rate then in effect for each of these categories. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.


Total return for the oldest class of the Fund reflects actual performance for all periods. For other classes, total returns before inception reflect the oldest class' performance, adjusted for sales charges and higher expenses, if any, among the classes.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return. Cumulative total returns reflect the impact of sales charges, if any.

SPECIFIC FUND PERFORMANCE

                                   7-DAY YIELD
                      (7-day period ended January 31, 2003)

                                           Tax Equivalent Yield                                       Without
                                            (30% Tax Bracket)                                   Waivers/Absorptions
--------------------- --------- ---------- --------------------- ---------------- ------------ ----------------------
                      Current   Effective  Current    Effective      Waived        Absorbed    Current     Effective
        Fund           Yield      Yield      Yield      Yield    Management Fees   Expenses      Yield       Yield
--------------------- --------- ---------- ---------- ---------- ---------------- ------------ ----------- ----------
Florida Municipal      0.86%      0.86%      1.23%      1.23%         0.07%          0.20%       0.59%       0.59%
Money
--------------------- --------- ---------- ---------- ---------- ---------------- ------------ ----------- ----------
Heritage Money -       1.05%      1.06%      1.05%      1.06%            -           0.21%       0.84%       0.84%
Investor Class
--------------------- --------- ---------- ---------- ---------- ---------------- ------------ ----------- ----------
Heritage Money -       1.02%      1.03%      1.02%      1.03%            -           0.08%       0.94%       0.94%
Advisor Class
--------------------- --------- ---------- ---------- ---------- ---------------- ------------ ----------- ----------
Heritage Money -       1.27%      1.28%      1.27%      1.28%            -           0.03%       1.24%       1.25%
Institutional Class
--------------------- --------- ---------- ---------- ---------- ---------------- ------------ ----------- ----------
Money Market           0.80%      0.80%      0.80%      0.80%            -           0.29%       0.51%       0.51%
--------------------- --------- ---------- ---------- ---------- ---------------- ------------ ----------- ----------
Municipal Money        1.03%      1.03%      1.47%      1.47%            -              -         1.03%       1.03%
Market
--------------------- --------- ---------- ---------- ---------- ---------------- ------------ ----------- ----------
Tax-Free Money Fund    1.13%      1.14%      1.61%      1.61%            -           0.31%       0.82%       0.82%
--------------------- --------- ---------- ---------- ---------- ---------------- ------------ ----------- ----------

                                  30-DAY YIELD
                     (30-day period ended January 31, 2003)

                                          Tax Equivalent                                              Yield Without
                                          Yield (30% Tax           Waived            Absorbed          Waivers and
           Fund               Yield          Bracket)         Management Fees        Expenses          Absorptions
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Corporate Bond - Investor     5.13%           5.13%                  -                    -               5.13%
Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Corporate Bond - Advisor      5.11%           5.11%                  -                 0.04%              5.07%
Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Corporate Bond -              5.66%           5.66%                  -                   -                5.66%
Institutional Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Corporate Income -            4.38%           4.38%                  -                 1.75%              2.63%
Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Government Securities-        2.78%           2.78%                  -                   -                2.78%
Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Government Securities-        2.56%           2.56%                  -                   -                2.56%
Advisor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------

                                          Tax Equivalent                                              Yield Without
                                          Yield (30% Tax         Waived              Absorbed          Waivers and
           Fund               Yield          Bracket)         Management Fees        Expenses          Absorptions
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Government Securities-        3.22%           3.22%                   -                   -               3.22%
Institutional Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Government Securities -       1.71%           1.71%                2.08%               0.37%              0.68%
Class C
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
High-Yield Bond -             9.61%           9.61%                   -                   -               9.61%
Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
High-Yield Bond - Advisor     9.55%           9.55%                   -                0.08%              9.47%
Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
High-Yield Bond -            10.22%           10.22%                  -                   -              10.22%
Institutional Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
High-Yield Municipal Bond     6.34%           9.06%                   -                   -               6.34%
 - Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Intermediate Municipal        3.74%           5.34%                0.21%               0.71%              2.82%
Bond - Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Minnesota Tax-Free -          3.13%           4.85%(1)             2.08%               0.37%              0.68%
Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Minnesota Tax-Free -          2.81%           4.36%(1)             2.66%               0.37%              0.00%
Class C
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Municipal Bond                4.35            6.21%                   -                   -               4.35%
 - Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Short-Term Bond -             3.79%           3.79%                   -                   -               3.79%
Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Short-Term Bond - Advisor     3.61%           3.61%                   -                0.03%              3.58%
Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Short-Term Bond -             4.26%           4.26%                   -                   -               4.26%
Institutional Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Short-Term High Yield         5.15%           5.15%                   -                   -               5.15%
Bond - Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Short-Term High Yield         5.06%           5.06%                   -                0.05%              5.01%
Bond - Advisor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Short-Term High Yield         4.25%           6.07%                   -                   -               4.25%
Municipal - Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Short-Term Income -           3.78%           3.78%                0.38%               0.49%              2.91%
Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Short-Term Municipal Bond     3.27%           4.67%                   -                   -               3.27%
- Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Short-Term Municipal Bond     3.37%           4.81%                   -                   -               3.37%
- Class C
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Ultra Short-Term Income       3.45%           3.45%                   -                   -               3.45%
-Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Ultra Short-Term Income -     3.22%           3.22%                   -                   -               3.22%
Advisor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Ultra Short-Term Income -     3.97%           3.97%                   -                   -               3.97%
   Institutional Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Ultra Short-Term              2.45%           3.50%                   -                   -               2.45%
Municipal Income -
Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Ultra Short-Term              2.04%           2.91%                   -                   -               2.04%
Municipal Income -
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------

                                          Tax Equivalent                                              Yield Without
                                          Yield (30% Tax         Waived              Absorbed          Waivers and
           Fund               Yield          Bracket)         Management Fees        Expenses          Absorptions
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Advisor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Ultra Short-Term              2.78%          3.97%                    -                   -               2.78%
Municipal Income -
Institutional Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Wisconsin Tax-Free -          3.89%          5.96%/(2)/            0.41%               0.46%              3.02%
Investor Class
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------
Wisconsin Tax-Free -          2.54%          3.89%/(2)/            0.08%               0.37%              2.09%
Class C
--------------------------- ---------- --------------------- ------------------- ------------------ ------------------

/(1)/     Accounts for maximum Minnesota income tax rate, currently 7.85%.
/(2)/     Accounts for maximum Wisconsin income tax rate, currently 6.75%.

                                  TOTAL RETURN

CORPORATE BOND FUND

INVESTOR CLASS

AS OF  OCTOBER 31, 2002                                                          Average Annual Total Return
------------------------------- ------------------ ------------- -----------------------------------------------------
                     Initial                                                                         After Taxes on
                     $10,000      Ending $ Value    Cumulative                    After Taxes on    Distributions and
   Time Period     Investment    October 31, 2002  Total Return    Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $ 10,000         $  9,429          -5.71%        -5.71%           -8.06%             -3.49%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $ 10,000         $ 12,091          20.91%         3.87%            1.14%              1.76%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Ten Years           $ 10,000         $ 20,636         106.36%         7.51%            4.60%              4.64%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund/(1)/   $ 10,000         $ 37,558         275.58%         8.15%            5.05%              5.15%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

/(1)/     Commenced operations on December 12, 1985.

ADVISOR CLASS(1)

AS OF  OCTOBER 31, 2002                                                          Average Annual Total Return
------------------------------- ------------------ ------------- -----------------------------------------------------
                     Initial                                                                         After Taxes on
                     $10,000      Ending $ Value    Cumulative                    After Taxes on    Distributions and
   Time Period     Investment    October 31, 2002  Total Return    Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $ 10,000         $ 9,416           -5.84%         -5.84%          -8.13%             -3.57%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $ 10,000         $ 11,973          19.73%          3.67%           1.02%              1.64%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Ten Years           $ 10,000         $ 20,222         102.22%          7.30%           4.47%              4.51%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund/(2)/   $ 10,000         $ 36,280         262.80%          7.93%           4.91%              5.01%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

/(1)/     First offered on August 31, 1999.
/(2)/     Commenced operations on December 12, 1985.

INSTITUTIONAL CLASS(1)


AS OF  OCTOBER 31, 2002                                                          Average Annual Total Return
------------------------------- ------------------ ------------- -----------------------------------------------------
                     Initial                                                                         After Taxes on
                     $10,000      Ending $ Value    Cumulative                    After Taxes on    Distributions and
   Time Period     Investment    October 31, 2002  Total Return    Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $ 10,000         $ 9,465          -5.35%         -5.35%          -7.84%             -3.27%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

Five Years          $ 10,000         $ 12,250         22.50%         4.14%            1.29%              1.91%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Ten Years           $ 10,000         $ 20,908        109.08%         7.65%            4.68%              4.72%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund/(2)/   $ 10,000         $ 38,052        280.52%         8.24%            5.09%              5.20%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

/(1)/     First offered on August 31, 1999.
/(2)/     Commenced operations on December 12, 1985.

GOVERNMENT SECURITIES FUND

INVESTOR CLASS

AS OF  OCTOBER 31, 2002                                                         Average Annual Total Return
------------------------------- ------------------ ------------- -----------------------------------------------------
                     Initial                                                                         After Taxes on
                     $10,000      Ending $ Value    Cumulative                    After Taxes On    Distributions and
   Time Period     Investment    October 31, 2002  Total Return    Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $ 10,000         $ 10,697          6.97%         6.97%            4.71%              4.31%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $ 10,000         $ 14,331         43.31%         7.46%            5.00%              4.75%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Ten Years           $ 10,000         $ 21,221        112.21%         7.81%            5.09%              4.91%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund/(1)/   $ 10,000         $ 36,795        267.95%         8.48%            5.71%              5.57%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

/(1)/     Commenced operations on October 29, 1986.

ADVISOR CLASS/(1)/

AS OF  OCTOBER 31, 2002                                                         Average Annual Total Return
------------------------------- ------------------ ------------- -----------------------------------------------------
                     Initial                                                                         After Taxes on
                     $10,000      Ending $ Value    Cumulative                    After Taxes On    Distributions and
   Time Period     Investment    October 31, 2002  Total Return    Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $ 10,000         $ 10,677          6.77%         6.77%            4.59%              4.19%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $ 10,000         $ 14,128         41.28%         7.16%            4.81%              4.56%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Ten Years           $ 10,000         $ 20,615        106.15%         7.50%            4.90%              4.73%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund/(2)/   $ 10,000         $ 35,121        251.21%         8.16%            5.51%              5.37%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

/(1)/     First offered on August 31, 1999.
/(2)/     Commenced operations on October 29, 1986.

INSTITUTIONAL CLASS/(1)/

AS OF  OCTOBER 31, 2002                                                         Average Annual Total Return
------------------------------- ------------------ ------------- -----------------------------------------------------
                     Initial                                                                         After Taxes on
                     $10,000      Ending $ Value    Cumulative                    After Taxes On    Distributions and
   Time Period     Investment    October 31, 2002  Total Return    Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $ 10,000         $ 10,745          7.45%         7.45%            5.00%              4.60%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $ 10,000         $ 14,537         45.37%         7.77%            5.18%              4.93%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Ten Years           $ 10,000         $ 21,525        115.25%         7.97%            5.18%              5.01%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund/(2)/   $ 10,000         $ 37,322        273.22%         8.58%            5.76%              5.63%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

/(1)/     First offered on August 31, 1999.
/(2)/     Commenced operations on October 29, 1986.

CLASS C/(1)/

AS OF  OCTOBER 31, 2002                                                         Average Annual Total Return
------------------------------- ------------------ ------------- -----------------------------------------------------
                     Initial                                                                         After Taxes on
                     $10,000      Ending $ Value    Cumulative                    After Taxes On    Distributions and
   Time Period     Investment    October 31, 2002  Total Return    Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $ 10,000         $ 10,487          4.87%         4.87%            3.05%              3.04%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $ 10,000         $ 13,593         35.93%         6.33%            4.33%              4.08%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Ten Years           $ 10,000         $ 19,074         90.74%         6.67%            4.41%              4.23%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund/(2)/   $ 10,000         $ 31,006        210.06%         7.33%            4.99%              4.85%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

/(1)/     First offered on December 26, 2002.
/(2)/     Commenced operations on October 29, 1986.

HERITAGE MONEY FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002
----------------------- --------------------- ------------------------ -------------------- -------------------------
     Time Period           Initial $10,000         Ending $ Value           Cumulative            Average Annual
                             Investment           October 31, 2002         Total Return            Total Return
----------------------- --------------------- ------------------------ -------------------- -------------------------
One Year                      $ 10,000                $ 10,169                1.69%                  1.69%
----------------------- --------------------- ------------------------ -------------------- -------------------------
Five Years                    $ 10,000                $ 12,501               25.01%                  4.57%
----------------------- --------------------- ------------------------ -------------------- -------------------------
Life of Fund/(1)/             $ 10,000                $ 14,262               42.62%                  4.96%
----------------------- --------------------- ------------------------ -------------------- -------------------------

/(1)/     Commenced operations June 29, 1995.

ADVISOR CLASS/(1)/

AS OF OCTOBER 31, 2002
----------------------- --------------------- ------------------------ -------------------- -------------------------
     Time Period           Initial $10,000         Ending $ Value           Cumulative            Average Annual
                             Investment           October 31, 2002         Total Return            Total Return
----------------------- --------------------- ------------------------ -------------------- -------------------------
One Year                      $ 10,000                $ 10,166                1.66%                  1.66%
----------------------- --------------------- ------------------------ -------------------- -------------------------
Five Years                    $ 10,000                $ 12,482               24.82%                  4.53%
----------------------- --------------------- ------------------------ -------------------- -------------------------
Life of Fund/(2)/             $ 10,000                $ 14,230               42.30%                  4.92%
----------------------- --------------------- ------------------------ -------------------- -------------------------

/(1)/     First offered on March 31, 2000.
/(2)/     Commenced operations June 29, 1995.

INSTITUTIONAL CLASS/(1)/

AS OF OCTOBER 31, 2002
----------------------- --------------------- ------------------------ -------------------- -------------------------
     Time Period           Initial $10,000         Ending $ Value           Cumulative            Average Annual
                             Investment           October 31, 2002         Total Return            Total Return
----------------------- --------------------- ------------------------ -------------------- -------------------------
One Year                      $ 10,000                $ 10,191                1.91%                  1.91%
----------------------- --------------------- ------------------------ -------------------- -------------------------
Five Years                    $ 10,000                $ 12,572               25.72%                  4.68%
----------------------- --------------------- ------------------------ -------------------- -------------------------
Life of Fund/(2)/             $ 10,000                $ 14,343               43.43%                  5.04%
----------------------- --------------------- ------------------------ -------------------- -------------------------

/(1)/     First offered on March 31, 2000.
/(2)/     Commenced operations June 29, 1995.

HIGH-YIELD BOND FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002                                                       Average Annual Total Return
------------------------------- ------------------ ------------- -----------------------------------------------------
                    Initial                                                                          After Taxes on
                    $10,000       Ending $ Value    Cumulative                    After Taxes On      Distributions and
   Time Period     Investment    October 31, 2002  Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $ 10,000         $  9,086         -9.14%        -9.14%         -12.80%           -5.42%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $ 10,000         $  9,226         -7.74%        -1.60%         -5.76%            -2.94%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund/(1)/   $ 10,000         $ 13,171         31.71%         4.11%         -0.16%             1.48%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

/(1)/     Commenced operations on December 28, 1995.

ADVISOR CLASS/(1)/

AS OF OCTOBER 31, 2002                                                       Average Annual Total Return
------------------------------- ------------------ ------------- -----------------------------------------------------
                    Initial                                                                          After Taxes on
                    $10,000       Ending $ Value    Cumulative                    After Taxes On      Distributions and
   Time Period     Investment    October 31, 2002  Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $ 10,000         $  9,056         -9.44%         -9.44%          -13.04%            -5.60%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $ 10,000         $  9,093         -9.07%         -1.88%           -5.95%            -3.11%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund/(2)/   $ 10,000         $ 12,918         29.18%          3.81%           -0.35%             1.30%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

/(1)/     First offered on February 29, 2000.
/(2)/     Commenced operations on December 28, 1995.

INSTITUTIONAL CLASS(1)

AS OF OCTOBER 31, 2002                                                       Average Annual Total Return
------------------------------- ------------------ ------------- -----------------------------------------------------
                    Initial                                                                          After Taxes on
                    $10,000       Ending $ Value    Cumulative                    After Taxes On   Distributions and
   Time Period     Investment    October 31, 2002  Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $ 10,000         $  9,162         -8.38%         -8.38%          -12.25%            -4.95%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $ 10,000         $  9,315         -6.85%         -1.41%           -5.62%            -2.82%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund/(2)/   $ 10,000         $ 13,297         32.97%          4.25%           -0.06%             1.57%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

/(1)/     First offered on July 31, 2001.
/(2)/     Commenced operations on December 28, 1995.

HIGH-YIELD MUNICIPAL BOND FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002                                                       Average Annual Total Return
------------------------------- ------------------ ------------- -----------------------------------------------------
                    Initial                                                                          After Taxes On
                    $10,000       Ending $ Value    Cumulative                    After Taxes On   Distributions and
   Time Period     Investment    October 31, 2002  Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $ 10,000         $  9,052          -9.48%         -9.48%          -9.48%             -3.92%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $ 10,000         $  9,232          -7.68%         -1.59%          -1.63%             -0.03%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund/(1)/   $ 10,000         $ 12,492          24.92%          2.48%           2.46%              3.30%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

/(1)/     Commenced operations on October 1, 1993.

INTERMEDIATE MUNICIPAL BOND FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002                                                       Average Annual Total Return
------------------------------- ------------------ ------------- -----------------------------------------------------
                    Initial                                                                          After Taxes on
                    $10,000       Ending $ Value    Cumulative                    After Taxes On   Distributions and
   Time Period     Investment    October 31, 2002  Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $ 10,000         $ 10,710          7.10%         7.10%            6.97%              6.08%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund/(1)/   $ 10,000         $ 11,095         10.95%         8.65%            8.55%              7.77%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

/(1)/     Commenced operations on July 31, 2001.

MONEY MARKET FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002
----------------------- --------------------- ------------------------ -------------------- -------------------------
     Time Period           Initial $10,000         Ending $ Value           Cumulative            Average Annual
                             Investment           October 31, 2002         Total Return            Total Return
----------------------- --------------------- ------------------------ -------------------- -------------------------
One Year                      $ 10,000                $ 10,144                 1.44%                 1.44%
----------------------- --------------------- ------------------------ -------------------- -------------------------
Five Year                     $ 10,000                $ 12,353                23.53%                 4.32%
----------------------- --------------------- ------------------------ -------------------- -------------------------
Ten Year                      $ 10,000                $ 15,528                55.28%                 4.50%
----------------------- --------------------- ------------------------ -------------------- -------------------------
Life of Fund/(1)/             $ 10,000                $ 24,807               148.07%                 5.48%
----------------------- --------------------- ------------------------ -------------------- -------------------------

/(1)/     Commenced operations on October 22, 1985.

MUNICIPAL BOND FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002                                                       Average Annual Total Return
------------------------------- ------------------ ------------- -----------------------------------------------------
                    Initial                                                                          After Taxes on
                    $10,000       Ending $ Value    Cumulative                    After Taxes on   Distributions and
   Time Period     Investment    October 31, 2002  Total Return   Before Taxes    Distributions   Sale of Fund Shares
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
One Year            $ 10,000         $ 10,244          2.44%          2.44%            2.44%              3.13%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Five Years          $ 10,000         $ 11,599          15.99%         3.01%            3.01%              3.39%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Ten Years           $ 10,000         $ 16,084          60.84%         4.87%            4.67%              4.90%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------
Life of Fund/(1)/   $ 10,000         $ 23,527         135.27%         5.49%            5.36%              5.49%
----------------- ------------- ------------------ ------------- --------------- ---------------- --------------------

/(1)/     Commenced operations on October 23, 1986.

MUNICIPAL MONEY MARKET FUND

AS OF OCTOBER 31, 2002
----------------------------------   ----------------   ----------------   ----------------    ----------------
                                      INITIAL $10,000    ENDING $ VALUE       CUMULATIVE        AVERAGE ANNUAL
                TIME PERIOD             INVESTMENT      OCTOBER 31, 2002     TOTAL RETURN         TOTAL RETURN
----------------------------------   ----------------   ----------------   ----------------    ----------------
One Year                             $         10,000   $         10,142               1.42%               1.42%
----------------------------------   ----------------   ----------------   ----------------    ----------------
Five Year                            $         10,000   $         11,670              16.70%               3.14%
----------------------------------   ----------------   ----------------   ----------------    ----------------
Ten Year                             $         10,000   $         13,737              37.37%               3.23%
----------------------------------   ----------------   ----------------   ----------------    ----------------
Life of Fund/(1)/                    $         10,000   $         18,561              85.61%               3.94%
----------------------------------   ----------------   ----------------   ----------------    ----------------

/(1)/     Commenced operations on October 23, 1986.

SHORT-TERM BOND FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002                                                                 Average Annual Total Return
---------------   ---------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002    Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $         9,844             -1.56%             -1.56%             -3.50%                 -0.96%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Five Years        $        10,000   $        12,283             22.83%              4.20%              1.66%                  2.10%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Ten Years         $        10,000   $        16,947             69.47%              5.42%              2.74%                  2.99%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Life of Fund/(1)/ $        10,000   $        26,476            164.76%              6.63%              3.92%                  4.09%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------

/(1)/     Commenced operations on August 31, 1987.

ADVISOR CLASS(1)

AS OF OCTOBER 31, 2002                                                                 Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002   Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $         9,811             -1.89%            -1.89%              -3.73%                 -1.16%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ---------------------
Five Years        $        10,000   $        12,112             21.12%              3.91%              1.49%                  1.92%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    --------------------
Ten Years         $        10,000   $        16,482             64.82%              5.12%              2.57%                  2.82%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ---------------------
Life of Fund/(2)/ $        10,000   $        25,385            153.85%              6.33%              3.74%                  3.91%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ---------------------

/(1)/     First offered on August 31, 1999.
/(2)/     Commenced operations on August 31, 1987.

INSTITUTIONAL CLASS(1)

AS OF OCTOBER 31, 2002                                                                 Average Annual Total Return
---------------------------------   ---------------   ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002    Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $         9,886             -1.14%             -1.14%             -3.24%                 -0.71%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Five Years        $        10,000   $        12,462             24.62%              4.50%              1.85%                  2.28%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Ten Years         $        10,000   $        17,195             71.95%              5.57%              2.84%                  3.08%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Life of Fund/(2)/ $        10,000   $        26,863            168.63%              6.73%              3.99%                  4.15%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------

/(1)/     First offered on August 31, 1999.
/(2)/     Commenced operations on August 31, 1987.

SHORT-TERM HIGH YIELD BOND FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002                                                                 Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002    Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $         9,958             -0.42%             -0.42%             -3.08%                 -0.25%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Five Year         $        10,000   $        12,009             20.09%              3.73%              0.57%                  1.46%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Life of Fund/(1)/ $        10,000   $        12,593             25.93%              4.42%              1.25%                  2.01%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------

/(1)/     Commenced operations on June 30, 1997.

ADVISOR CLASS(1)

AS OF OCTOBER 31, 2002                                                                 Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002    Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $         9,932             -0.68%             -0.68%             -3.29%                 -0.41%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Five Year         $        10,000   $        11,831             18.31%              3.42%              0.38%                  1.27%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Life of Fund/(2)/ $        10,000   $        12,394             23.94%              4.10%              1.06%                  1.82%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------

/(1)/     First offered on February 29, 2000.
/(2)/     Commenced operations on June 30, 1997.

SHORT-TERM HIGH YIELD MUNICIPAL FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002                                                                 Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002    Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $        10,278              2.78%              2.78%              2.78%                  3.51%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ------------------
Life of Fund/(1)/ $        10,000   $        11,975             19.75%              3.73%              3.73%                  3.99%
---------------   ---------------   ---------------   ---------------    ---------------    ---------------    ------------------

/(1)/     Commenced operations on November 30, 1997.

SHORT-TERM MUNICIPAL BOND FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002                                                                Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002    Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $        10,352              3.52%              3.52%              3.52%                  3.76%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ------------------
Five Years        $        10,000   $        12,401             24.01%              4.40%              4.40%                  4.45%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ------------------
Ten Years         $        10,000   $        15,422             54.22%              4.43%              4.39%                  4.45%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ------------------
Life of Fund/(1)/ $        10,000   $        16,264             62.64%              4.59%              4.55%                  4.60%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ------------------

/(1)/     Commenced operations on December 31, 1991.

CLASS C(1)

AS OF OCTOBER 31, 2002                                                                 Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002    Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $        10,127              1.27%              1.27%              1.27%                  1.90%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ------------------
Five Years        $        10,000   $        11,680             16.80%              3.15%              3.15%                  3.21%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ------------------
Ten Years         $        10,000   $        13,683             36.83%              3.19%              3.15%                  3.22%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ------------------
Life of Fund/(2)/ $        10,000   $        14,292             42.92%              3.35%              3.31%                  3.56%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ------------------

/(1)/     First offered on January 31, 2003.
/(2)/     Commenced operations on December 31, 1991.

TAX-FREE MONEY FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002
---------------------   ---------------------   ---------------------   ---------------------    ---------------------
                           Initial $10,000           Ending Value             Cumulative         Average Annual Total
     Time Period             Investment            October 31, 2002          Total Return                Return
---------------------   ---------------------   ---------------------   ---------------------    ---------------------
       One Year         $              10,000   $              10,143                    1.43%                    1.43%
---------------------   ---------------------   ---------------------   ---------------------    ---------------------
Life of Fund/(1)/       $              10,000   $              10,421                    4.21%                    2.22%
---------------------   ---------------------   ---------------------   ---------------------    ---------------------

/(1)/     Commenced operations on December 15, 2000.

ULTRA SHORT-TERM INCOME FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002                                                                Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002     Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $        10,033              0.33%              0.33%             -1.39%                  0.20%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Five Years        $        10,000   $        12,428             24.28%              4.44%              2.12%                  2.40%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Ten Years         $        10,000   $        17,011             70.11%              5.46%              3.04%                  3.16%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Life of Fund/(1)/ $        10,000   $        23,736            137.36%              6.40%              3.92%                  4.01%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------

/(1)/     Commenced operations on November 25, 1988.

ADVISOR CLASS/(1)/

AS OF OCTOBER 31, 2002                                                                 Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002   Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $         9,994             -0.06%             -0.06%              1.67%                 -0.04%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Five Years        $        10,000   $        12,195             21.95%              4.05%              1.88%                  2.16%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Ten Years         $        10,000   $        16,408             64.08%              5.08%              2.81%                  2.93%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Life of Fund/(2)/ $        10,000   $        22,589            125.89%              6.02%              3.68%                  3.77%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------

/(1)/     First offered on August 31, 1999.
/(2)/     Commenced operations on November 25, 1988.

INSTITUTIONAL CLASS(1)

AS OF OCTOBER 31, 2002                                                                  Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002    Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $        10,071              0.71%              0.71%             -1.21%                  0.42%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Five Years        $        10,000   $        12,584             25.84%              4.70%              2.27%                  2.55%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Ten Years         $        10,000   $        17,225             72.25%              5.59%              3.11%                  3.24%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Life of Fund/(2)/ $        10,000   $        24,034            140.34%              6.50%              3.97%                  4.06%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------

/(1)/     First offered on August 31, 1999.
/(2)/     Commenced operations on November 25, 1988.

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002                                                                    Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002    Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $        10,199              1.99%              1.99%              1.99%                  2.46%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Five Years        $        10,000   $        11,912             19.12%              3.56%              3.56%                  3.67%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Life of Fund/(1)/ $        10,000   $        13,122             31.22%              4.00%              4.00%                  4.07%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------

/(1)/ Commenced operations on November 30, 1995.

ADVISOR CLASS/(1)/

AS OF OCTOBER 31, 2002                                                                    Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002   Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $        10,157              1.57%              1.57%              1.57%                  2.04%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ------------------
Five Years        $        10,000   $        11,632             16.32%              3.07%              3.07%                  3.18%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ------------------
Life of Fund/(2)/ $        10,000   $        12,691             26.91%              3.50%              3.50%                  3.57%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    ------------------

/(1)/     First offered on October 2, 2000.
/(2)/     Commenced operations on November 30, 1995.

INSTITUTIONAL CLASS/(1)/

AS OF OCTOBER 31, 2002                                                                       Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002    Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $        10,213              2.13%              2.13%              2.13%                  2.68%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Five Years        $        10,000   $        11,975             19.75%              3.67%              3.67%                  3.79%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Life of Fund/(2)/ $        10,000   $        13,192             31.92%              4.08%              4.08%                  4.16%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------

/(1)/     First offered on July 31, 2000.

/(2)/     Commenced operations on November 30, 1995.

WISCONSIN TAX-FREE FUND

INVESTOR CLASS

AS OF OCTOBER 31, 2002                                                                       Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002    Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $        10,680              6.80%              6.80%              6.77%                  5.99%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Life of Fund/(1)/ $        10,000   $        11,360             13.60%              8.46%              8.44%                  7.72%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------

/(1)/     Commenced operations on April 6, 2001.

CLASS C(1)

AS OF OCTOBER 31, 2002                                                                    Average Annual Total Return
---------------------------------   ----------------  ---------------    ---------------------------------------------------------
                      Initial                                                                                    After Taxes on
                      $10,000        Ending $ Value      Cumulative                         After Taxes on      Distributions and
Time Period          Investment     October 31, 2002    Total Return      Before Taxes       Distributions     Sale of Fund Shares
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
One Year          $        10,000   $        10,423              4.23%              4.23%              4.20%                  3.81%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------
Life of Fund/(2)/ $        10,000   $        11,097             10.97%              6.86%              6.84%                  6.12%
---------------   ---------------   ----------------  ---------------    ---------------    ---------------    -------------------


/(1)/     First offered on December 26, 2002.
/(2)/     Commenced operations on April 6, 2001.

COMPARISONS

U.S. Treasury Bills, Notes, or Bonds. Investors may want to compare the performance of the Fund to that of U.S. Treasury bills, notes, or bonds, which are issued by the U.S. government. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.

Certificates of Deposit. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Other Sources. The Fund's advertisements and supplemental sales literature may contain full or partial reprints of editorials or articles evaluating the Fund's management and performance from such sources as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Mutual Fund Magazine, Barron's, and various investment newsletters. The Fund may also include testimonials from shareholders, clients, and others that describe their experiences with the Fund, the Administrator, or the Distributor, including descriptions of the Fund's performance, features, and attributes and the services, tools, and assistance provided by the Fund, the Administrator, or the Distributor.

IBC/Donoghue, Inc. IBC/Donoghue, Inc. is an independently operated financial newsletter publishing firm specializing in the statistical analysis of the trends in the money market mutual fund industry. From time to time, in marketing and other fund literature, IBC/Donoghue data may be quoted or compared to the Fund's performance. IBC/Donoghue, Inc. provides current (7 and 30 day yields) and historical performance (1, 3, and 5 year returns), rankings and category averages for over 1,100 money market mutual funds.

Individual Municipal Bonds. The Fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike municipal bond mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they may not offer the reduced risk of a mutual fund which invests in many different securities. The initial investment requirements and sales charges of many municipal bond mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.

Various Bank Products. The Fund's performance also may be compared on a before or after-tax basis to various bank products, including the average rate of bank and thrift institution money market deposit accounts, Super N.O.W. accounts and certificates of deposit of various maturities as reported in the Bank Rate Monitor, National Index of 100 leading banks, and thrift institutions as published by the Bank Rate Monitor, Miami Beach, Florida. The rates published by the Bank Rate Monitor National Index are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 large banks and thrifts in the top ten Consolidated Standard Metropolitan Statistical Areas. The rates provided for the bank accounts assume no compounding and are for the lowest minimum deposit required to open an account. Higher rates may be available for larger deposits.


With respect to money market deposit accounts and Super N.O.W. accounts, account minimums range upward from $2,000 in each institution and compounding methods vary. Super N.O.W. accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Generally, the rates offered for these products take market conditions and competitive product yields into consideration when set. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of the Fund fluctuates. Bank checking accounts compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Fund are redeemable at the net asset value (normally, $1.00 per share) next determined after a request is accepted, without charge.


Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-capitalization stock prices generally will fluctuate more than large-capitalization stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Investment Objective. The Funds offer a comprehensive range of conservative to aggressive investment options. The Funds and their investment objectives are listed below.

FUND NAME                                    INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------------------------------
CASH MANAGEMENT
--------------------------------------------------------------------------------------------------------
Strong Florida Municipal Money       Federal tax exempt current income, a stable share price,and daily
Market Fund                          liquidity.
--------------------------------------------------------------------------------------------------------
Strong Heritage Money Fund           Current income, a stable share price, and daily liquidity.
--------------------------------------------------------------------------------------------------------

Strong Money Market Fund             Current income, a stable share price, and daily liquidity.
--------------------------------------------------------------------------------------------------------
Strong Municipal Money Market Fund   Federal tax-exempt current income, a stable share-price, and daily liquidity.
--------------------------------------------------------------------------------------------------------
Strong Tax-Free Money Fund           Federal tax-exempt current income, a stable share-price, and daily liquidity.
--------------------------------------------------------------------------------------------------------
Strong Ultra Short-Term Income Fund  Current income with a very low degree of share-price fluctuation.
--------------------------------------------------------------------------------------------------------
Strong Ultra Short-Term Municipal
Income Fund                          Federal tax-exempt current income with a very low degree of share-price fluctuation.
--------------------------------------------------------------------------------------------------------

GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------
Strong Balanced Fund                 High total return consistent with reasonable risk over the long term.
--------------------------------------------------------------------------------------------------------
Strong Balanced Asset Fund/(1)/      Total return by investing for both income and capital growth.
--------------------------------------------------------------------------------------------------------
Strong Blue Chip Fund                Total return by investing for both income and capital growth.
--------------------------------------------------------------------------------------------------------
Strong Dividend Income Fund          Total return by investing for both income and capital growth.
--------------------------------------------------------------------------------------------------------
Strong Energy Fund                   Total return by investing for both capital growth and income.
--------------------------------------------------------------------------------------------------------
Strong Growth and Income Fund        High total return by investing for capital growth and income.
--------------------------------------------------------------------------------------------------------
Strong Large Company Growth Fund     Total return by investing for both income and capital growth.
--------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund          Long-term capital growth. Current income is a secondary
                                     objective.
--------------------------------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------------------------------
Strong All Cap Value Fund            Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Discovery Fund                Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Dow 30 Value Fund             Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Endeavor Fund                 Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Enterprise Fund               Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Growth Fund                   Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Growth 20 Fund                Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Index 500 Fund                To approximate as closely as practicable (before fees and
                                     expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger capitalized companies.
--------------------------------------------------------------------------------------------------------
Strong Large Cap Core Fund           Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Large Cap Growth Fund         Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Mid Cap Disciplined Fund      Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Opportunity Fund              Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Small Company Value Fund      Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Strategic Value Fund          Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Technology 100 Fund           Capital growth.
--------------------------------------------------------------------------------------------------------
Strong U.S. Emerging Growth Fund     Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Value Fund                    Capital growth.
--------------------------------------------------------------------------------------------------------
INCOME
--------------------------------------------------------------------------------------------------------
Strong Corporate Bond Fund           Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
--------------------------------------------------------------------------------------------------------
Strong Corporate Income Fund         Total return by investing for a high level of current income.
--------------------------------------------------------------------------------------------------------
Strong Government Securities Fund    Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
--------------------------------------------------------------------------------------------------------
Strong High-Yield Bond Fund          Total return by investing for a high level of current income and capital growth.
--------------------------------------------------------------------------------------------------------
Strong  Short-Term Bond Fund         Total return by investing for a high level of current income with a low degree of share-price fluctuation.
--------------------------------------------------------------------------------------------------------

Strong Short-Term High Yield Bond    Total return by investing for a high level of current income
Fund                                 with a moderate degree of share-price fluctuation.
--------------------------------------------------------------------------------------------------------
Strong Short-Term Income Fund        Total return by investing for a high level of current income.
--------------------------------------------------------------------------------------------------------
Strong Stable Value Fund             Current income and a stable share price.
--------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------------------
Strong Asia Pacific Fund             Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Foreign MajorMarkets(SM)      Capital growth.
 Fund/(1)/
--------------------------------------------------------------------------------------------------------
Strong International Stock Fund/(1)/ Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Overseas Fund                 Capital growth.
--------------------------------------------------------------------------------------------------------
LIFE STAGE SERIES
--------------------------------------------------------------------------------------------------------
Strong Aggressive Portfolio          Capital growth.
--------------------------------------------------------------------------------------------------------
Strong Conservative Portfolio        Total return by investing primarily for income and secondarily for capital growth.
--------------------------------------------------------------------------------------------------------
Strong Moderate Portfolio            Total return by investing primarily for capital growth and secondarily for income.
--------------------------------------------------------------------------------------------------------
MUNICIPAL INCOME
--------------------------------------------------------------------------------------------------------
Strong High-Yield Municipal Bond     Total return by investing for a high level of federally tax-exempt
 Fund                                current income.
--------------------------------------------------------------------------------------------------------
Strong Intermediate Municipal Bond   Total return by investing for a high level of federally tax-exempt
 Fund                                current income.
--------------------------------------------------------------------------------------------------------
Strong Minnesota Tax-Free Fund       Total return by investing for a high level of current income that is exempt from federal and Minnesota personal income taxes.
--------------------------------------------------------------------------------------------------------
Strong Municipal Bond Fund           Total return by investing for a high level of federally tax-exempt current income with a moderate degree of share-price fluctuation.
--------------------------------------------------------------------------------------------------------
Strong Short-Term High Yield         Total return by investing for a high level of federally tax-exempt
 Municipal Fund                      current income with a moderate degree of share-price fluctuation.
--------------------------------------------------------------------------------------------------------
Strong Short-Term Municipal Bond     Total return by investing for a high level of federally tax-exempt
 Fund                                current income with a low degree of share-price fluctuation.
--------------------------------------------------------------------------------------------------------
Strong Wisconsin Tax-Free Fund       Total return by investing for a high level of current income that is exempt from federal and Wisconsin personal income taxes.
--------------------------------------------------------------------------------------------------------

/(1)/ The Fund is currently closed to new accounts.


The Advisor also serves as Advisor to several management investment companies, some of which fund variable annuity separate accounts of certain insurance companies.

The Fund may from time to time be compared to other Strong Funds based on a risk/reward spectrum. In general, the amount of risk associated with any investment product is commensurate with that product's potential level of reward. The Strong Funds risk/reward continuum or any Fund's position on the continuum may be described or diagrammed in marketing materials. The Strong Funds risk/reward continuum compares the risk and reward potential of each Strong Fund relative to the other Strong Funds, but is not intended to position any Strong Fund relative to other mutual funds or investment products. Marketing materials may also discuss the relationship between risk and reward as it relates to an individual investor's portfolio.


Tying Time Frames to Your Goals. There are many issues to consider as you make your investment decisions, including analyzing your risk tolerance, investing experience, and asset allocations. You should start to organize your investments by learning to link your many financial goals to specific time frames. Then you can begin to identify the appropriate types of investments to help meet your goals. As a general rule of thumb, the longer your time horizon, the more price fluctuation you will be able to tolerate in pursuit of higher returns. For that reason, many people with longer-term goals select stocks or long-term bonds, and many people with nearer-term goals match those up with for instance, short-term bonds. The Advisor developed the following suggested holding periods to help our investors set realistic expectations for both the risk and reward potential of Strong Funds. (See table below.) Of course, time is just one element to consider when making your investment decision.


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                 STRONG FUNDS SUGGESTED MINIMUM HOLDING PERIODS


       UNDER 1 YEAR               1 OR MORE YEARS                 4 OR MORE YEARS                 5 OR MORE YEARS
       ------------               ---------------                 ---------------                 ---------------
Florida Municipal Money     Ultra Short-Term Income Fund  Conservative Portfolio           Aggressive Portfolio
Market Fund                 Ultra Short-Term Municipal    Corporate Bond Fund              All Cap Value Fund
Heritage Money Fund         Income Fund                   Corporate Income Fund            Asia Pacific Fund
Money Market Fund                                         Government Securities Fund       Balanced Fund
Municipal Money             2 OR MORE YEARS               High-Yield Bond Fund             Balanced Asset Fund
                            ---------------
Market Fund                 Short-Term Bond Fund          High-Yield Municipal             Blue Chip Fund
Tax-Free Money Fund         Short-Term High Yield         Bond Fund                        Discovery Fund
                            Bond Fund                     Intermediate Municipal           Dividend Income Fund
                            Short-Term High Yield         Bond Fund                        Dow 30 Value Fund
                            Municipal Fund                Minnesota Tax-Free Fund          Endeavor Fund
                            Short-Term Income Fund        Municipal Bond Fund              Energy Fund
                            Short-Term Municipal          Stable Value Fund                Enterprise Fund
                            Bond Fund                     Wisconsin Tax-Free Fund          Foreign MajorMarkets(SM) Fund
                                                                                           Growth Fund
                                                                                           Growth 20 Fund
                                                                                           Growth and Income Fund
                                                                                           Index 500 Fund
                                                                                           International Stock Fund
                                                                                           Large Cap Core Fund
                                                                                           Large Cap Growth Fund
                                                                                           Large Company Growth Fund
                                                                                           Mid Cap Disciplined Fund
                                                                                           Moderate Portfolio
                                                                                           Multi Cap Value Fund
                                                                                           Opportunity Fund
                                                                                           Overseas Fund
                                                                                           Small Company Value Fund
                                                                                           Strategic Value Fund
                                                                                           Technology 100 Fund
                                                                                           U.S. Emerging Growth Fund
                                                                                           Value Fund


Product Life Cycles. Discussions of product life cycles and their potential impact on the Fund's investments may be used in advertisements and sales materials. The basic idea is that most products go through a life cycle that generally consists of an early adoption phase, a rapid growth phase, and a maturity phase. The early adoption phase generally includes the time period during which the product is first being developed and marketed. The rapid growth phase usually occurs when the general public becomes aware of the new product and sales are rising. The maturity phase generally includes the time period when the public has been aware of the product for a period of time and sales have leveled off or declined.

By identifying and investing in companies that produce or service products that are in the early adoption phase of their life cycle, it may be possible for the Fund to benefit if the product moves into a prolonged period of rapid growth that enhances the company's stock price. However, you should keep in mind that investing in a product in its early adoption phase does not provide any guarantee of profit. A product may experience a prolonged rapid growth and maturity phase without any corresponding increase in the company's stock price. In addition, different products have life cycles that may be longer or shorter than those depicted and these variations may influence whether the product has a positive effect on the company's stock price. For example, a product may not positively impact a company's stock price if it experiences an extremely short rapid growth or maturity phase because the product becomes obsolete soon after it is introduced to the general public. Other products may never move past the early adoption phase and have no impact on the company's stock price.

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

ADDITIONAL FUND INFORMATION

Portfolio Characteristics. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify Fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a Fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a Fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

         Standard deviation = the square root of    (SIGMA)(xi - xm)POWER OF 2
                                                   ---------------------------
                                                             n-1
Where:   (SIGMA) = "the sum of",
         xi      = each individual return during the time period,
         xm      = the average return over the time period, and
         n       = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a Fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular Fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the Fund manager has added, and a negative alpha quantifies the value that the Fund manager has lost.

Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Duration. Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It measures bond price sensitivity to interest rate changes by taking into account the time value of cash flows generated over the bond's life. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value that is expressed in years. Since duration can also be computed for the Fund, you can estimate the effect of interest rates on the Fund's share price. Simply multiply the Fund's duration by an expected change in interest rates. For example, the price of the Fund with a duration of two years would be expected to fall approximately two percent if market interest rates rose by one percentage point.

                               GENERAL INFORMATION

BUSINESS PHILOSOPHY

The Advisor is an independent, Midwestern-based investment advisor, owned by professionals active in its management. Recognizing that investors are the focus of its business, the Advisor strives for excellence both in investment management and in the service provided to investors. This commitment affects many aspects of the business, including professional staffing, product development, investment management, and service delivery.

The increasing complexity of the capital markets requires specialized skills and processes for each asset class and style. Therefore, the Advisor believes that active management should produce greater returns than a passively managed index. The Advisor has brought together a group of top-flight investment professionals with diverse product expertise, and each concentrates

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

on their investment specialty. The Advisor believes that people are the firm's most important asset. For this reason, continuity of professionals is critical to the firm's long-term success.

INVESTMENT ENVIRONMENT

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

These common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863.

1. Have a plan - even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

2. Start investing as soon as possible. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

3. Diversify your portfolio. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

4. Invest regularly. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

5. Maintain a long-term perspective. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and principal loss.

6. Consider stocks to help achieve major long-term goals. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

7. Keep a comfortable amount of cash in your portfolio. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

8. Know what you're buying. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions...request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

STRONG RETIREMENT PLAN SERVICES


Strong Retirement Plan Services Inc., an affiliate of the Advisor, offers a full menu of high quality, affordable retirement plan options, including traditional money purchase pension and profit sharing plans, 401(k) plans, simplified employee pension plans, salary reduction plans, Keoghs, and 403(b) plans. Retirement plan specialists are available to help companies determine which type of retirement plan may be appropriate for their particular situation.


Turnkey approach. The retirement plans offered by the Advisor are designed to be streamlined and simple to administer. To this end, the Advisor has invested heavily in the equipment, systems, technology, and people necessary to adopt or convert a plan, and to keep it running smoothly. The Advisor provides all aspects of the plan, including plan design, administration, recordkeeping, and investment management. To streamline plan design, the Advisor provides customizable IRS-approved prototype documents. The Advisor's services also include annual government reporting and testing as well as daily valuation of each participant's account. This structure is intended to eliminate the confusion and complication often associated with dealing with multiple vendors. It is also designed to save plan sponsors time and expense.

The Advisor strives to provide one-stop retirement savings programs that combine the advantages of proven investment management, flexible plan design, and a wide range of investment options.

Retirement Options. The Advisor works closely with plan sponsors to design a comprehensive retirement program. The open architecture design of the plans allows for the use of the family of mutual funds managed by the Advisor as well as a stable asset value option. Large company plans may supplement these options with their company stock (if publicly traded) or funds from other well-known mutual fund families.

Education. Participant education and communication are key to the success of any retirement program, and therefore are two of the most important services that the Advisor provides. The Advisor's goal is twofold: to make sure that plan participants fully understand their options and to educate them about the lifelong investment process. To this end, the Advisor provides attractive, readable print materials that are supplemented with audio and video tapes and retirement education programs. The Advisor will work with plan sponsors to identify participants' education needs.

Service. The Advisor's goal is to provide a world class level of service through the use of experienced retirement plan professionals and advanced technology. One aspect of that service is an experienced, knowledgeable team that provides ongoing support for plan sponsors, both at adoption or conversion and throughout the life of a plan. The Advisor is committed to delivering accurate and timely information, evidenced by straightforward, complete, and understandable reports, participant account statements, and plan summaries. The Advisor invests in the latest technology in order to provide plan sponsors and participants with superior service.

The Advisor has designed both "high-tech" and "high-touch" systems, providing an automated telephone system and Internet access as well as professional personal contact. Participants can access daily account information, conduct transactions, or have questions answered in the way that is most comfortable for them.

STRONG FINANCIAL INTERMEDIARY GROUP

The Strong Financial Intermediary Group is dedicated to helping financial advisors better serve their clients. Financial advisors receive regular updates on the mutual funds managed by the Advisor, access to portfolio managers through special conference calls, consolidated mailings of duplicate confirmation statements, access to the Advisor's network of regional representatives, and other specialized services. For more information on the Strong Financial Intermediary Group, call 1-800-368-1683.

                             INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, WI 53202, are the independent accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

                                  LEGAL COUNSEL

Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, WI 53202, acts as legal counsel for the Fund.

                              FINANCIAL STATEMENTS


The Annual Report for the Fund that is attached to this SAI contains the following audited financial information:

1.   Schedules of Investments in Securities.
2.   Statements of Assets and Liabilities.
3.   Statements of Operations.
4.   Statements of Changes in Net Assets.
5.   Notes to Financial Statements.
6.   Financial Highlights.
7.   Report of Independent Accountants.


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                    APPENDIX A- DEFINITION OF CREDIT RATINGS

                     STANDARD & POOR'S ISSUE CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

                STANDARD & POOR'S LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.       Nature of and provisions of the obligation; and

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.


AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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

BB, B, CCC, CC, AND C
Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.



C
The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)
The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


c
The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p
The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*
Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.


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


r
The 'r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.



N.R.
Not rated.

                            MOODY'S LONG-TERM RATINGS

AAA
Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A
Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA
Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA
Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA
Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA
Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                 FITCH RATINGS ("FITCH") NATIONAL CREDIT RATINGS


For those countries with sub and low investment grade foreign and local currency sovereign ratings, and where there is demand for such ratings, Fitch will provide national ratings. The national rating scale is essentially a relative measure of creditworthiness, applicable only within the country concerned. Under this scale, an "AAA" long-term national rating will be assigned to the best risk within that country, which, in most, though not all, cases, will be the sovereign state. National ratings are identified by the addition of a special suffix for the country concerned, such as "AAA(arg)" for national ratings in Argentina.

Since both national and local currency ratings measure the credit risk associated with local currency issues, rating relativities will be consistent between the two scales. However, since national scales are designed to use the full range of rating notches available, a notch on the local currency scale will often be consistent with a range of notches on the national rating scale. And unlike local currency ratings, national ratings have little or no default history to draw on.

Users of national ratings should be aware that issuers and issues rated "AAA" may still represent significant investment risk, especially in countries with low sovereign ratings. They should also be aware that national ratings in countries with low local currency sovereign ratings may experience high volatility.


            FITCH RATINGS ("FITCH") LONG-TERM NATIONAL CREDIT RATINGS

AAA (xxx)
'AAA' national ratings denote the highest rating assigned by Fitch in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA (xxx)
'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A (xxx)
'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB (xxx)
'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB (xxx)
'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B (xxx)
'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favourable business and economic environment.

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

CCC (xxx), CC (xxx), C (xxx)
These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments.

DDD (xxx), DD (xxx), D (xxx)
These categories of national ratings are assigned to entities or financial commitments which are currently in default.

A special identifier for the country concerned will be added to all national ratings. For illustrative purposes, (xxx) has been used, as above.

"+" or "-" may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA(xxx)' Long-term national rating category or to categories below 'CCC (xxx)'.

                               SHORT-TERM RATINGS

                STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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           STANDARD & POOR'S SHORT-TERM MUNICIPAL ISSUE CREDIT RATINGS

A Standard & Poor's note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

..   Amortization  schedule--the  larger  the final  maturity  relative  to other maturities, the more likely it will be treated as a note; and
..   Source of  payment--the  more  dependent  the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

..   Leading market positions in well-established industries.
..   High rates of return on funds employed.
..   Conservative  capitalization  structure  with moderate  reliance on debt and ample  asset  protection.
..   Broad  margins in  earnings  coverage  of fixed financial  charges and high internal  cash  generation.
..   Well-established  access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME
Issuers rated Not Prime do not fall within any of the Prime rating categories.

In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

           FITCH RATINGS ("FITCH") NATIONAL SHORT-TERM CREDIT RATINGS

F1 (xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch's national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F2 (xxx)
Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3 (xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B (xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C (xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D (xxx)
Indicates actual or imminent payment default.

A special identifier for the country concerned will be added to all national ratings. For illustrative purposes, (xxx) has been used, as above.

"+" or "-" may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to ratings other than 'F1
(xxx)'.


In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, Fitch's national short-term rating definitions for F1+ (xxx), F1
(xxx), F2 (xxx) and F3 (xxx) may be substituted by the regulatory scales, e.g. A1+, A1, A2 and A3.

                APPENDIX B - ASSET COMPOSITION BY CREDIT RATINGS


Note: The Corporate Income, Minnesota Tax-Free, and Short-Term Income Funds are not included in the table below because these funds were not offered for sale until October 31, 2002, December 26, 2002, and October 31, 2002, respectively.

For its fiscal year ended October 31, 2002, the Fund's assets were invested in the credit categories shown below. Percentages are computed on a dollar-weighted basis and are an average of twelve monthly calculations for each Fund. In cases where a security is rated in different categories by different rating agencies, the Fund or the Advisor may choose a convention of following the higher or lower rating for its securities.

STRONG CORPORATE BOND FUND

                          Rated                 Advisor's Assessment
Rating                Securities/(1)/          of Unrated Securities
-----------------------------------------------------------------------------
AAA                     4.7%                           0.0%
AA                      2.1                            0.0
A                      19.6                                          0.1
BBB                    66.5                            0.3
BB                      4.8                            1.2
B                       0.6                            0.0
CCC                     0.0                            0.0
CC                      0.0                            0.0
C                       0.0                            0.0
D                       0.0                            0.1
Total                  98.3%                       +   1.7%        =100%

STRONG GOVERNMENT SECURITIES FUND

                          Rated                 Advisor's Assessment
Rating                Securities/(1)/          of Unrated Securities
-----------------------------------------------------------------------------
AAA                    96.7%                           0.1%
AA                      0.7                            0.0
A                       1.5                            0.0
BBB                     1.0                            0.0
BB                      0.0                            0.0
B                       0.0                            0.0
CCC                     0.0                            0.0
CC                      0.0                            0.0
C                       0.0                            0.0
D                       0.0                            0.0
Total                  99.9%                       +   0.1%        =100%

/(1)/ The indicated percentages are based on the highest rating received from any one NRSRO. Each of the NRSROs utilizes rating categories that are substantially similar to those used in this chart (see Appendix A for the rating categories of several NRSROs).


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


STRONG HIGH-YIELD BOND FUND

                          Rated                 Advisor's Assessment
Rating                Securities/(1)/          of Unrated Securities
-----------------------------------------------------------------------------
AAA                     3.2%                           0.0%
AA                      0.0                            0.2
A                       1.5                            0.0
BBB                     4.5                            0.3
BB                     17.1                            4.4
B                      48.3                            2.9
CCC                    13.3                            0.8
CC                      1.2                            0.1
C                       0.1                            0.0
D                       0.5                            1.6
Total                  89.7%                                +10.3%    =100%

STRONG HIGH-YIELD MUNICIPAL BOND FUND

                          Rated                 Advisor's Assessment
Rating                Securities/(1)/          of Unrated Securities
-----------------------------------------------------------------------------
AAA                     0.4%                           0.0%
AA                      0.0                            2.6
A                       3.1                            0.0
BBB                     4.3                            3.1
BB                      5.5                           39.5
B                       4.9                           23.8
CCC                     1.4                            1.7
CC                      0.2                            0.0
C                       0.1                            0.7
D                       0.2                            8.5
Total                  20.1%                       +  79.9%        =100%
-----------------------------------------------------------------------------

STRONG INTERMEDIATE MUNICIPAL BOND FUND

                          Rated                 Advisor's Assessment
Rating                Securities/(1)/          of Unrated Securities
-----------------------------------------------------------------------------
AAA                    32.5%                           0.1%
AA                     14.2                            5.1
A                      21.9                            0.9
BBB                    20.0                            2.6
BB                      1.9                            0.8
B                       0.0                            0.0
CCC                     0.0                            0.0
CC                      0.0                            0.0
C                       0.0                            0.0
D                       0.0                            0.0
Total                  90.5%                       +   9.5%        =100%

/(1)/ The indicated percentages are based on the highest rating received from any one NRSRO; except that, for the Strong High Yield Bond Fund, the Fund or Advisor may choose a convention of following the lowest rating for all securities that are rated in different categories by different rating agencies.

STRONG MUNICIPAL BOND FUND

                          Rated                 Advisor's Assessment
Rating                Securities/(1)/          of Unrated Securities
-----------------------------------------------------------------------------
AAA                    18.2%                           0.4%
AA                     10.4                            3.0
A                      18.0                            5.4
BBB                    22.9                            7.7
BB                      3.0                            7.8
B                       0.1                            0.0
CCC                     0.0                            0.2
CC                      0.0                            0.0
C                       0.0                            0.0
D                       0.1                            2.8
Total                  72.7%                         +27.3%        =100%

STRONG SHORT-TERM BOND FUND

                          Rated                 Advisor's Assessment
Rating                Securities/(1)/          of Unrated Securities
-----------------------------------------------------------------------------
AAA                    47.9%                           0.1%
AA                      4.4                            0.0
A                      16.9                            1.2
BBB                    21.4                            0.5
BB                      4.4                            3.1
B                       0.0                            0.1
CCC                     0.0                            0.0
CC                      0.0                            0.0
C                       0.0                            0.0
D                       0.0                            0.0
Total                  95.0%                          +5.0%        =100%


/(1)/ The indicated percentages are based on the highest rating received from any one NRSRO. Each of the NRSROs utilizes rating categories that are substantially similar to those used in this chart (see Appendix A for the rating categories of several NRSROs).

STRONG SHORT-TERM HIGH YIELD BOND FUND

                          Rated                 Advisor's Assessment
Rating                Securities/(1)/          of Unrated Securities
-----------------------------------------------------------------------------
AAA                     4.8%                             0.0%
AA                      0.0                              0.0
A                       5.4                              0.0
BBB                    16.6                              0.0
BB                     35.5                              3.2
B                      28.8                              2.3
CCC                     2.4                              0.0
CC                      0.1                              0.0
C                       0.0                              0.0
D                       0.9                              0.0
Total                  94.5%                        +    5.5%      =100%

STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND

                          Rated                 Advisor's Assessment
Rating                Securities/(1)/          of Unrated Securities
-----------------------------------------------------------------------------
AAA                     2.2%                             0.4%
AA                      2.6                              1.1
A                       4.9                              1.5
BBB                    22.9                             11.6
BB                      9.8                             30.1
B                       1.9                              9.2
CCC                     0.0                              0.7
CC                      0.0                              0.0
C                       0.0                              0.0
D                       0.3                              0.8
Total                  44.6%                        +   55.4%      =100%
-----------------------------------------------------------------------------

STRONG SHORT-TERM MUNICIPAL BOND FUND

                          Rated                 Advisor's Assessment
Rating                Securities/(1)/          of Unrated Securities
-----------------------------------------------------------------------------
AAA                    14.0%                             0.3%
AA                     11.3                              5.2
A                      17.3                              5.1
BBB                    25.8                              7.9
BB                      3.1                              7.9
B                       0.1                              0.1
CCC                     0.0                              0.8
CC                      0.0                              0.0
C                       0.0                              0.3
D                       0.0                              0.8
Total                  71.6%                        +   28.4%      =100%
-----------------------------------------------------------------------------

/(1)/ The indicated percentages are based on the highest rating received from any one NRSRO; except that, for the Strong Short-Term High Yield Bond Fund, the Fund or Advisor may choose a convention of following the lowest rating for all securities that are rated in different categories by different rating agencies.

STRONG ULTRA SHORT-TERM INCOME FUND

                          Rated                 Advisor's Assessment
Rating                Securities/(1)/          of Unrated Securities
-----------------------------------------------------------------------------
AAA                  57.9%                                           0.0%
AA                    4.4                                            0.2
A                    15.1                                            1.6
BBB                  16.6                                            0.1
BB                    3.8                                            0.2
B                     0.1                                            0.0
CCC                   0.0                                            0.1
CC                    0.0                                            0.0
C                     0.0                                            0.0
D                     0.0                                            0.0
Total                97.9%                         +   2.1%     =100%

STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                          Rated                 Advisor's Assessment
Rating                Securities/(1)/          of Unrated Securities
-----------------------------------------------------------------------------
AAA                  13.1%                                           0.8%
AA                   10.4                                            5.0
A                    19.0                                            3.7
BBB                  23.4                                           13.1
BB                    2.0                                            4.7
B                     0.7                                            3.3
CCC                   0.0                                            0.3
CC                    0.0                                            0.2
C                     0.0                                            0.0
D                     0.1                                            0.2
Total                68.7%                          +   31.3    =100%

STRONG WISCONSIN TAX-FREE FUND

                          Rated                 Advisor's Assessment
Rating                Securities/(1)/          of Unrated Securities
-----------------------------------------------------------------------------
AAA                  28.1%                               4.0%
AA                    4.7                                3.2
A                    11.4                                6.0
BBB                  10.6                               22.1
BB                    1.5                                8.4
B                     0.0                                0.0
CCC                   0.0                                0.0
CC                    0.0                                0.0
C                     0.0                                0.0
D                     0.0                                0.0
Total                56.3%                          +   43.7%   =100%


/(1)/ The indicated percentages are based on the highest rating received from any one NRSRO. Each of the NRSROs utilizes rating categories that are substantially similar to those used in this chart (see Appendix A for the rating categories of several NRSROs).

                           APPENDIX C - SHARE CLASSES

Only the Government Securities Fund, Minnesota Tax-Free Fund, Short-Term Municipal Bond Fund, and Wisconsin Tax-Free Fund offer Class C shares.

FRONT-END SALES LOAD

The maximum front-end sales load is 4.50% for Class A shares. There is no front-end load for Class B or Class C shares.

The offering price for Class A shares is the next NAV calculated after a purchase order is accepted, plus any applicable initial sales charges. No sales charge is imposed on reinvested dividends and distributions. Class A shares are also subject to Rule 12b-1 fees at an annual rate of 0.25% of average daily net assets. The amount of the initial sales charge you pay when you buy Class A shares differs depending on the amount you invest:

---------------------------------------------------------------------------------------------------------------------
                                                                                                      Dealer
                                                                                                 Reallowance as a
                 Amount of                       As a Percentage         As a Percentage          Percentage of
              Your Investment                   of Offering Price         of Investment           Offering Price
---------------------------------------------------------------------------------------------------------------------
Less than $100,000                                    4.50%                   4.71%                   4.00%
---------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                       3.75%                   3.90%                   3.25%
---------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                       2.75%                   2.83%                   2.25%
---------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                     2.25%                   2.30%                   2.00%
---------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                    None                    None                    0.75%
---------------------------------------------------------------------------------------------------------------------

Dealer Reallowances. As shown above, Distributor pays (or "reallows") a portion of the initial sales charge. The dealer reallowance is expressed as a percentage of the Class A share's offering price.

WAIVERS OR REDUCTIONS OF FRONT-END SALES LOADS

The initial sales charge may be reduced or waived in the following circumstances.

1. Reinstatement Privilege. Shareholders of the Fund who have redeemed their shares have a one-time right to reinvest the redemption proceeds at net asset value (without a sales charge). Such a reinvestment must be made within 365 days of the redemption and is limited to the amount of the redemption proceeds. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B Shares will be reinvested in Class A Shares. Although redemptions and repurchases of shares are taxable events, a reinvestment within a certain period of time in the same fund may be considered a "wash sale" and may result in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. Please see your tax adviser for further information. If you paid a CDSC when you redeemed your Class A or Class C shares from the Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

2. Letter of Intent (LOI). If a shareholder (other than a group purchaser described below) anticipates purchasing $100,000 or more of Class A shares of a Fund within a 13-month period, the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by completing the Letter of Intent and delivering the Letter of Intent to the Administrator within 90 days of the commencement of purchases. Subject to acceptance by the Administrator and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the Letter of Intent. The shareholder or his dealer must inform the Administrator that the Letter of Intent is in effect each time shares are purchased. The shareholder makes no commitment to purchase additional shares, but if the shareholder's purchases within 13 months plus the value of shares credited toward completion of the Letter of Intent do not total the sum specified, the shareholder will pay the increased amount of the sales charge as described below. Instructions for issuance of shares in the name of a person other than the person signing the Letter of Intent application must be accompanied by a written statement from the dealer stating that the shares were paid for by the person signing such Letter. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter of Intent. Out of the shareholder's initial purchase (or subsequent purchases if necessary), shares equal to 5% of the intended investment amount will be held in escrow until the intended amount is invested. These escrowed shares may be redeemed by the Fund if the investor is required to pay additional sales charges. When the minimum investment so specified is completed, the escrowed shares will be released. If the intended investment is not completed, the Administrator or Distributor will redeem an appropriate number of the escrowed shares in order to realize the difference between the lower sales charge and the higher sales charge the shareholder would have paid had the shareholder not purchased shares through this program. Shares remaining after any such redemption will be released by the Administrator or Distributor. By completing and signing the Account Application or Letter of Intent, the shareholder irrevocably appoints the Administrator and/or the Distributor as the shareholder's attorney to surrender for redemption any or all escrowed shares with full power of substitution..

3. Right of Accumulation. A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when the shareholder's new investment, together with the current offering price value of Class A shares of that Fund reaches a discount level. A shareholder (or his investment adviser) must provide the Administrator or Distributor with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

4. Group Purchases. A bona fide group and all its members may be treated as a single purchaser and, under the Right of Accumulation (but not the Letter of Intent), obtain quantity sales charge discounts on the purchase of Class A shares if the group (1) gives its endorsement or authorization to the investment program so it may be used by the investment dealer to facilitate solicitation of the membership, thus effecting economies of sales effort; (2) has been in existence for at least six months and has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the Class A shares upon the request of the Administrator or Distributor.

The initial sales charge for Class A shares may be waived in the following circumstances.

1. Waivers for investments from certain payments. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge
(CDSC) by investors who reinvest within 365 days, in these circumstances:

         a. Dividend and capital gain distributions from the Fund. The distributions generally must be reinvested in the same share class. This waiver category also applies to Class B, and C shares.

         b. Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers the Fund as an investment option. You should contact your tax advisor for information on any tax consequences that may apply.

         c. Distributions from an existing retirement plan invested in the Fund.

2. Bank trust departments and law firms. Shares acquired by certain bank trust departments or law firms acting as trustee or manager for trust accounts which have entered into an administrative services agreement with Distributor or the Administrator or one of their affiliates and the shares are being acquired for the benefit of their trust account clients.

3. Any state or local government or any instrumentality, department, authority or agency thereof that has determined a Fund is a legally permissible investment and that can only buy Fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in a Fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

4. Wrap account and fund "supermarket" investments. Shares acquired by investments through certain dealers (including registered investment advisors and financial planners) that have established certain operational arrangements with the Administrator that include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account, or a similar program under which such clients pay a fee to such dealer.

5. Certain retirement plans. Employer-sponsored retirement plans, and their participants, for which the Administrator, the Fund's Distributor, or one of their affiliates has entered into an agreement to provide document or administrative services, and other retirement plans whose administrators or dealers have entered into an agreement with the Administrator, the Fund's

Distributor, or one of their affiliates, to perform services. A CDSC may apply if the retirement plan is transferred out of the Fund or terminated within 12 months of the retirement plan account's initial purchase in the Fund.

6. Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributor.

7. Registered securities dealers and their affiliates, for their investment accounts only.

8. Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer.

9. Officers, directors and employees of the Fund, the Advisor, the Administrator, the Fund's Distributor, and these entities' affiliates, and each of their family members living in the same household.

10. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer.

11. Accounts managed by the Advisor or an affiliate, including accounts in fee-based advisory programs such as the Strong Advisor and Strong Private Client programs.

12. Certain unit investment trusts and their holders reinvesting distributions from the trusts.

13.      Group annuity separate accounts offered to retirement plans.

14. Insurance company separate accounts. Shares acquired by insurance company separate accounts.

15. Internal Revenue Code Section 529 plan accounts which invest in Strong Funds, or for which the Advisor provides investment management services.

16. Transfers of $5 million or more, within a period of 90 days, from a single registered investment professional.


17.      Any accounts under the Strong Program for Charitable Giving(SM).


DEALER COMPENSATION

Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Funds' prospectus.

The Distributor may pay up to 1% as a commission, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more.

The Distributor or one of its affiliates may pay up to 1%, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between the Distributor, or one of its affiliates, and the securities dealer.

In addition to the payments above, the Distributor and/or its affiliates may provide financial support to securities dealers that sell shares of the Fund. This support is based primarily on the amount of sales of Fund shares and/or total assets with the Fund. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts relating to the Fund; a securities dealer's support of, and participation in, the Distributor's marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Fund. Financial support to securities dealers may be made by payments from the Distributor's resources, from the Distributor's retention of underwriting concessions, and from payments to the Distributor under Rule 12b-1 plans. In addition, certain securities dealers may receive brokerage commissions generated by Fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

The Distributor routinely sponsors due diligence meetings for registered representatives during which they receive updates on the Fund and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Fund, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by the Distributor.

CONTINGENT DEFERRED SALES CHARGE (CDSC)


If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 1 year of purchase. The CDSC is 1% of the net asset value at the time of purchase.

Certain retirement plan accounts that qualify to buy Class A shares without an initial sales charge also may be subject to a CDSC if the retirement plan is transferred out of the Fund or terminated within 1 year of the account's initial purchase in the Fund.


Class B shares are only available for purchases up to $500,000. For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the net asset value at the time of purchase.

IF YOU SELL YOUR CLASS B SHARES WITHIN   THIS % (based on purchase price NAV) IS
   THIS MANY YEARS AFTER BUYING THEM      DEDUCTED FROM YOUR PROCEEDS AS A CDSC
--------------------------------------------------------------------------------
                 1 Year                                     5
                 2 Years                                    4
                 3 Years                                    4
                 4 Years                                    3
                 5 Years                                    2
                 6 Years                                    1
                 7 Years                                    0


If you invest in Class C shares, a CDSC may apply on any shares you sell within one year of purchase. The CDSC is 1% of the net asset value at the time of purchase.


Any purchase of $1 million or more will be placed in Class A shares, if A shares are offered for that Fund.

CDSC WAIVERS

The CDSC for any share class generally will be waived for:


1. Account and transaction fees.


2. Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if the securities dealer of record received a payment from the Distributor of 0.25% or less, or the Distributor did not make any payment in connection with the purchase, or the securities dealer of record has entered into a supplemental agreement with the Distributor.

3. Redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the securities dealer of record waived its commission in connection with the purchase.

4. Redemptions by the Fund when an account falls below the minimum required account size.

5. Redemptions following the death of the shareholder or beneficial owner.

6. Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan. Systematic withdrawals of 12% annually require that the minimum distribution for such plan is no less than $250 per month.

7. Redemptions by an employee benefit plan or trust account whose third party administrator or dealer has entered into an agreement with the Distributor or the Administrator or one of their affiliates to perform certain document or administrative services, subject to operational and minimum size requirements specified from time to time by the Distributor or the Administrator or one of their affiliates (not applicable to Class B).

8. Distributions from individual retirement accounts (IRAs) due to death or disability (as defined in the IRC) (for Class B, this applies to all retirement plan accounts, not only IRAs) or for mandatory distributions once the shareholder reaches age 70 1/2. Mandatory redemptions at age 70 1/2 must represent a minimum required pro rata distribution. For Class B shares that are part of an individual's total IRA or 403(b) investment, the CDSC waiver is available only for that portion of a mandatory distribution which bears the same relation to the entire mandatory distribution as the Class B shares investment bears to the total investment.

9. Returns of excess contributions (and earnings, if applicable) from retirement plan accounts.

10. Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B).

ADDITIONAL DEALER COMMISSIONS/CONCESSIONS

Dealers may receive different compensation with respect to sales of Class A, Class B, or Class C shares. In addition, from time to time, the Distributor may pay dealers 100% of the applicable sales charge on sales of Class A shares of certain specified Funds sold by such dealer during a specified sales period. In addition, from time to time, the Distributor, at its expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Fund. Such concessions provided by the Distributor may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Distributor may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                        STRONG MUNICIPAL BOND FUND, INC.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

         (a)      Articles of Incorporation dated July 31, 1996(2)
         (a.1)    Amendment to Articles of Incorporation dated February 22, 2000(4)
         (a.2)    Amendment to Articles of Incorporation dated July 24, 2000(5)
         (a.3)    Amendment to Articles of Incorporation effective April 9, 2001 (7)
         (a.4)    Amendment to Articles of Incorporation effective October 18, 2001(10)
         (b)      Bylaws dated October 20, 1995(1)
         (b.1)    Amendment to Bylaws dated May 1, 1998(3)
         (b.2)    Amendment to Bylaws dated April 5, 2001(7)
         (b.3)    Amendment to Bylaws dated March 1, 2002(11)
         (c)      Specimen Stock Certificate(4)
         (d)      Amended and Restated Investment Advisory Agreement(9)
         (e)      Distribution Agreement(7)
         (f)      Inapplicable
         (g)      Custodian and Remote Access Agreement(8)
         (h)      Amended and Restated Transfer and Dividend Disbursing Agent Agreement(11)
         (h.1)    Investor Class Shares Administration Agreement(10)
         (i)      Inapplicable
         (j)      Consent of Independent Accountants
         (k)      Inapplicable
         (l)      Inapplicable
         (m)      Amended and Restated Rule 12b-1 Distribution Plan(9)
         (n)      Amended and Restated Rule 18f-3 Multiple Class Plan(11)
         (p)      Code of Ethics for Access Persons dated November 8, 2002(12)
         (p.1)    Code of Ethics for Non-Access Persons dated November 8, 2002(12)
         (q)      Power of Attorney dated December 27, 2001(10)
         (q.1)    Power of Attorney dated May 3, 2002(11)
         (r)      Letter of Representation

----------

(1) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of Registrant filed on or about April 26, 1996.

(2) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of the Registrant filed on or about December 30, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of the Registrant filed on or about October 29, 1998.

(4) Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of the Registrant filed on or about February 25, 2000.

(5) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of the Registrant filed on or about July 27, 2000.

(6) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Registrant filed on or about December 27, 2000.

(7) Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Registrant filed on or about April 12, 2001.

(8) Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the Registrant filed on or about June 29, 2001.

(9) Incorporated herein by reference to Post-EffectiveAmendment No. 24 to the Registration Statement on Form N-1A of the Registrant filed on or about August 3, 2001.

(10) Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Registrant filed on or about December 27, 2001.

(11) Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement of Form N-1A of the Registrant filed on or about May 7, 2002.

(12) Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement of Form N-1A of the Registrant filed on or about November 15, 2002.

Item 24. Persons Controlled by or under Common Control with Registrant

         Registrant neither controls any person nor is under common control with any other person.

Item 25. Indemnification

         Officers and directors of the Fund and its advisor and underwriter are insured under a joint directors and officers/errors and omissions insurance policy underwritten by a group of insurance companies in the aggregate amount of $150,000,000, subject to certain deductions. The Funds and each director of the Funds who is not an "interested person" of the Funds or their advisor as defined in the Investment Company Act of 1940, as amended, ("Independent Director") have also entered into an indemnification agreement, which generally provides that each Fund shall, with certain exceptions, indemnify each Independent Director against all liability and expenses reasonably incurred or paid by the Independent Director in connection with any proceeding in which the Indeprendent Director is involved by virtue of being a director of the Fund. In addition, pursuant to the authority of the Wisconsin Business Corporation Law ("WBCL"),
Article VII of Registrant's Bylaws provides as follows:

         ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

               SECTION 7.01. Mandatory Indemnification. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through
         180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

               SECTION 7.02. Permissive Supplementary Benefits. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 of (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more such persons; and (c) advances for related expenses of such a person.

               SECTION 7.03. Amendment. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

               SECTION 7.04. Investment Company Act. In no event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item 26. Business and Other Connections of Investment Advisor

         The information contained under "Who Are the Funds' Investment Advisor and Portfolio Managers?" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 27. Principal Underwriters

         (a) Strong Investments, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Funds, Inc.; Strong Asia Pacific Fund, Inc.; Strong Balanced Fund, Inc.; Strong Balanced Stock Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Equity Funds, Inc.; Strong Equity Funds II, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Income Funds II, Inc.; Strong Income Trust, Strong International Equity Funds, Inc.; Strong Large Cap Growth Fund, Inc.; Strong Life Stage Series, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Opportunity Fund II, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Variable Insurance Funds, Inc., and the State Street Research Tax-Exempt Fund, a series of the State Street Research Tax-Exempt Trust.

         (b)

Name and Principal                          Positions and Offices               Positions and Offices
Business Address                            with Underwriter                    with Fund
------------------------------------------------------------------------------------------------------------
David A. Braaten                            President and Director              none
100 Heritage Reserve
Menomonee Falls, WI  53051

Richard W. Smirl                            Vice President, Chief               Vice President and Secretary
100 Heritage Reserve                        Compliance Officer, Secretary,
Menomonee Falls, WI  53051                  and General Counsel

Anthony J. D'Amato                          Executive Vice President            none
100 Heritage Reserve
Menomonee Falls, WI  53051

Jahn Hanshaft                               Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Randy Henze                                 Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Dana J. Russart                             Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Lawrence B. Zuntz                           Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Adym W. Rygmyr                              Assistant Secretary                 none
100 Heritage Reserve
Menomonee Falls, WI  53051

Thomas M. Zoeller                           Treasurer and Chief                 Vice President

100 Heritage Reserve                        Financial Officer
Menomonee Falls, WI  53051

Kevin J. Scott                              Assistant Treasurer                 none
100 Heritage Reserve
Menomonee Falls, WI  53051

         (c) None

Item 28. Location of Accounts and Records

         All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President and Secretary, Richard W. Smirl, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 29. Management Services

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. Undertakings

         None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 27th day of February, 2003.

                                            STRONG MUNICIPAL BOND FUND, INC.
                                            (Registrant)

                                            By:      /s/ Richard W. Smirl
                                            ------------------------------------
                                                   Richard W. Smirl, Vice
                                                  President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     Name                                          Title                           Dated As Of
---------------------------------------------   -------------------------------------------     -----------------
                                                Chairman of the Board (Principal Executive
/s/ Richard S. Strong                           Officer) and a Director                         February 27, 2003
---------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                             February 27, 2003
---------------------------------------------
John W. Widmer


                                                Director                                        February 27, 2003
---------------------------------------------
Willie D. Davis*


                                                Director                                        February 27, 2003
---------------------------------------------
William F. Vogt*


                                                Director                                        February 27, 2003
---------------------------------------------
Stanley Kritzik*


                                                Director                                        February 27, 2003
---------------------------------------------
Neal Malicky*


                                                                                                February 27,2003
                                                Director
---------------------------------------------
Gordon Greer*

* Gilbert L. Southwell III signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 25 and Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A.

                                       By:      /s/ Gilbert L. Southwell III
                                          --------------------------------------
                                               Gilbert L. Southwell III

                                  EXHIBIT INDEX

                                                                        EDGAR
Exhibit No.                         Exhibit                          Exhibit No.
-----------                         -------                          -----------

(j)      Consent of Independent Accountants                          EX-99.j

(r)      Letter of Representation                                    EX-99.r